As filed with the Securities and Exchange Commission on October 23, 2026

Securities Act File No. 333-[•]

1940 Act File No. 811-24232

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

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FORM N-2

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REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☒

Pre-Effective Amendment No. ☐

Post-Effective Amendment No. ☐

and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 ☒

Amendment No. ☐

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Madara AI & Frontier Technologies Fund

(Exact Name of Registrant as Specified in Charter)

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505 Montgomery Street, Suite 1100, San Francisco, CA 94111

(Address of Principal Executive Offices)

(415) 663-6897

(Registrant’s Telephone Number, including Area Code)

Robert E. Ghenchev

Madara Fund Advisors LLC

505 Montgomery Street, Suite 1100, San Francisco, CA 94111

(Name and Address of Agent for Service)

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Copy to:

Eric S. Purple, Esq. Stradley Ronon Stevens & Young, LLP 2000 K Street, N.W., Suite 700 Washington, D.C. 20006	Joel D. Corriero, Esq. Stradley Ronon Stevens & Young, LLP 2005 Market Street, Suite 2600 Philadelphia, PA 19103

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APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING: AS SOON AS PRACTICABLE AFTER THE EFFECTIVE DATE OF THIS REGISTRATION STATEMENT.

☐	Check box if the only securities being registered on this form are being offered pursuant to dividend or interest reinvestment plans.
☐

Check box if any securities being registered on this Form will be offered on a delayed or continuous basis in reliance on Rule 415 under the Securities Act of 1933 (the “Securities Act”), other than securities offered in connection with dividend or interest reinvestment plans.

☐	Check box if this Form is a registration statement pursuant to General Instruction A.2 or a post-effective amendment thereto.
☐

Check box if this Form is a registration statement pursuant to General Instruction B or a post-effective amendment thereto that will become effective upon filing with the Commission pursuant to Rule 462(e) under the Securities Act.

☐

Check box if this Form is a post-effective amendment to a registration statement filed pursuant to General Instruction B to register additional securities or additional classes of securities pursuant to Rule 413(b) under the Securities Act.

It is proposed that this filing will become effective (check appropriate box):

☐	when declared effective pursuant to section 8(c) of the Securities Act.
☐	immediately upon filing pursuant to paragraph (b) of Rule 486.
☐	on (date) pursuant to paragraph (b) of Rule 486.
☐	60 days after filing pursuant to paragraph (a) of Rule 486.
☐	on (date) pursuant to paragraph (a) of Rule 486.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.
☐

This Form is filed to register additional securities for an offering pursuant to Rule 462(b) under the Securities Act, and the Securities Act registration statement number of the earlier effective registration statement for the same offering is:

☐

This Form is a post-effective amendment filed pursuant to Rule 462(c) under the Securities Act, and the Securities Act registration statement number of the earlier effective registration statement for the same offering is:

☐

This Form is a post-effective amendment filed pursuant to Rule 462(d) under the Securities Act, and the Securities Act registration statement number of the earlier effective registration statement for the same offering is:

Check each box that appropriately characterizes the Registrant:

☒	Registered Closed-End Fund (closed-end company that is registered under the Investment Company Act of 1940 (the “Investment Company Act”)).
☐	Business Development Company (closed-end company that intends or has elected to be regulated as a business development company under the Investment Company Act).
☐	Interval Fund (Registered Closed-End Fund or a Business Development Company that makes periodic repurchase offers under Rule 23c-3 under the Investment Company Act).
☐	A.2 Qualified (qualified to register securities pursuant to General Instruction A.2 of this Form).
☐	Well-Known Seasoned Issuer (as defined by Rule 405 under the Securities Act).
☐	Emerging Growth Company (as defined by Rule 12b-2 under the Securities Exchange Act of 1934).
☐

If an Emerging Growth Company, indicate by check mark if the registrant has elected not to use the extended transition period for complying with any new or revised financial accounting standards provided pursuant.

☒	New Registrant (registered or regulated under the Investment Company Act for less than 12 calendar months preceding this filing).

THE REGISTRANT HEREBY AMENDS THIS REGISTRATION STATEMENT ON SUCH DATE OR DATES AS MAY BE NECESSARY TO DELAY ITS EFFECTIVE DATE UNTIL THE REGISTRANT SHALL FILE A FURTHER AMENDMENT WHICH SPECIFICALLY STATES THAT THIS REGISTRATION STATEMENT SHALL THEREAFTER BECOME EFFECTIVE IN ACCORDANCE WITH SECTION 8(a) OF THE SECURITIES ACT OF 1933, OR UNTIL THE REGISTRATION STATEMENT SHALL BECOME EFFECTIVE ON SUCH DATE AS THE SECURITIES AND EXCHANGE COMMISSION, ACTING PURSUANT TO SECTION 8(a), MAY DETERMINE.

THE INFORMATION IN THIS PROSPECTUS IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS PROSPECTUS IS NOT AN OFFER TO SELL THESE SECURITIES AND IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY JURISDICTION WHERE THE OFFER OR SALE IS NOT PERMITTED.

Subject to Completion

Dated October 23, 2026

PROSPECTUS

Madara AI & Frontier Technologies Fund

[•] Common Shares

$[•] per Common Share

The Fund. Madara AI & Frontier Technologies Fund (the “Fund”) is a newly organized Delaware statutory trust that is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified, closed-end management investment company and that operates as a fund of funds.

Investment Objective. The Fund’s investment objective is to seek long-term capital appreciation. There can be no assurance that the Fund will achieve its investment objective.

Investment Strategies. Under normal market conditions, the Fund invests at least 80% of its Assets in artificial intelligence (“AI”) and frontier technology investments (the “80% Policy”). AI and frontier technology investments consist principally of interests in privately offered pooled investment vehicles, including limited partner and similar interests in venture capital, growth equity and private equity funds (each an “Underlying Fund”) that are predominantly focused on AI and other frontier technologies, together with related direct and co-investments and cash and cash equivalents held to satisfy the Fund’s unfunded commitments to invest equity in such Underlying Funds that the Fund reasonably expects to be called in the future. “Assets” means the Fund’s net assets plus the amount of any borrowings for investment purposes. See “INVESTMENT OBJECTIVE AND STRATEGIES.”

No Prior History. Because the Fund is newly organized, its Common Shares have no history of public trading. Shares of closed-end investment companies frequently trade at a discount from their net asset value (“NAV”). This risk of loss due to the discount may be greater for investors who expect to sell their shares in a relatively short period after completion of the public offering. The Fund has applied to list its common shares of beneficial interest (“Common Shares”) on the New York Stock Exchange (the “NYSE”) and, subject to notice of issuance, expects the Common Shares to be listed under the symbol “MXAI.” The listing of the Common Shares must be approved by the NYSE prior to any trading of the Common Shares on the NYSE, and there is no guarantee that the Fund will be so approved.

Investment Adviser. Madara Fund Advisors LLC serves as the investment adviser of the Fund (the “Adviser”).

An investment in the Fund involves substantial risks and special considerations. You could lose some or all of your investment. See “RISKS.” You should carefully consider these risks together with all of the other information contained in this prospectus (the “Prospectus”) before making a decision to purchase Common Shares.

Neither the Securities and Exchange Commission (the “SEC”) nor any state securities commission has approved or disapproved of these securities or passed upon the adequacy or accuracy of this Prospectus. Any representation to the contrary is a criminal offense.

	Per Common Share	Total(1)
Public Offering Price	$[•]	$[•]
Sales Load(2)	None	None
Proceeds, after expenses, to the Fund(3)	$[•]	$[•]

(1) The underwriters are obligated to purchase all the Common Shares sold in this offering, which represent [•]% of the outstanding voting securities of the Fund. In addition, under the terms of the underwriting agreement among the Fund, the Adviser and the underwriters (the “Underwriting Agreement”), the Fund has granted the underwriters an option, exercisable within 30 days after the closing of this offering (the “Closing”), to acquire up to an additional [•]% of the total number of Common Shares offered by the Fund in this offering at the public offering price per Common Share (the “Public Offering Price”), solely for the purpose of covering over-allotments (the “Over-allotment Option”). If the Over-allotment Option is exercised in full, the total Public Offering Price, Sales Load and Proceeds, after expenses, to the Fund will be $[•], None and $[•], respectively. See “UNDERWRITING.”

(2) Investors purchasing Common Shares in this offering will not be charged a sales load. The Adviser, and not the Fund, will pay the underwriters the full amount of the sales load of $[•] per Common Share, which is [•]% of the gross proceeds from the sale of the Common Shares in this offering, from its own assets. The Fund will not reimburse or otherwise repay the Adviser that amount. The Adviser has also agreed to pay [•] a structuring fee. See “SUMMARY OF FUND EXPENSES” and “UNDERWRITING.”

(3) The Adviser will pay all organizational expenses of the Fund and all offering costs associated with this offering, including registration fees, FINRA filing fees, exchange listing fees, printing expenses, legal fees and expenses, and accounting fees and expenses. The Adviser or its affiliates will also reimburse the reasonable and documented out-of-pocket expenses of the underwriters, including the fees and expenses of counsel to the representative, subject to a cap. The Fund will not reimburse or otherwise repay the Adviser these amounts. Because the Adviser bears those costs, they do not reduce the Fund’s NAV. At the Closing, the Fund’s assets will consist of the cash proceeds of this offering and the Fund’s initial capital, and the Fund’s NAV per Common Share will be equal to the Public Offering Price. See “SUMMARY OF FUND EXPENSES” and “UNDERWRITING.”

The underwriters expect to deliver the Common Shares to purchasers on or about [•].

This Prospectus applies to the offering of the Fund’s Common Shares. This Prospectus is not an offer to sell Common Shares and is not soliciting an offer to buy Common Shares in any state or jurisdiction where such offer or sale is not permitted. If you purchase Common Shares of the Fund, you will become bound by the terms of the agreement and declaration of trust of the Fund (the “Declaration of Trust”).

Risk Factors. The Common Shares are speculative investments and involve a substantial risk of loss, including risks arising from the Fund’s ability to use leverage. Before buying any Common Shares, please review “RISKS.” In addition, please consider the following:

•  Shares of closed-end management investment companies frequently trade at a discount to their NAV. The risk of loss from that discount may be greater for initial investors who expect to sell their Common Shares in a relatively short period after the completion of this offering. See “RISKS — Closed-End Fund and Market Discount Risk” and “REPURCHASE OF SHARES.”

•  An active, liquid and orderly market for the Common Shares may not develop or be sustained, and you may be unable to sell Common Shares at, above or below the price at which you purchased them. See “RISKS — Closed-End Fund and Market Discount Risk.”

•  The Fund concentrates its investments in the technology group of industries and is non-diversified, so its results depend on a limited number of Underlying Funds and, indirectly, on a concentrated group of companies exposed to the same technological and regulatory developments. See “RISKS — Technology Concentration Risk” and “RISKS — Non-Diversification Risk.”

•  The Fund’s interests in Underlying Funds are illiquid and generally cannot be sold quickly and may not always be sold on favorable terms. See “RISKS — Illiquidity of the Fund’s Investments.”

•  The Fund may borrow money and issue debt securities for investment purposes to the extent permitted by the 1940 Act. Leverage magnifies both gains and losses, and there is no assurance that any leveraging strategy will be successful. See “USE OF LEVERAGE” and “RISKS — Leverage Risk.”

There are risks associated with the Fund’s distribution sources.

•  The amount of distributions that the Fund may pay, if any, is uncertain.

•  The Fund may pay distributions in significant part from sources that may not be available in the future and that are unrelated to the Fund’s performance, such as offering proceeds and borrowings. There is no guarantee that distributions will be made or that a level of distributions will be maintained over time.

•  A distribution may be payable, at the election of each holder of Common Shares (each, a “Common Shareholder,” and collectively the “Common Shareholders”), in cash or in Common Shares, in which case the aggregate amount of cash available to all Common Shareholders is limited. A Common Shareholder electing cash may accordingly receive part of that distribution in Common Shares. See “DIVIDENDS AND DISTRIBUTIONS — Distributions Payable in Cash or Common Shares.”

***

This Prospectus sets forth concisely information that you should know about the Fund before investing. You are advised to read this Prospectus carefully and to retain it for future reference. Additional information about the Fund, including the Fund’s statement of additional information (the “SAI”), dated [•], has been filed with the SEC and as amended from time to time, is incorporated by reference in its entirety into this Prospectus. You can request free copies of the SAI, annual and semi-annual reports, once available, and other information about the Fund, or make shareholder inquiries, without charge, by writing to the Fund at 505 Montgomery Street, Suite 1100, San Francisco, CA 94111, by calling the Fund at (415) 663-6897, or by accessing the Fund’s website at madarafunds.com. You can obtain the SAI, material incorporated by reference and other information about the Fund on the SEC’s website (https://www.sec.gov).

You should not construe the contents of this Prospectus as legal, tax or financial advice. You should consult with your own professional advisers as to legal, tax, financial or other matters relevant to the suitability of an investment in the Fund.

You should rely only on the information contained or incorporated by reference in this Prospectus. Neither the Fund nor the underwriters have authorized any other person to provide you with different information. If anyone provides you with different or inconsistent information, you should not rely on it. Neither the Fund nor the underwriters are making an offer to sell these securities in any jurisdiction where the offer or sale is not permitted. You should not assume that the information provided by this Prospectus is accurate as of any date other than the date on the front of this Prospectus. The Fund’s business, financial condition and results of operations may have changed since that date. The Fund will amend this Prospectus if, during the period this Prospectus is required to be delivered, there are any material changes to the facts stated in this Prospectus.

[•]

[•]

[•]

The date of this Prospectus is [•].

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ADDITIONAL INFORMATION	91
REPORTS TO SHAREHOLDERS	92
FISCAL YEAR	93
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM; LEGAL COUNSEL	94
AVAILABLE INFORMATION	94

ii

PROSPECTUS SUMMARY

This is only a summary and does not contain all of the information that you should consider before investing in the Fund. Before investing in the Fund, you should carefully read the more detailed information appearing elsewhere in this Prospectus and in the SAI.

The Fund

Madara AI & Frontier Technologies Fund (the “Fund”) is a newly organized Delaware statutory trust that is registered under the 1940 Act as a non-diversified, closed-end management investment company and that operates as a fund of funds. The Fund seeks to provide public, exchange-listed access to a portfolio of privately offered venture capital, growth equity and private equity funds focused on AI and other frontier technologies. The Fund acquires interests in those funds through three channels: capital commitments to funds that are raising capital; the purchase of existing interests from other investors in privately negotiated transactions for cash; and the acquisition of existing interests in exchange for newly issued Common Shares. The Fund has applied to list the Common Shares on the NYSE and, subject to notice of issuance, expects the Common Shares to be listed under the symbol “MXAI.” The Fund is an appropriate investment only for those investors who can tolerate a high degree of risk.

The Offering

The Fund is offering [•] Common Shares at the Public Offering Price through the several underwriters named in this Prospectus (the “Underwriters”). The Fund has granted the Underwriters an option to purchase up to [•] additional Common Shares at the Public Offering Price within 30 days after the Closing. Investors purchasing Common Shares in this offering will not be charged a sales load; the Adviser, and not the Fund, pays the sales load to the Underwriters from its own assets. The Adviser also bears all organizational expenses of the Fund and all offering costs associated with this offering, so that the Fund’s NAV per Common Share at the commencement of the Fund’s operations is not reduced by those costs. See “UNDERWRITING” and “SUMMARY OF FUND EXPENSES.”

Investment Objective

The Fund’s investment objective is to seek long-term capital appreciation. There can be no assurance that the Fund will achieve its investment objective.

The Fund’s investment objective is not a fundamental policy and may be changed by the Board of Trustees of the Fund (the “Board of Trustees” or the “Board,” and each member a “Trustee”) without shareholder approval.

Investment Strategies

Under normal market conditions, the Fund invests at least 80% of its Assets in AI and frontier technology investments (the “80% Policy”). AI and frontier technology investments consist principally of interests in Underlying Funds that are predominantly focused on AI and other frontier technologies, together with related direct and co-investments and cash and cash equivalents held to satisfy the Fund’s unfunded commitments to invest equity in such Underlying Funds that the Fund reasonably expects to be called in the future. “Assets” means the Fund’s net assets plus the amount of any borrowings for investment purposes. The Fund’s portfolio is expected to span multiple frontier technology themes, which may include AI and machine learning; cloud and data infrastructure; cybersecurity; semiconductors and advanced computing; robotics and automation; financial technology and other software infrastructure; space and defense technology; and technology-enabled life sciences and health. The Fund does not manage its portfolio to a target allocation among these themes, and does not manage to a target allocation as between AI and other frontier technologies.

Non-principal strategies. In addition to the principal strategies described above, the Fund may engage in non-principal strategies from time to time, such as acquiring an interest in an Underlying Fund as a member of a syndicate or holding debt or quasi-debt securities received through a co-investment or a distribution from an Underlying Fund. While those techniques and investments are permissible for the Fund, the Fund is not required to use them. See “NON-PRINCIPAL RISKS.”

Investment Types

Primary commitments. Primary commitments are interests acquired in newly formed Underlying Funds during their fundraising periods, typically before the Underlying Fund begins deploying capital. The managers of the Underlying Funds (each, an “Underlying Fund Manager”) call the Fund’s committed capital over time, on its own timetable, and returns proceed to the Fund as the Underlying Fund’s investments are realized. All investments held by an Underlying Fund are selected and managed by its Underlying Fund Manager, and the Fund does not control or direct them.

Secondary investments for cash. The Fund may acquire existing interests from other investors in privately negotiated transactions (“Secondary Investments”) for cash and/or Secondary Investments in which the Fund issues Common Shares as consideration rather than paying cash, which this Prospectus refers to as an “in-kind contribution.” The Fund acquires a Secondary Investment, generally through a negotiated transaction requiring the consent of the Underlying Fund Manager. Relative to a primary commitment, a Secondary Investment offers greater visibility into the assets the Underlying Fund already holds and a shorter expected holding period. An interest may be acquired at a discount to the NAV reported by the Underlying Fund Manager. See “RISKS — Secondary Investment Risks.”

In-kind contributions. The Fund may acquire existing interests in Underlying Funds by issuing newly issued Common Shares as consideration rather than paying cash. An in-kind contribution is a Secondary Investment, distinguished from a purchase for cash by the consideration the Fund gives. The Fund plans on issuing Common Shares in exchange for existing interests in Underlying Funds under contribution agreements the Fund has entered into with holders of those interests (each, a “Contributor”). See “IN-KIND CONTRIBUTIONS OF UNDERLYING FUND INTERESTS.” Upon the closing of such in-kind contributions, the Fund will issue Common Shares at a value per Common Share agreed with each Contributor in the relevant contribution agreement, which in each case will exceed the Public Offering Price. Assuming this offering is completed in full and each contribution closes, the Fund’s NAV per Common Share immediately following those closings is expected to increase relative to the Public Offering Price. That increase would accrue to investors purchasing Common Shares in this offering. The expected increase depends on the value attributed to each contributed interest. Those values are determined by the Adviser, which is compensated on the basis of the Fund’s assets, with the assistance of an independent third-party valuation firm engaged before the relevant contribution agreement was entered into. An increase in NAV recognized at the time of acquisition may correspondingly reduce the Fund’s reported investment performance in later periods. See “IN-KIND CONTRIBUTIONS OF UNDERLYING FUND INTERESTS” and “INVESTMENT MANAGEMENT AND OTHER SERVICES — Conflicts of Interest” in the SAI.

Direct interests in companies. The Fund may also hold interests in companies directly, in two circumstances: co-investments made alongside an unaffiliated Underlying Fund Manager in an individual company or asset, and securities received where an Underlying Fund satisfies a distribution to its investors by distributing securities rather than cash. The Fund does not acquire securities of operating companies directly as a matter of course, and does not intend to hold securities received in a distribution in kind as long-term investments. See “INVESTMENT OBJECTIVE AND STRATEGIES — Direct Interests in Companies.”

In the early years of the Fund’s operations, the Fund expects its portfolio to be constructed primarily through Secondary Investments, including the in-kind contributions discussed above. That is an expectation about the Fund’s early portfolio rather than an allocation policy; the Fund does not manage to a target allocation among the three channels. See “RISKS — Secondary Investment Risks.”

Risk Factors

An investment in the Fund involves substantial risks and special considerations. The principal risks are organized into two sections: (i) Risks Related to the Fund’s Investments and (ii) Risks Related to the Fund’s Structure and Operations. Each section is summarized below. Each summary collapses one or more of the risk factors described in full in the sections named. These summaries are not a substitute for those sections, and you should read them in full before investing. Risks the Fund does not consider principal are described under “NON-PRINCIPAL RISKS.”

Risks related to the Fund’s investments.

•  The Fund relies on the Underlying Fund Managers, does not control what the Underlying Funds hold or when they buy and sell, and receives limited and lagged information about them. See “RISKS — Fund of Funds Risk.”

•  Common Shareholders bear two layers of fees and expenses: the Fund’s own, and indirectly those of the Underlying Funds, which include asset-based fees and performance-based fees or allocations payable to the Underlying Fund Managers. See “SUMMARY OF FUND EXPENSES” and “RISKS — Fund of Funds Risk.”

•  The companies the Underlying Funds hold are private, are often at an early stage, and many of them may fail. These companies may have limited financial resources, short operating histories, narrow product ranges and small management teams and they generally depend on further rounds of private financing. The Fund’s return on an investment in such companies depends on an exit that neither the Fund nor the Adviser controls or can compel. See “RISKS — Risks of Venture, Growth and Buyout Investments.”

•  Common Shareholders will have no right to require the Fund to redeem their Common Shares; the Fund’s interests in Underlying Funds are illiquid and generally cannot be sold quickly and may not be sold on favorable terms; and an active market in the Common Shares may not develop. See “RISKS — Closed-End Fund and Market Discount Risk” and “RISKS — Illiquidity of the Fund’s Investments.”

•  The Underlying Funds often require the Fund to contribute capital or, in rare cases, may claw back capital previously distributed to investors, which increases the Fund’s risk of encountering liquidity difficulties that may require the Fund to sell assets at deep discounts or borrow funds at high rates in order to meet these financial obligations. See “RISKS — Illiquidity of the Fund’s Investments.”

•  A significant portion of the Fund’s investments are expected to have no readily available market value. They are carried at fair value determined by the Adviser as the Fund’s valuation designee, principally from valuations the Underlying Fund Managers report to it, and the Adviser is compensated on the value it determines. See “RISKS — Valuation Risk” and “INVESTMENT MANAGEMENT AND OTHER SERVICES — Conflicts of Interest” in the SAI.

•  The Fund concentrates its investments in the technology group of industries and is non-diversified, so its results depend on a concentrated group of companies exposed to the same technological, competitive and regulatory developments, and to the risk that those technologies are superseded. See “RISKS — Technology Concentration Risk” and “RISKS — Non-Diversification Risk.”

•  In a Secondary Investment the Fund prices an interest on limited information and may pay more than the interest proves to be worth, and a seller may know more about the interest than the Fund does. See “RISKS — Secondary Investment Risks.”

•  The in-kind contributions described in this Prospectus may not close, and the value attributed to a contributed interest may differ from the value the Fund ultimately realizes. See “RISKS — In-Kind Contribution Risks” and “RISKS — New Fund Risk.”

•  The Fund does not limit its investments by geography and may be exposed to non-U.S. markets and to changes in currency exchange rates, which it does not expect to hedge as a matter of course. See “RISKS — Non-U.S. Investments Risk” and “RISKS — Currency Risk.”

Risks related to the Fund’s structure and operations.

•  The Fund is actively managed using the Adviser’s proprietary investment strategies and processes and its performance reflects investment decisions that the Adviser makes for the Fund. In managing the Fund’s investment portfolio, the Adviser will use its judgment and sole discretion to apply investment techniques and risk analyses that may not operate as intended or produce the desired result. See “RISKS — Management Risk.”

•  The Fund has no operating history, and its structure — a listed, closed-end fund of privately offered funds — has limited precedent. See “RISKS — New Fund Risk.”

•  The Fund determines its NAV monthly, and at such other times as the Board or the Adviser determines, from information reported quarterly and in arrears, and therefore this may increase the risk that the Common Shares may trade at a discount to NAV. See “RISKS — Closed-End Fund and Market Discount Risk.”

•  The Fund expects to issue additional Common Shares after this offering, including in payment of a distribution to current Common Shareholders at a price below net asset value, which may dilute existing Common Shareholders and may depress the market price of the Common Shares. See “RISKS — Closed-End Fund and Market Discount Risk.”

•  The Fund may use leverage, which magnifies losses as well as gains, and the Underlying Funds and the companies they hold use leverage of their own. See “USE OF LEVERAGE” and “RISKS — Leverage Risk.”

•  The amount and frequency of the Fund’s distributions are uncertain, and a distribution may be paid from sources unrelated to the Fund’s performance, including offering proceeds and borrowings. See “DIVIDENDS AND DISTRIBUTIONS” and “RISKS — Distribution Risk.”

•  If the Fund failed to qualify as a regulated investment company it would be taxed as a corporation on its income, and Common Shareholders may in some circumstances be required to pay tax in excess of the cash they receive. See “RISKS — Tax Risk.”

The risks summarized above are not the only risks of investing in the Fund.

Management

The Board has overall responsibility for the management and supervision of the business operations of the Fund on behalf of Common Shareholders. A majority of the Trustees are and will be persons who are not “interested persons” of the Fund as defined in the 1940 Act. To the extent permitted by applicable law, the Board may delegate any of its rights, powers and authority to, among others, the officers of the Fund, any committee of the Board, service providers or the Adviser. See “MANAGEMENT OF THE FUND — The Board of Trustees.”

The Adviser

Pursuant to an investment management agreement (the “Investment Management Agreement”), Madara Fund Advisors LLC serves as the Fund’s investment adviser. The Adviser is a Delaware limited liability company formed in 2026. [The Adviser has applied for registration as an investment adviser with the SEC under the Investment Advisers Act of 1940, as amended (the “Advisers Act”), and expects that registration to become effective before the Fund commences operations.]

The Fund pays the Adviser an investment management fee (the “Investment Management Fee”) in an amount equal to an annualized rate of [•]% of the Fund’s Managed Assets determined as of the last business day of each calendar month (each, a “Determination Date”), accrued and payable monthly in arrears. “Managed Assets” means the total assets of the Fund, including any assets attributable to borrowings for investment purposes, minus the sum of the Fund’s accrued liabilities, other than liabilities representing borrowings for investment purposes. Because the fee is calculated on Managed Assets rather than net assets, the Investment Management Fee expressed as a percentage of net assets exceeds the contractual rate if the Fund uses leverage. It is estimated for the current fiscal year to be [•]%. See “SUMMARY OF FUND EXPENSES” and “MANAGEMENT OF THE FUND — Investment Management Fee.”

Listing of Common Shares

The Fund has applied to list the Common Shares on the NYSE, subject to notice of issuance. The trading symbol of the Common Shares is expected to be “MXAI.” There is no guarantee that the Fund will be approved for listing on the NYSE.

Net Asset Value

The Fund determines its NAV per Common Share as of the last business day of each calendar month and as of such other dates as the Board or the Adviser determines, and publishes it on the Fund’s website at madarafunds.com promptly after each such date. The Fund’s investments consist principally of interests in Underlying Funds, for which the Underlying Fund Managers report valuations quarterly and with a substantial reporting lag. See “CALCULATION OF NET ASSET VALUE; VALUATION.”

Use of Leverage	The Fund may use leverage to the extent permitted by the 1940 Act. The Fund does not presently intend to use leverage during its current fiscal year. See “USE OF LEVERAGE.”
Repurchase of Common Shares

The Fund is a closed-end investment company and as such Common Shareholders do not have the right to require the Fund to redeem their Common Shares. Instead, the Common Shares will trade in the open market at a price that will be a function of several factors, including dividend levels (which are in turn affected by expenses), NAV, dividend stability, relative demand for and supply of such shares in the market, general market and economic circumstances and other factors. See “REPURCHASE OF SHARES.”

Distributions

The Fund intends to elect to be treated as a regulated investment company (a “RIC”) under the Internal Revenue Code of 1986, as amended (the “Code”), and intends to distribute the amounts required to maintain that qualification. The Fund intends to distribute its investment company taxable income and its net long-term capital gain, if any, at least annually. A distribution may be payable, at each Common Shareholder’s election, in cash or in Common Shares, in which case the aggregate amount of cash available to all Common Shareholders is limited to not less than 20% of the declared distribution. There can be no assurance that the Fund will pay distributions at any particular rate. Each year, a statement on Internal Revenue Service (“IRS”) Form 1099-DIV identifying the amount and character of the Fund’s distributions will be provided to Common Shareholders. See “DIVIDENDS AND DISTRIBUTIONS,” “PROSPECTUS SUMMARY — Taxes,” and “PROSPECTUS SUMMARY — Tax Reports.” below.

Dividend Reinvestment Plan

The Fund has an automatic dividend reinvestment plan (the “Plan”), commonly referred to as an “opt-out” plan. Each Common Shareholder who participates in the Plan will have all distributions of dividends and capital gains, net of applicable withholding tax, automatically reinvested in additional Common Shares. Common Shares issued under the Plan are in all cases newly issued by the Fund; the Plan Administrator does not purchase Common Shares in the open market. The automatic reinvestment of dividends and distributions in Common Shares will not relieve participants of any federal, state or local income tax that may be payable, or required to be withheld, on those dividends and distributions, even though participants have not received any cash with which to pay the resulting tax. See “DIVIDEND REINVESTMENT PLAN.”

Taxes

The Fund intends to elect to be treated as a RIC for U.S. federal income tax purposes and to maintain that status each year. As a RIC, the Fund generally will not be subject to U.S. federal corporate income tax on income and gains it distributes, provided it satisfies the qualification and distribution requirements described in this Prospectus. It is anticipated that the Fund will principally recognize dividends and capital gains, and therefore that distributions attributable to that income will, in large part, be taxable to Common Shareholders who are individuals at the reduced rates of U.S. federal income tax applicable to qualified dividends and long-term capital gains.

For a discussion of certain tax risks and considerations relating to an investment in the Fund, see “RISKS — Tax Risk,” “CERTAIN TAX CONSIDERATIONS.”

Prospective investors should consult their own tax advisers with respect to the specific U.S. federal, state, local and non-U.S. tax consequences of an investment in the Fund, including applicable tax reporting requirements.

Tax Reports

After the end of each calendar year the Fund furnishes the information Common Shareholders need to complete their federal income tax returns, showing the amounts they must include in taxable income for that year as ordinary income, qualified dividend income and long-term capital gains. Forms 1099-DIV are provided by a Common Shareholder’s broker, or by the Transfer Agent for Common Shares held of record. Dividends and other taxable distributions are taxable to Common Shareholders even if they are reinvested in additional Common Shares under the Plan.

Administrator, Transfer Agent, Dividend Disbursing Agent and Custodian

[•] serves as the Fund’s administrator. Under a fund servicing agreement, the Administrator is responsible for calculating the Fund’s NAV, providing additional fund accounting and tax services, and providing fund administration and compliance-related services. [•] acts as the Fund’s custodian. [•] acts as the Fund’s transfer agent, registrar, Plan Administrator and dividend disbursing agent. See “ADMINISTRATION” and “CUSTODIAN, TRANSFER AND DIVIDEND DISBURSING PAYING AGENT AND REGISTRAR.”

Reports to Shareholders

The Fund publishes and maintains, at least quarterly on its website at madarafunds.com, a report of its principal indirect exposures to companies, through the Underlying Funds it holds (the “Exposure Report”). The Exposure Report is prepared from the information available to the Fund, is an approximation, and is subject to limitations that are material to how it should be read. See “REPORTS TO SHAREHOLDERS — Quarterly Portfolio Company Exposure Report.”

Fiscal and Tax Year	The Fund’s fiscal year is the 12-month period ending on March 31. See “FISCAL YEAR.”
Term	The Fund’s term is perpetual unless the Fund is otherwise terminated under the terms of the Declaration of Trust. See “SUMMARY OF THE DECLARATION OF TRUST.”

SUMMARY OF FUND EXPENSES

The following tables show estimated Fund expenses as a percentage of net assets attributable to Common Shares. The purpose of the tables and the example below is to help you understand the fees and expenses that you, as a Common Shareholder, would bear directly or indirectly. Common Shareholders should understand that some of the percentages indicated in the tables below are estimates and may vary. The expenses shown in the tables and related footnotes are based on estimated amounts for the Fund’s first year of operations and assume that the Fund issues [•] Common Shares in this offering and that the Fund does not use leverage. Accordingly, the Fund’s net assets for purposes of the tables and example below include estimated net proceeds from the offering of $[•]. If the Fund issues fewer Common Shares, all other things being equal, these expenses would increase as a percentage of net assets attributable to the Common Shares, because the Fund’s fixed costs would be spread across a smaller asset base. The tables should not be considered a representation of the Fund’s future expenses. Actual expenses may be greater or less than those shown below.

SHAREHOLDER TRANSACTION EXPENSES	As a Percentage of the Offering Price
Sales load (as a percentage of offering price)(1)	None
Offering expenses borne by the Fund (as a percentage of offering price)(2)	None
Dividend Reinvestment and Cash Purchase Plan Fees(3)	None

ANNUAL EXPENSES	As a Percentage of Net Assets Attributable to Common Shares
Management Fees (the “Investment Management Fee”)(4)	[•]%
Interest Payments on Borrowed Funds(5)	0.00%
Other Expenses(6)	[•]%
Acquired Fund Fees and Expenses(7)	[•]%
Total Annual Expenses	[•]%

(1) Investors purchasing Common Shares in this offering will not be charged a sales load. The Adviser, and not the Fund, will pay the sales load to the underwriters from its own assets. The Fund will not reimburse or otherwise repay the Adviser for that amount. See “UNDERWRITING.”

(2) The Adviser, and not the Fund, bears the organizational expenses of the Fund and the offering costs associated with this offering, and the Fund does not reimburse the Adviser for those amounts. The Adviser has agreed to bear those amounts, pursuant to an expense assumption agreement between the Fund and the Adviser (the “Expense Assumption Agreement”), so that the Fund’s NAV per Common Share at the commencement of operations is not reduced by the costs of organizing the Fund and conducting this offering. The Fund will bear the costs of any offering of Common Shares undertaken after this offering, which will be expensed as they are incurred.

(3) There are no brokerage charges to participants in respect of Common Shares issued directly by the Fund under the dividend reinvestment plan. Common Shareholders will pay brokerage charges if they direct the Plan Administrator to sell Common Shares held in a dividend reinvestment account. See “DIVIDEND REINVESTMENT PLAN.”

(4) The Fund will pay the Adviser an Investment Management Fee in an amount equal to an annualized rate of [•]% of the Fund’s Managed Assets determined as of each Determination Date, accrued and payable monthly in arrears. The amount shown in the table assumes that the Fund has $[•] of average net assets for the current fiscal year and does not use leverage. The Investment Management Fee is shown in the table as a percentage of net assets attributable to Common Shares. Because the Investment Management Fee is calculated on Managed Assets rather than net assets, the Investment Management Fee expressed as a percentage of net assets exceeds the annualized contractual rate if the Fund uses leverage. See “MANAGEMENT OF THE FUND — Investment Management Fee.”

(5) The Fund does not expect to use leverage during the current fiscal year. If the Fund borrows, interest payments on borrowed funds would increase the expenses shown in the table, and the Investment Management Fee expressed as a percentage of net assets would also increase. See “USE OF LEVERAGE.”

(6) Other Expenses are estimated for the Fund’s current fiscal year and include, among other things, professional fees and the fees and expenses of the Administrator, the Transfer Agent and the Custodian. Other Expenses also include third-party expenses of the Fund’s operations incurred before the Fund commenced operations and paid in the first instance by the Adviser, including expenses incurred in connection with the in-kind contributions described in this Prospectus and the cost of independent valuations obtained in support of the Fund’s fair value determinations under Rule 2a-5 under the 1940 Act. The Adviser is not reimbursed for its own costs. Those amounts become payable by the Fund only on the closing of the contribution to which they relate, and the Adviser bears the expenses of any transaction that does not close. Where the Adviser pays an expense of the Fund in the ordinary course, the Fund reimburses the Adviser at cost. See “IN-KIND CONTRIBUTIONS OF UNDERLYING FUND INTERESTS” and “INVESTMENT OBJECTIVE AND STRATEGIES — How the Fund Acquires Interests.”

(7) Common Shareholders indirectly bear a portion of the asset-based fees, performance or incentive fees or allocations and other expenses incurred by the Fund as an investor in Underlying Funds. Asset-based fees payable in connection with the Fund’s investments in Underlying Funds and co-investments are generally expected to range from [•]% to [•]% (annualized), and performance or incentive fees or allocations are typically [•]% to [•]% of an Underlying Fund’s net profits, although those amounts may be exceeded for certain Underlying Fund Managers. The Acquired Fund Fees and Expenses shown above do not reflect performance-based fees or allocations paid by the Underlying Funds that are calculated solely on the realization and/or distribution of gains, or on the sum of such gains and unrealized appreciation of assets distributed in kind, because such fees and allocations for a particular period may be unrelated to the cost of investing in the Underlying Funds. Acquired Fund Fees and Expenses are estimated for the Fund’s current fiscal year and are based on the fees and expenses charged by the Underlying Funds in prior periods. Because certain of those fees are calculated by reference to the performance of an Underlying Fund and fluctuate over time, the Acquired Fund Fees and Expenses the Fund bears in future periods may be substantially higher or substantially lower than the figure shown. Because the Fund invests principally in Underlying Funds, this figure is expected to be substantially larger than the corresponding figure for a fund that invests directly in securities.

For a more complete description of the various fees and expenses of the Fund, see “MANAGEMENT OF THE FUND — Investment Management Fee,” “ADMINISTRATION,” “CUSTODIAN, TRANSFER AND DIVIDEND DISBURSING PAYING AGENT AND REGISTRAR” and “REPURCHASE OF SHARES.”

The following example illustrates the expenses that you would pay on a $1,000 investment in Common Shares. The example assumes that all distributions are reinvested at NAV and that the percentage amounts listed under Annual Expenses remain the same in the years shown. The assumption of a 5% annual return is required by regulation of the SEC applicable to all registered investment companies. The assumed 5% annual return is not a prediction of, and does not represent, the projected or actual performance of the Common Shares.

EXAMPLE

1 Year	3 Years	5 Years	10 Years
$[•]	$[•]	$[•]	$[•]

The example is based on the annual fees and expenses set out in the table above and should not be considered a representation of future expenses. Actual expenses may be greater or less than those shown. The rate of return of the Fund may be greater or less than the hypothetical 5% return used in the example. A greater rate of return than that used in the example would increase the dollar amount of the asset-based fees paid by the Fund.

FINANCIAL HIGHLIGHTS

The Fund is newly organized and has not commenced operations as of the date of this Prospectus. Therefore, there is no financial history for the Fund.

THE FUND

The Fund is a newly organized Delaware statutory trust formed on October 9, 2026, and is registered under the 1940 Act as a closed-end, non-diversified management investment company. The Fund is newly organized and has no prior operating history. The Fund’s term is perpetual unless the Fund is otherwise terminated under the terms of the Declaration of Trust. The Fund’s principal office is located at 505 Montgomery Street, Suite 1100, San Francisco, CA 94111 and its telephone number is (415) 663-6897.

USE OF PROCEEDS

The net proceeds of this offering are estimated at approximately $[•] ($[•] if the underwriters exercise the Over-allotment Option in full). The foregoing assumes that the Adviser will pay an aggregate sales load of $[•] (or $[•] per Common Share). The Fund will not repay the sales load paid by the Adviser.

The Fund intends to commit substantially all of the net proceeds of this offering to Underlying Funds, through secondary purchases of existing limited partnership interests and new commitments, and expects to do so within approximately 12 months following the Closing. The pace depends on the availability of secondary opportunities on acceptable terms and on the receipt of transfer consents from the relevant Underlying Fund Managers, neither of which is within the Fund’s control. Capital committed to an Underlying Fund is drawn down by that Underlying Fund over a period of several years following commitment, and the Fund holds cash and cash equivalents pending those drawdowns. The Fund also holds cash and cash equivalents to satisfy its unfunded commitments, to pay the Fund’s expenses, and to fund any repurchases of Common Shares the Fund may undertake. Because the Investment Management Fee accrues on the Fund’s Managed Assets, which include cash and cash equivalents held pending drawdown, the Fund pays the Investment Management Fee on that cash; the Fund’s unfunded commitments make such cash an ongoing feature of the Fund’s structure. See “INVESTMENT OBJECTIVE AND STRATEGIES — Unfunded Commitments and Cash During Ramp-Up,” “MANAGEMENT OF THE FUND — Investment Management Fee” and “REPURCHASE OF SHARES.”

Investment of the proceeds may be slower than expected if suitable investments are unavailable or for other reasons, including market volatility, the timing of Underlying Fund closings, the time required to obtain transfer consents from Underlying Fund Managers, and a lack of liquidity in the market for interests in Underlying Funds. A delay in the anticipated use of proceeds could adversely affect the value of the Common Shares.

Cash and cash equivalents held by the Fund may include U.S. government securities, money market funds, repurchase agreements and other high-quality debt instruments maturing in one year or less from the time of investment. In addition, subject to applicable law, the Fund may hold cash or such short-term instruments to meet operational needs, for temporary defensive purposes, or to maintain liquidity. The Fund may be prevented from achieving its objective during any period in which the Fund has not committed substantially all of its assets in accordance with its principal investment strategies.

INVESTMENT OBJECTIVE AND STRATEGIES

Investment Objective

The Fund’s investment objective is to seek long-term capital appreciation. There can be no assurance that the Fund will achieve its investment objective.

The Fund’s investment objective is not a fundamental policy and may be changed by the Board of Trustees without shareholder approval.

Investment Strategies

The 80% Policy

Under normal market conditions, the Fund invests at least 80% of its Assets in AI and frontier technology investments (the “80% Policy”). AI and frontier technology investments consist principally of interests in Underlying Funds that are predominantly focused on AI and other frontier technologies, together with related direct and co-investments and cash and cash equivalents held to satisfy the Fund’s unfunded commitments to invest equity in such Underlying Funds that the Fund reasonably expects to be called in the future. “Assets” means the Fund’s net assets plus the amount of any borrowings for investment purposes. The 80% Policy is not a fundamental policy and may be changed by the Board of Trustees without a shareholder vote; the Fund will provide Common Shareholders with at least 60 days’ prior written notice of any change to the 80% Policy.

“Artificial intelligence” or “AI” refers to software, systems, models and computing or data infrastructure that enable machines to perform tasks that typically require human intelligence, including machine learning and generative artificial intelligence.

The Fund uses “frontier technology” to refer to advanced or emerging technologies, and expects the Fund’s portfolio to span multiple frontier technology themes, which may include AI and machine learning; cloud and data infrastructure; cybersecurity; semiconductors and advanced computing; robotics and automation; financial technology and other software infrastructure; space and defense technology; and technology-enabled life sciences and health. The Fund does not manage its portfolio to a target allocation among these themes, and the list above is illustrative rather than exhaustive.

“AI and frontier technology investments” means: (i) interests in privately offered pooled investment vehicles, including limited partner and similar interests in venture capital, growth equity and private equity funds that are predominantly focused on artificial intelligence and other frontier technologies, determined as described under “INVESTMENT OBJECTIVE AND STRATEGIES — Determining Whether an Underlying Fund Qualifies”; (ii) direct interests in, and co-investments alongside Underlying Funds in, AI and other frontier technology companies; and (iii) cash and cash equivalents held to satisfy the Fund’s unfunded commitments to invest equity in Underlying Funds described in clause (i) that the Fund reasonably expects to be called in the future, as further described under “INVESTMENT OBJECTIVE AND STRATEGIES — Unfunded Commitments and Cash During Ramp-Up.”

Interests of a kind similar to limited partner interests include membership interests in an Underlying Fund organized as a limited liability company, shares or interests in an Underlying Fund organized outside the United States, and interests in a feeder or parallel vehicle through which the Fund holds an interest in an Underlying Fund.

The Fund does not manage its portfolio to a target allocation as between AI and other frontier technologies, and does not treat the two as separate allocations. AI is increasingly embedded within other frontier technologies rather than pursued separately from them. Any attempt to allocate such investments between AI and other frontier technologies would be highly subjective, and the Fund does not make one. The Fund applies the 80% Policy to the combined focus, the scope of which is fixed by the definitions of “AI” and “frontier technology” above. See “RISKS — Technology Concentration Risk.”

How the Fund Acquires Interests

The Fund invests principally in interests in Underlying Funds. The Fund acquires those interests through three channels: capital commitments to Underlying Funds that are raising capital (“primary commitments”); the acquisition of existing interests from other investors in privately negotiated transactions (“Secondary Investments”) for cash; and Secondary Investments in which the Fund issues Common Shares as consideration rather than paying cash, which this Prospectus refers to as an “in-kind contribution.” An in-kind contribution is a Secondary Investment, distinguished from a purchase for cash by the consideration the Fund gives rather than by what the Fund acquires. The Fund expects to use all three channels and does not manage to a target allocation among them. In the early years of the Fund’s operations, the Fund expects its portfolio to be constructed primarily through Secondary Investments, including the in-kind contributions discussed above. That is an expectation about the Fund’s early portfolio and not an allocation policy. See “IN-KIND CONTRIBUTIONS OF UNDERLYING FUND INTERESTS” and “RISKS — Secondary Investment Risks.”

In a Secondary Investment, an interest in an Underlying Fund may be acquired at a discount to the NAV of that Underlying Fund as reported by its Underlying Fund Manager. The Fund measures its interests in Underlying Funds at fair value, and may use the net asset value reported by an Underlying Fund Manager as a practical expedient for that purpose. Where an interest is acquired at a discount to that reported NAV, this may result in an unrealized gain at the time of acquisition, which increases the Fund’s NAV and may correspondingly reduce future reported performance. See “RISKS — Secondary Investment Risks” and “CALCULATION OF NET ASSET VALUE; VALUATION.”

Primary commitments are interests acquired in newly formed Underlying Funds during their fundraising periods, typically before the Underlying Fund begins deploying capital. Capital is called over time and invested by the Underlying Fund to build a portfolio of companies. Proceeds are returned to the Fund as those companies are exited or as interests are sold on the secondary market. All investments held by an Underlying Fund are selected and managed by its Underlying Fund Manager, and the Fund does not control or direct them.

Secondary Investments involve acquiring existing limited partner interests in Underlying Funds, generally through negotiated transactions. Relative to a primary commitment, a Secondary Investment offers greater visibility into the assets already held by the Underlying Fund and a shorter expected holding period. Pricing is based on reported NAV and anticipated future cash flows. These transactions generally require the consent of the Underlying Fund Manager and are often subject to contractual transfer restrictions.

The Fund may participate in co-investments alongside Underlying Fund Managers in individual companies or assets. These opportunities are typically offered when the lead sponsor has exceeded its allocation capacity. Co-investments may provide access to assets at the same entry valuation as the lead sponsor and may be subject to reduced or no additional fees at the Underlying Fund level. See “CONFLICTS OF INTEREST.”

[The Adviser, on behalf of the Fund, has submitted non-binding, conditional letters of interest (the “LOIs”) to acquire interests in [•] Underlying Funds in Secondary Investments. The LOIs are preliminary and non-binding and do not create enforceable rights or obligations for the Fund or any counterparty. Any investment under an LOI is subject to further due diligence and the negotiation of definitive agreements, and is conditioned on the completion of this offering and on any necessary consents or approvals of the Adviser, the relevant Underlying Fund Managers and any other counterparties. There is no assurance that any such investment will be completed. Expenses incurred by the Adviser in connection with an LOI become payable by the Fund only if the transaction to which they relate closes; the Adviser bears the expenses of any transaction that does not close. See “RISKS — Secondary Investment Risks” and “CONFLICTS OF INTEREST.”]

The Fund may also hold direct interests in, and co-investments alongside Underlying Funds in, AI and other frontier technology companies, and will hold cash and cash equivalents, as described below.

Portfolio Construction

The Adviser intends to construct a portfolio of interests in Underlying Funds with differing managers, vintages and strategies. The Fund expects to hold interests in 20 or more Underlying Funds. The Fund does not limit the proportion of its assets that may be invested in any single Underlying Fund, other than as required by the asset diversification requirements applicable to regulated investment companies. See “CERTAIN TAX CONSIDERATIONS.”

Indirect Exposure to Companies

The Fund’s exposure to any individual company is indirect. It arises through the Underlying Funds, which the Fund does not control. The Adviser constructs a view of that exposure from the information the Underlying Fund Managers report to it, but that view is an approximation and not a precise and current statement of the Fund’s indirect holdings. Underlying Fund Managers report portfolio information on differing cycles and with differing delays — commonly quarterly, but generally not until 60 days or more after the relevant quarter end, and in some cases considerably longer — so the information the Fund holds at any moment is as of different dates for different Underlying Funds. An Underlying Fund Manager may change its reporting cycle, the level of detail it provides, or the form in which it provides it. Valuation practices differ between Underlying Fund Managers, so the same company held by two Underlying Funds may be carried at different values, and neither value may be current. Recognizing that two Underlying Funds hold the same company requires matching entity names that are recorded inconsistently across managers. Attributing a company to a technology theme or an industry classification calls for judgment on which reasonable people differ, particularly where a company’s business spans more than one. Some Underlying Fund Managers also restrict the use the Fund may make of the portfolio information they provide, and the governing documents of an Underlying Fund may not permit the Fund to identify the companies that Underlying Fund holds. Information the Fund is contractually restricted from disclosing is excluded from the Exposure Report, and the report notes that an exclusion has been made. See “REPORTS TO SHAREHOLDERS — Quarterly Portfolio Company Exposure Report.”

For those reasons the Fund does not impose a limit on its aggregate indirect exposure to a single company. The Fund monitors that exposure on the basis of the information available to it, with the object of preventing any single company from having a disproportionate effect on the Fund. The Adviser monitors the Fund’s look-through exposure to individual portfolio companies as part of portfolio construction and manager selection, and takes that exposure into account in sizing new commitments to Underlying Funds and new secondary purchases; the Fund addresses concentration at the time of investment, in that way, rather than by unwinding exposure it already holds. This is a monitoring practice and not an investment policy or restriction of the Fund. There is no assurance that the Adviser will identify an exposure in time to act on it; the Fund cannot compel an Underlying Fund to dispose of an investment, and the Fund’s own ability to sell an interest in an Underlying Fund is limited. See “RISKS — Fund of Funds Risk.”

The same practical constraints are the reason the Fund determines whether an interest in an Underlying Fund qualifies for the 80% Policy by reference to the Underlying Fund’s own stated mandate, rather than by looking through to the companies the Underlying Fund holds. See “INVESTMENT OBJECTIVE AND STRATEGIES — Determining Whether an Underlying Fund Qualifies.”

The Fund also publishes and maintains, at least quarterly on its website at madarafunds.com, a report of its principal indirect exposures to companies, through the Underlying Funds it holds (the “Exposure Report”). See “REPORTS TO SHAREHOLDERS — Quarterly Portfolio Company Exposure Report,” which describes how it is prepared, its limitations and the information it excludes.

Geography and Currency

The Fund does not limit its investments by geography, and may hold interests in Underlying Funds that are organized outside the United States or that invest outside the United States, including investments denominated in currencies other than the U.S. dollar. Changes in currency exchange rates may affect the value of the Fund’s investments and the amounts the Fund receives on a distribution or disposition, whether the relevant currency exposure arises at the level of an Underlying Fund or at the level of a company in which an Underlying Fund invests. The Fund does not expect to hedge that exposure as a matter of course. See “RISKS — Non-U.S. Investments Risk” and “RISKS — Currency Risk.”

Other Investments

The Fund may also invest in shares of registered open-end and closed-end investment companies, including business development companies, money market funds and exchange-traded funds, and in trusts, limited partnerships, limited liability companies and other pooled investment vehicles, none of which is intended specifically to provide exposure to private assets. The Fund may invest on an opportunistic basis in publicly traded equity or fixed-income securities for cash management purposes.

In addition to the principal strategies described above, the Fund may hold preferred securities and debt or quasi-debt securities, including instruments received in a co-investment, an in-kind contribution or a distribution from an Underlying Fund; may acquire an interest in an Underlying Fund as a member of a syndicate; may hold warrants and rights; and may enter into forward contracts and swaps within the limits described under “ADDITIONAL INFORMATION.” The Fund is not required to use any of them. See “NON-PRINCIPAL RISKS.”

There can be no assurance that the investment objective of the Fund will be achieved or that the Fund’s portfolio design and risk monitoring will be successful. See “INVESTMENT POLICIES AND PRACTICES” in the SAI.

Determining Whether an Underlying Fund Qualifies

Because the Fund invests principally through Underlying Funds, the Fund determines whether an interest in an Underlying Fund is an AI and frontier technology investment by reference to the Underlying Fund itself, rather than by looking through to each portfolio company held by the Underlying Fund. The Adviser determines that an Underlying Fund is an AI and frontier technology investment where the Underlying Fund’s stated investment focus, as set out in its offering and organizational documents, is to invest predominantly in AI and/or other frontier technology companies. Where those documents do not state an investment focus, or state one that is not determinative, the Adviser may also take into account the composition of the Underlying Fund’s reported portfolio. The Adviser makes this determination at the time of the Fund’s investment and is not required to dispose of an interest solely because an Underlying Fund’s portfolio composition subsequently changes.

Determining Whether a Company Qualifies

Where the Fund holds a direct interest in a company, including a co-investment made alongside an Underlying Fund and securities received in a distribution in kind from an Underlying Fund, the Adviser determines in good faith whether that company is an AI or other frontier technology company. The Adviser makes that determination by reference to the company’s principal products, services and operations, as described in its public disclosure, its offering or organizational documents, or other information available to the Adviser, and by reference to the areas described under “INVESTMENT OBJECTIVE AND STRATEGIES — Investment Strategies.” The Adviser makes that determination at the time the Fund acquires or receives the interest.

Unfunded Commitments and Cash During Ramp-Up

The Fund expects to construct its portfolio over a period following the completion of its initial public offering and listing, and may make primary commitments to Underlying Funds that are drawn over time. The Fund counts toward the 80% Policy cash and cash equivalents that it holds to satisfy unfunded commitments to invest equity in Underlying Funds that are, or will be, included in the 80% Policy and that the Fund reasonably expects to be called in the future. The Fund intends to invest in a manner consistent with the 80% Policy from the end of the launch period permitted under applicable law, and to remain so invested thereafter.

Intermediate Vehicles

The Fund may hold an interest in an Underlying Fund directly, or indirectly through one or more entities interposed between the Fund and the Underlying Fund (an “Intermediate Vehicle”). The Fund uses an Intermediate Vehicle where holding an interest directly is impractical, including where the governing documents of an Underlying Fund restrict transfers, where a seller will transfer an interest only through an existing vehicle, or where a transaction is structured in that way. An Intermediate Vehicle may be a special purpose vehicle formed to hold a single interest in an Underlying Fund. An Intermediate Vehicle may be formed by the Fund and wholly owned by it, or may be an existing vehicle in which persons other than the Fund also hold interests.

An Intermediate Vehicle is a means of holding an interest in an Underlying Fund and does not change the nature of the investment the Fund is making. An interest in an Underlying Fund held through an Intermediate Vehicle is treated as an interest in that Underlying Fund for purposes of the Fund’s investment policies, including the 80% Policy and the Fund’s policy regarding concentration of its investments, and is valued by reference to the interest in the Underlying Fund that the Intermediate Vehicle holds. See “CALCULATION OF NET ASSET VALUE; VALUATION.”

Direct Interests in Companies

The Fund may hold an interest in a company directly in two circumstances. The Fund may acquire a co-investment alongside an Underlying Fund Manager in an individual company or asset, as described above. The Fund may also receive securities of a company held by an Underlying Fund where that Underlying Fund satisfies a distribution to its investors by distributing securities rather than cash, most commonly following an initial public offering by that company (a “distribution in kind”).

The two arise differently and the Fund holds them differently. The Fund acquires a co-investment as a matter of choice, at or about the time the Underlying Fund from which the opportunity arises makes or holds its own investment in the same company, and expects to hold that co-investment in parallel with the Underlying Fund’s investment and for a comparable period. By contrast, the Fund does not control whether, when or in what amount an Underlying Fund makes a distribution in kind, and may be obliged to accept such a distribution under the governing documents of the Underlying Fund. Securities received in a distribution in kind are generally securities of a company that has become publicly traded, and are accordingly capable of being sold. The Fund does not acquire securities of operating companies directly as a matter of course, and does not intend to hold securities received in a distribution in kind as long-term investments.

The Fund has not adopted a policy requiring the disposal of securities received in a distribution in kind within any period. The Adviser determines whether and when the Fund disposes of them, having regard to market conditions, the size of the position relative to trading volume in the securities, any applicable transfer restriction, and the interests of Common Shareholders in an orderly disposition. Securities received in a distribution in kind, and securities acquired in a co-investment, may be subject to a lock-up agreement or other transfer restriction binding on the relevant Underlying Fund or on the Fund, in which case the Fund may be unable to dispose of them until that restriction expires.

A co-investment and securities received in a distribution in kind are each a direct interest in a company for purposes of the 80% Policy. Whether the interest counts toward the 80% Policy depends on whether the Adviser determines that the company is an AI or other frontier technology company. See “INVESTMENT OBJECTIVE AND STRATEGIES — Determining Whether a Company Qualifies.” For purposes of the Fund’s fundamental policy with respect to industry concentration, the Fund classifies a security it holds directly by reference to the industry in which the issuer of that security operates. See “FUNDAMENTAL POLICIES” in the Statement of Additional Information.

See “RISKS — Direct Position Risk.”

Temporary and Defensive Strategies

During temporary defensive periods, the period in which the net proceeds of this offering of Common Shares are first being invested (the “invest-up period”), or the period in which the Fund’s assets are being liquidated in anticipation of the Fund’s termination, the Fund may deviate from its investment policies and objective. During such periods, the Fund may invest up to 100% of its Assets in short-term investments, including high quality, short-term securities or may invest in short-, intermediate-, or long-term U.S. Treasury securities. There can be no assurance that such techniques will be successful. Accordingly, during such periods, the Fund may not achieve its investment objective.

In addition, subject to applicable law, the Fund may, in the Adviser’s sole discretion, hold cash, cash equivalents, U.S. government securities, money market funds, repurchase agreements and other high-quality debt instruments maturing in one year or less from the time of investment (“Temporary Investments”), pending investment, in order to satisfy unfunded commitments, to fund anticipated expenses of the Fund or other operational needs, or otherwise in the sole discretion of the Adviser. See “USE OF PROCEEDS.”

USE OF LEVERAGE

The Fund may use leverage to the extent permitted by the 1940 Act. The Fund is permitted to obtain leverage through funds borrowed from banks or other financial institutions, including under a credit facility, and through the issuance of preferred shares of beneficial interest (“Preferred Shares”).

Under the 1940 Act, the Fund is not permitted to incur indebtedness unless immediately after doing so the Fund has asset coverage, as defined in the 1940 Act, of at least 300% of the aggregate outstanding principal balance of that indebtedness. The Fund is not permitted to issue Preferred Shares unless immediately after the issuance the value of the Fund’s total assets, including the proceeds of the issuance, less all liabilities and indebtedness not represented by senior securities, is at least equal to 200% of the total of the aggregate amount of senior securities representing indebtedness plus the aggregate liquidation value of any outstanding Preferred Shares. Stated in terms of the Fund’s balance sheet, those requirements limit senior securities representing indebtedness to one-third of the Fund’s total assets, and senior securities representing indebtedness together with Preferred Shares to one-half of the Fund’s total assets. Under the 1940 Act, the Fund may issue only one class of Preferred Shares.

In addition, the Fund is not permitted to declare any distribution on the Common Shares, or to repurchase any Common Shares, unless the applicable asset coverage requirement would be satisfied after deducting the amount of that distribution or repurchase price. The Fund may, as a result of market conditions or otherwise, be required to repurchase or redeem Preferred Shares, or to sell a portion of its investments when it may be disadvantageous to do so, in order to maintain the required asset coverage. A distribution paid entirely in Common Shares does not reduce the Fund’s assets and is not subject to those restrictions. A distribution declared payable, at the election of each Common Shareholder, in cash or in Common Shares is different: because part of the declared amount must be made available in cash, that cash portion is subject to those restrictions, and the Fund may be unable to declare a distribution in that form where the applicable asset coverage requirement would not be satisfied after deducting it. See “DIVIDENDS AND DISTRIBUTIONS — Limitations on Distributions” and “RISKS — Distribution Risk.”

If Preferred Shares were outstanding, their holders, voting as a separate class, would be entitled to elect two Trustees at all times, and to elect a majority of the Trustees if dividends on the Preferred Shares were unpaid for two years. Those rights would apply notwithstanding the classified Board described under “SUMMARY OF THE DECLARATION OF TRUST — Classified Board of Trustees.”

The Fund reserves the right at any time to use financial leverage to the maximum extent permitted by the 1940 Act, or to reduce the use of leverage or use no leverage at all. Leverage as a percentage of the Fund’s total assets will vary depending on market conditions, may vary significantly during periods of extreme market volatility, and will increase during periods of declining market prices of the Fund’s portfolio holdings.

The Fund does not presently intend to use leverage during its current fiscal year, and the estimated expenses shown under “SUMMARY OF FUND EXPENSES” assume that the Fund does not do so. The Fund has no credit facility or other borrowing arrangement in place as of the date of this Prospectus, and there is no assurance that any such arrangement will be available to the Fund on acceptable terms or at all.

The Fund may enter into one or more credit agreements or other similar agreements negotiated on market terms (each, a “Borrowing Transaction”) with one or more banks or other financial institutions (each, a “Financial Institution”) as chosen by the Adviser and approved by the Board. The Fund may borrow for a number of reasons, including to fund capital contributions the Fund is required to make in satisfaction of its unfunded capital commitments to Underlying Funds, to bridge the acquisition of an interest in an Underlying Fund pending the receipt of other funds, to fund repurchases of Common Shares, to make distributions, and otherwise to provide the Fund with liquidity. To facilitate a Borrowing Transaction, the Fund may pledge its assets to a Financial Institution. See “RISKS — Illiquidity of the Fund’s Investments” and “REPURCHASE OF SHARES.”

Any incurrence of leverage by the Fund is subject to the approval of the Board. The Fund generally will not use leverage unless it believes that doing so will serve the best interests of Common Shareholders, and the principal factor in that determination is whether the potential return is likely to exceed the cost of the leverage. In making that determination the Fund must rely on estimates of leverage costs and expected returns; actual costs of leverage vary over time depending on interest rates and other factors, and actual returns vary depending on many factors. The Board will also consider other factors, including whether current investment opportunities will help the Fund achieve its investment objective and strategies.

Because the Investment Management Fee is calculated on the Fund’s Managed Assets, which include assets purchased with borrowed amounts, the Investment Management Fee payable to the Adviser increases when the Fund uses leverage. The Adviser therefore has an interest in the Fund incurring leverage. See “MANAGEMENT OF THE FUND — Investment Management Fee” and “INVESTMENT MANAGEMENT AND OTHER SERVICES — Conflicts of Interest” in the SAI.

The Fund may be subject to certain restrictions on investments imposed by lenders or by one or more rating agencies that may issue ratings for any senior securities issued by the Fund. Borrowing covenants or rating agency guidelines may impose asset coverage or Fund composition requirements that are more stringent than those imposed on the Fund by the 1940 Act.

RISKS

The following disclosure describes the principal risk factors that relate to the operations and terms of the Fund. These considerations should be carefully evaluated before determining whether to invest in the Fund. Additional risks that the Fund does not consider principal are described under “NON-PRINCIPAL RISKS,” and the Fund may be exposed to risks it has not identified.

The Common Shares are speculative securities involving substantial risk of loss. The Fund’s investments are illiquid, and although the Fund has applied to list the Common Shares on the NYSE, an active market in them may not develop or be sustained. An investment in the Fund is appropriate only for those investors for whom an investment in the Fund does not constitute a complete investment program, and who fully understand and can assume the risks of an investment in the Fund.

Risks Related to the Fund’s Investments

Fund of Funds Risk

Underlying Funds do not have the protections that are afforded to registered investment companies, such as the presence of independent boards, shareholder approval of advisory contracts, limitations on leverage and restrictions on transactions with affiliates. Investments in the Underlying Funds that the Fund targets involve a number of significant risks, including the following:

•  The Underlying Funds often require the Fund to contribute capital or, in rare cases, may claw back capital previously distributed to investors, which increases the Fund’s risk of encountering liquidity difficulties that may require the Fund to sell assets at deep discounts or borrow funds at high rates in order to meet these financial obligations. See “RISKS — Illiquidity of the Fund’s Investments.”

•  The Underlying Funds typically have limited information available, narrower investment strategies, and less liquidity compared to public investments, which renders them more vulnerable to adverse market conditions. An Underlying Fund is under no obligation to furnish, and may resist providing, information to the Fund, and as a result the Fund may be required to forgo opportunities that may otherwise have met the Fund’s investment criteria, thereby adversely affecting the Fund’s performance and operations. The Fund will provide Common Shareholders with information regarding the Underlying Funds in its financial statements and other required periodic filings with the SEC, and that information is reported in arrears. See “REPORTS TO SHAREHOLDERS.”

•  Underlying Funds may be more likely to depend on the management talents and efforts of a small group of managers; therefore, the performance variation among funds can be significant, and the failure of a manager to execute its strategy could have a material adverse impact on the Fund’s investment.

•  Certain Fund investments may have limited operating histories and the information the Fund will obtain about such investments may be limited. As such, the ability of the Adviser to evaluate past performance or to validate the investment strategies of such investment will be limited. Moreover, even to the extent a Fund investment has a longer operating history, the past investment performance of any of the Fund’s investments should not be construed as an indication of the future results of such investments or the Fund, particularly as the investment professionals responsible for the performance of such investments may change over time. This risk is related to, and enhanced by, the risks created by the fact that the Adviser relies upon information provided to it by the issuer of the securities that is not, and cannot be, independently verified.

•  Underlying Funds frequently use leverage as a component of their strategy. Reliance on borrowed capital increases the risk of default, particularly if portfolio companies face operational challenges or economic downturns. Excessive leverage can amplify losses, potentially impacting overall fund performance. Where an Underlying Fund has substantial leverage, the Fund would rank behind that Underlying Fund’s creditors in a wind-up or liquidation and could experience a complete loss on its investment. See “RISKS — Leverage Risk.”

•  Underlying Funds frequently have much more complex capital structures than traditional publicly traded companies, and may have multiple classes of interests with differing rights, including with respect to voting and distributions. There can be no assurance that the Adviser will be able to adequately evaluate the relative risks and benefits of investing in a particular class of a fund’s interests. Any failure on the Adviser’s part to properly evaluate the relative rights and value of an investment in which the Fund participates could cause the Fund to lose part or all of its investment, which in turn could have a material and adverse effect on the Fund’s NAV and results of operations.

•  Because of the variable nature and limited transparency of these investments, the Fund may be exposed to fraud, business failure, security failure or operational problems at an Underlying Fund or at a company it holds, and may not discover a problem of that kind for a significant period.

•  Interests the Fund acquires may be subject to drag-along rights, under which other holders may in certain circumstances force the Fund to sell its position at a specified price, which may be below the Fund’s cost basis.

Certain Underlying Fund Managers’ investment approaches can accommodate only a certain amount of capital. Underlying Fund Managers typically endeavor not to manage more capital than such Underlying Fund Manager’s approach can accommodate without risking a potential deterioration in returns. Accordingly, each Underlying Fund Manager has the right to refuse to accept some or all of the capital that the Adviser may wish to allocate to such Underlying Fund Manager. This constraint is particularly acute for Underlying Fund Managers with an established record of investing in AI and other frontier technologies, whose funds are frequently oversubscribed.

In addition, it is expected that the Fund will be able to make investments in particular Underlying Funds only at certain times, and commitments to Underlying Funds may not be accepted (in part or in their entirety). As a result, the Fund may hold cash or invest any portion of its assets that is not invested in Underlying Funds in cash equivalents, short-term securities or money market securities pending investment in Underlying Funds. To the extent that the Fund’s assets are not invested in Underlying Funds, the Fund may be unable to meet its investment objective. Further, any issuance of additional Common Shares would dilute the indirect participation of existing Common Shareholders in the Underlying Funds the Fund then holds where the proceeds cannot be deployed with those same Underlying Funds. See “RISKS — Closed-End Fund and Market Discount Risk.”

The Underlying Fund Managers may work with other Underlying Fund Managers to invest collectively in the same underlying company, which could result in increased concentration risk where multiple Underlying Funds in the Fund’s portfolio each invest in a particular underlying company. That risk is heightened where the Underlying Funds share a common investment focus, as the Fund’s Underlying Funds do. Furthermore, it is possible that from time to time, various Underlying Fund Managers selected by the Adviser may be competing with each other for investments in one or more markets.

Each Underlying Fund Manager is compensated by reference to the performance of the Underlying Fund it manages, and charges its performance fee or allocation on that basis alone. The Fund’s return in any period reflects all of the Underlying Funds it holds, including expenses associated with the Underlying Funds, which Common Shareholders will bear indirectly. An Underlying Fund Manager may therefore receive a performance fee or allocation in respect of its own Underlying Fund for a period in which other Underlying Funds have lost value and the Fund’s NAV has decreased. The Fund cannot offset a gain at one Underlying Fund against a loss at another for this purpose, and no Underlying Fund Manager rebates a performance fee or allocation because the Fund as a whole has performed poorly. See “SUMMARY OF FUND EXPENSES.”

Illiquidity of the Fund’s Investments

The interests in Underlying Funds that the Fund holds are illiquid and are generally held for long periods. An Underlying Fund commonly has a fixed term of ten years or more, which may be extended. The Fund has no right to withdraw from an Underlying Fund, and no right to require an Underlying Fund to redeem or repurchase its interest, at any time. Value is returned to the Fund only as the Underlying Fund realizes its investments, and there may be substantial delays before the Fund realizes value from an investment. Subscriptions to purchase interests in Underlying Funds are generally subject to restrictions or delays.

There is no public market for interests in Underlying Funds. Interests are transferred, where at all, through privately negotiated secondary market transactions, and the Fund may not transfer any part of its investment in an Underlying Fund without the prior consent of its manager, which consent may be withheld for any or no reason. Interests may also be subject to legal and other restrictions on resale. The Fund can provide no assurance that a secondary market for a particular interest will be available, that it will remain active, or that the Fund will be able to sell its position in any Underlying Fund at the time it wishes and at the price it anticipates. As a result, the Fund may need to hold an interest in an Underlying Fund indefinitely.

If adverse market conditions were to develop during any period in which the Fund is unable to sell an interest, the Fund might obtain a less favorable price than that which prevailed when it acquired or subscribed for the interest, and this may negatively impact the Fund’s NAV. If the Fund is required to liquidate all or a portion of its portfolio quickly, the Fund may realize significantly less than the value at which it previously recorded its investments. Risks specific to interests acquired in Secondary Investments are described under “RISKS — Secondary Investment Risks.”

The Fund may maintain a sizeable cash position in anticipation of funding capital calls. The overall impact on performance due to holding a portion of the investment portfolio in cash or cash equivalents could be negative.

If the Fund defaults on its unfunded commitments or fails to satisfy capital calls in a timely manner, remedies for default vary but may include forfeiture of all or a portion of the Fund’s interest in the Underlying Fund. Any failure by the Fund to make timely capital contributions in respect of its unfunded commitments may (i) impair the ability of the Fund to pursue its investment program, (ii) force the Fund to borrow, (iii) cause the Fund, and, indirectly, Common Shareholders, to be subject to penalties, or (iv) otherwise impair the value of the Fund’s investments.

Interests in Underlying Funds acquired by the Fund, including interests acquired in in-kind contributions, generally carry an obligation to contribute additional capital when called by the general partner or manager of the Underlying Fund. The Fund assumes those obligations and cannot control the timing or amount of a capital call. As of the closing of the contributions described in this Prospectus, the Fund expects to have assumed aggregate unfunded capital commitments of $[•].

The Fund enters into unfunded commitment agreements in reliance on Rule 18f-4(e) under the 1940 Act, under which such an agreement is not treated as a senior security if, at the time the Fund enters into it, the Fund reasonably believes that it will have sufficient cash and cash equivalents to meet its obligations under all of its unfunded commitment agreements as they come due. In forming that belief the Fund may not take into account cash that may become available from issuing additional equity, or from selling an investment at a price that deviates significantly from its market value. The Fund accordingly maintains cash and cash equivalents, including short-term U.S. government securities, for this purpose. Holding assets for this purpose reduces the proportion of the Fund’s assets invested in Underlying Funds and may reduce the Fund’s returns. A belief formed when a commitment is entered into may prove incorrect. The Fund documents the basis for each such belief at the time it enters into the relevant unfunded commitment agreement and retains that documentation for the period required by Rule 18f-4(e).

If the Fund were unable to satisfy a capital call, it would be in default under the governing documents of the relevant Underlying Fund. Remedies for default vary but may include forfeiture of all or a portion of the Fund’s interest, a forced sale of the interest at a substantial discount to its value, interest charges, and the loss of the right to participate in future investments of that Underlying Fund. A default could result in a loss materially greater than the amount of the capital call. See “IN-KIND CONTRIBUTIONS OF UNDERLYING FUND INTERESTS,” “USE OF LEVERAGE,” and “RISKS — Fund of Funds Risk.”

Valuation Risk

The Fund values its investments monthly at fair value determined in good faith by the Adviser, acting as the Fund’s valuation designee under Rule 2a-5 under the 1940 Act, in accordance with valuation procedures approved by the Board (the “Valuation Policy”). There is no public market for the interests the Fund holds.

The determination of fair value, and thus the amount of unrealized losses the Fund may incur in any year, is to a degree subjective, and the Adviser has a conflict of interest in making the determination. The Investment Management Fee is calculated on the Fund’s Managed Assets, and the value of those assets is determined by the Adviser as the Fund’s valuation designee. A higher valuation of the Fund’s interests in Underlying Funds increases the fee payable to the Adviser. The Board oversees the valuation process and reviews the Adviser’s determinations, but the Board does not itself value the Fund’s investments. See “MANAGEMENT OF THE FUND — Investment Management Fee,” “CALCULATION OF NET ASSET VALUE; VALUATION,” and “CONFLICTS OF INTEREST.” Because such valuations, and particularly valuations of private securities and private companies, are inherently uncertain, may fluctuate over short periods of time and may be based on estimates, the Fund’s determinations of fair value may differ materially from the values that would have been used if a ready market for these non-traded securities existed. Due to this uncertainty, the Fund’s fair value determinations may cause the Fund’s NAV on a given date to understate or overstate materially the value that the Fund may ultimately realize upon the sale of one or more Fund investments. The value attributed to an interest acquired in an in-kind contribution is subject to the further considerations described under “RISKS — In-Kind Contribution Risks.” See “CALCULATION OF NET ASSET VALUE; VALUATION.”

The valuations reported to the Fund by the Underlying Fund Managers, on which the Fund’s determination of its NAV substantially rests, may be adjusted or revised after the Fund has used them. For example, an Underlying Fund’s fiscal year-end valuations may be revised as a result of the audit of that Underlying Fund by its independent auditors, and other adjustments may occur from time to time. The Fund does not restate a NAV it has already determined and published. A revision received after a Determination Date is instead reflected in the Fund’s NAV as of a subsequent Determination Date, so a Common Shareholder who bought or sold Common Shares in the interval will have transacted by reference to information that was subsequently revised. Common Shareholders are therefore affected by valuation adjustments differently depending on the timing of their purchase or sale of Common Shares in the secondary market. See “RISKS — Closed-End Fund and Market Discount Risk” and “CALCULATION OF NET ASSET VALUE; VALUATION.”

The secondary market in interests in privately offered pooled investment vehicles is highly negotiated, illiquid and characterized by infrequent trading. There are no continuous or public bid or ask prices for interests in Underlying Funds. Prices are established through bilateral negotiations and are influenced by factors such as the performance of the Underlying Fund, its vintage year, market conditions and supply and demand dynamics. Pricing transparency is limited, and transaction data is generally not broadly disseminated. A price at which the Fund could sell an interest in an Underlying Fund may therefore differ materially from the value at which the Fund carries it.

The Fund’s NAV is derived principally from the values that Underlying Fund Managers report for their own portfolios. Those values are estimates prepared by the managers themselves rather than observable market prices, and they reflect assumptions about the prospects of privately held companies and about the multiples at which comparable companies trade. A change in economic conditions, in interest rates, or in the prices of comparable publicly traded companies may cause Underlying Fund Managers to reduce reported values across their portfolios at the same time.

Reported private market valuations have historically adjusted more slowly and less completely than public market prices. A decline in public markets may therefore be reflected in the Fund’s NAV over several subsequent reporting periods rather than immediately, and may continue to be reflected in the Fund’s NAV after public markets have recovered. Because the Fund acquires interests in Underlying Funds by reference to reported values, a general reduction in those values would reduce both the Fund’s NAV and the value of interests the Fund acquired by reference to values reported at the time of acquisition, including interests acquired in the in-kind contributions described in this Prospectus. The market price of the Common Shares may decline by more than the reduction in NAV.

An Underlying Fund Manager values the securities its fund holds, and those valuations are generally unaudited and may be subjective. An Underlying Fund Manager faces a conflict of interest in making them, because the values it reports affect its own compensation and its ability to raise further funds. See “CALCULATION OF NET ASSET VALUE; VALUATION.”

An Underlying Fund Manager’s information could be inaccurate due to fraudulent activity, misvaluation or inadvertent error. In any case, the Fund may not uncover errors for a significant period of time. Even if the Adviser elects to cause the Fund to sell its interest in such an Underlying Fund, the Fund may be unable to sell such interest quickly, if at all, and could therefore be obligated to continue to hold such interest for an extended period of time. In such a case, the Underlying Fund Manager’s valuations of such interest could remain subject to such fraud or error, and the Adviser, as the Fund’s valuation designee under Rule 2a-5 under the 1940 Act (the “Valuation Designee”), may determine to discount the value of the interest or value it at zero.

Technology Concentration Risk

The Fund invests principally in Underlying Funds and companies focused on AI and other frontier technologies and, as a result, is more susceptible to factors adversely affecting these sectors than a fund that does not concentrate in this manner. Frontier technology companies — many of which are privately held and illiquid, and some of which are early- or growth-stage and not yet profitable — may be subject to rapid technological change, intense competition, short product cycles, evolving industry standards, changing regulation (including with respect to artificial intelligence), significant valuation volatility, and dependence on key personnel and continued access to capital. Frontier technology companies, and in particular artificial intelligence companies, may face heightened valuation, regulatory, intellectual property and reputational risks. A downturn in the technology sector, or in the private markets generally, could materially and adversely affect the value of the Fund’s portfolio.

The Fund has adopted a fundamental policy to concentrate its investments in one or more industries within the technology group of industries, and that policy may be changed only by a vote of Common Shareholders. See “INVESTMENT POLICIES AND PRACTICES” and “FUNDAMENTAL POLICIES” in the Statement of Additional Information.

The Fund treats AI and frontier technology as a single, combined investment focus and does not manage its portfolio to a target allocation as between artificial intelligence and other frontier technologies, or as between the frontier technology themes described under “INVESTMENT OBJECTIVE AND STRATEGIES — Investment Strategies.” The Fund accordingly does not report an allocation among them, and does not manage to, or commit to, any minimum allocation to artificial intelligence considered on its own. The Fund determines whether an Underlying Fund qualifies for the 80% Policy by reference to the Underlying Fund itself rather than by looking through to the companies it holds, so the proportion of the Fund’s assets ultimately exposed to any one industry, technology or company is not known to the Fund with precision at any time. Measurement at the Underlying Fund level also reflects the limited extent to which the Fund is able to respond to a change in the composition of an Underlying Fund’s portfolio. Interests in Underlying Funds are illiquid, and their transfer generally requires the consent of the relevant Underlying Fund Manager. The Fund would therefore be unable to adjust its portfolio in response to such a change, whether or not the change were known to it. See “INVESTMENT OBJECTIVE AND STRATEGIES — Determining Whether an Underlying Fund Qualifies” and “RISKS — Underlying Fund Qualification Risk.”

Because the Fund is non-diversified and concentrated, an adverse development affecting a single technology, a single supplier of a critical input, or a small number of companies in which several Underlying Funds have each invested may affect a disproportionate part of the Fund’s portfolio. See “RISKS — Non-Diversification Risk” and “RISKS — Fund of Funds Risk.”

The Fund’s aggregate indirect exposure to a single portfolio company, across all of the Underlying Funds it holds, may become significant. The Fund does not limit that exposure, does not control what the Underlying Funds hold or when they buy and sell, and cannot compel an Underlying Fund to dispose of an investment. The Fund’s own ability to sell an interest in an Underlying Fund is limited, so the Fund may be unable to reduce an exposure of that kind once it has arisen. See “INVESTMENT OBJECTIVE AND STRATEGIES — Indirect Exposure to Companies.”

The fields in which the Fund invests change rapidly, and a technology, product or business model that appears advantaged when an Underlying Fund makes an investment may be superseded before that investment is realized. Underlying Funds generally hold private companies for a period of years and may not be able to exit quickly. A company may lose its competitive position for a number of reasons, including the introduction by a competitor of a product with materially greater capability, the displacement of the technical approach on which the company has based its business, the incorporation of a capability the company sells separately into a broader platform or its provision at no cost, or the public availability of a comparable technology that eliminates the advantage on which the company relied. Companies in these fields also compete with a small number of very large, well-capitalized incumbents that develop competing technologies internally and can price and distribute them in ways a private company cannot match.

Artificial intelligence in particular depends on the collection and analysis of very large volumes of data, and it is not possible or practicable for a model to incorporate all relevant data. Data used to develop a model may contain inaccuracies or errors, potentially material ones, and may be incomplete, unrepresentative or unlawfully obtained. A model built on such data may perform unreliably, produce inaccurate or fabricated output, or produce output that is discriminatory or otherwise unlawful. Companies deploying these systems may face claims arising from their output, may be unable to explain how a particular result was reached, and may find that the cost of correcting a deficiency exceeds the value of the product.

Companies in these fields may depend on inputs whose supply is concentrated and whose cost is volatile, including advanced semiconductors, specialized computing capacity, electrical power and data-center capacity. A disruption in the supply of any of them, an increase in their cost, or the loss of access to a particular supplier or cloud provider could materially impair a company’s ability to operate or to develop its products. Many of these companies may also consume capital heavily and may not be profitable, and may depend on continued access to private capital on acceptable terms in order to reach a point at which they are.

Intellectual property positions in these fields are unsettled. Litigation is pending in a number of jurisdictions over the use of copyrighted material in training data, and the scope of protection available for material generated by artificial intelligence systems is unclear. A company may find that a right it believed it held is unenforceable, that a product it has built infringes rights held by another person, or that it is required to change how a product is developed or delivered. An adverse outcome in litigation to which a company is not itself a party may nonetheless affect the value of that company.

The regulation of artificial intelligence and other frontier technologies is developing and is not uniform. Jurisdictions have adopted, and are continuing to adopt, measures addressing the development and deployment of artificial intelligence systems, the use of personal data, the security of digital systems, and the export of semiconductors, computing capacity and related technology. Those measures differ from one another and in some cases conflict, and a company selling in multiple jurisdictions may be subject to several at once. Compliance may require a company to change its products, to restrict where or to whom it sells, to obtain licenses or approvals, or to bear costs it had not anticipated, and non-compliance may result in penalties, injunctions or restrictions on operations. Export controls and other restrictions on cross-border trade in these technologies may prevent a company from selling into a market it had expected to serve, or from obtaining components it requires. The Fund cannot predict what measures will be adopted, when, or how they will be interpreted and enforced.

Because the Fund invests principally through Underlying Funds, it does not select or dispose of the companies to which it is exposed and cannot reposition the portfolio in response to any of these developments. The Fund generally learns of developments affecting a company held by an Underlying Fund only through the information the relevant Underlying Fund Manager reports to it, which is provided periodically and in arrears. See “RISKS — Fund of Funds Risk” and “RISKS — Regulatory Risk.”

Risks of Venture, Growth and Buyout Investments

The Fund expects a significant part of its portfolio to consist of interests in venture capital and growth equity funds. Those strategies carry risks that differ from the risks of investing in more established companies.

Returns from these strategies may be highly dispersed and may depend on a small number of investments. In venture capital and growth equity portfolios, a significant proportion of investments may return little or nothing, and a fund’s overall result may depend on a small number of positions that appreciate substantially. An Underlying Fund pursuing one of these strategies may therefore lose money on many of the companies it backs even where the fund as a whole performs well, and a fund that does not hold one of the larger outcomes in its vintage year may return less than the capital invested in it. Because the Fund holds a limited number of Underlying Funds, its own result depends on whether the funds it holds are among those that capture such outcomes.

The reported value of an Underlying Fund may decline before it increases. Fees and expenses are charged from the outset while investments may be held at cost or written down, so an Underlying Fund’s reported value in its early years may be below the capital drawn from investors. The Fund may report a decline in the value of a recently made primary commitment for several years before that commitment produces any gain, and a Common Shareholder purchasing Common Shares during that period bears that effect.

Portfolio companies may depend on subsequent financing rounds that do not occur. Companies held by venture capital and growth equity funds may be unprofitable and may consume capital, and may depend on raising further equity in order to continue operating. A round may not be available at all, in which case a company may be required to curtail its operations, sell itself on unfavorable terms or cease trading, and the investment may be written to zero. A round may instead be available at a lower valuation than the previous one, in which case the Underlying Fund’s holding is written down. Later rounds may also carry liquidation preferences, participation rights, anti-dilution protection and other terms that rank ahead of earlier capital, so an Underlying Fund holding an earlier round may receive materially less on an exit than its nominal ownership percentage would suggest, and in some cases may receive nothing while later investors are repaid in full. An Underlying Fund may lack the capital, or may choose not, to participate in a later round in order to preserve its position.

Realizations depend on exit markets that may be unavailable for extended periods. Venture capital and growth equity investments held by an Underlying Fund are generally realized through an initial public offering or a sale of the company. Both depend on market conditions outside the control of the Underlying Fund Manager, and those conditions have at times been unfavorable for extended periods. During such a period an Underlying Fund may make few or no distributions, holding periods may lengthen, and reported values may be revised downwards to reflect the valuations at which comparable transactions are being completed. Where an exit occurs by way of an initial public offering, the Underlying Fund is typically subject to a lock-up and remains exposed to the market price of the listed securities after the offering.

Valuations may be more uncertain than those of investments in established companies. A company held by a venture capital or growth equity fund may have little revenue and no earnings, so its value may rest on assumptions about future growth and about the price a future investor or acquirer would pay. Reported values may be held at the price of the most recent financing round, which may have been agreed some time before and may not reflect subsequent developments at the company or in its market. Values may accordingly remain unchanged for extended periods and then move sharply.

These companies may also be concentrated in a small number of rapidly changing technology markets, and are exposed to the technological, competitive and regulatory developments described under “RISKS — Technology Concentration Risk.”

The Fund also expects to hold interests in Underlying Funds that acquire controlling or significant stakes in more established companies, including technology-focused private equity funds.

Those strategies commonly rely on debt financing to acquire a company, which may magnify both gains and losses. A leveraged company has less capacity to absorb a deterioration in its business, is exposed to increases in the cost of its borrowings and to the availability of refinancing when its debt matures, and may be subject to covenants that restrict its operations or that, if breached, transfer control to its lenders. Where a leveraged company fails, the equity held by an Underlying Fund typically ranks behind all of its creditors and may be extinguished entirely.

Returns on these strategies also depend on the difference between the valuation at which a company is acquired and that at which it is sold, and are therefore sensitive to the level of valuations in the market and to the cost of credit at the time of exit. Some Underlying Funds pursue complex or high-risk strategies, including distressed investing, special situations and sector-specific concentrations, which may offer significant upside but carry a corresponding risk of substantial loss.

An Underlying Fund holding a controlling position may also be exposed to liabilities of the company it controls, including under environmental, employment and pension legislation, to a greater degree than a minority investor.

Secondary Investment Risks

The overall performance of the Fund’s Secondary Investments depends in large part on the acquisition price paid, which may be negotiated based on incomplete or imperfect information. Certain Secondary Investments may be purchased as a portfolio, and in such cases the Fund may not be able to exclude from such purchases those investments that the Adviser considers (for commercial, tax, legal or other reasons) less attractive, including interests in Underlying Funds that do not qualify for purposes of the Fund’s 80% Policy. Where the Fund acquires an Underlying Fund interest as a Secondary Investment, the Fund will generally not have the ability to modify or amend such Underlying Fund’s constituent documents (e.g., limited partnership agreements) or otherwise negotiate the economic terms of the interests being acquired. In addition, the costs and resources required to investigate the commercial, tax and legal issues relating to Secondary Investments may be greater than those relating to primary investments.

Secondary market investments acquired at a discount involve unique valuation risks that may impact the Fund’s reported performance. Where the Fund uses the net asset value reported by an Underlying Fund Manager as a practical expedient to measure the fair value of an interest purchased at a discount, that measurement may result in an unrealized gain at the time of purchase that increases the Fund’s NAV. Common Shareholders should understand that this markup does not represent a cash profit, and there is no guarantee that the Fund will actually realize this value or be able to resell the asset at the new valuation. Furthermore, because this gain is recognized at the time of purchase, it may cause the Fund’s future investment performance to appear lower in subsequent periods compared to what it would have been if the gain were recognized only upon a later exit. While the Fund’s Valuation Policy attempts to adjust for these factors, to the extent the practical expedient is used, the Fund may face these risks. For more information on the Fund’s valuation practices, see “CALCULATION OF NET ASSET VALUE; VALUATION.”

Where the Fund acquires an Underlying Fund interest as a Secondary Investment, the Fund may acquire contingent liabilities associated with such interest. Specifically, where the seller has received distributions from the relevant Underlying Fund and, subsequently, that Underlying Fund recalls any portion of such distributions, the Fund (as the purchaser of the interest to which such distributions are attributable) may be obligated to pay an amount equivalent to such distributions to such Underlying Fund. While the Fund may be able, in turn, to make a claim against the seller of the interest for any monies so paid to the Underlying Fund, there can be no assurance that the Fund would have such right or prevail in any such claim.

Where the Fund acquires an interest in an Underlying Fund as a Secondary Investment, the Fund may acquire obligations to make future capital contributions when due. If the Fund fails to pay installments of its capital contributions when due, the Fund may be subject to significant consequences that could materially adversely affect the returns to the Fund, including, among other things, the Fund’s interests may be terminated or reduced, the Fund may be assessed penalties or other fees, the Fund may lose its voting and other rights that it has with respect to an Underlying Fund and the Fund may be precluded from making further investments in an Underlying Fund. See “RISKS — Illiquidity of the Fund’s Investments.”

The Fund will invest a substantial portion of its assets in private securities. The Fund may be required to indemnify the purchasers of such investments to the extent that any representations it makes turn out to be inaccurate or with respect to potential liabilities. These arrangements may result in contingent liabilities that ultimately result in funding obligations that the Fund must satisfy through the return of distributions previously made to it.

Underlying Fund Qualification Risk

The Adviser determines whether an Underlying Fund qualifies as an AI and frontier technology investment, for purposes of the 80% Policy, by reference to the Underlying Fund’s stated investment focus as set out in its offering and organizational documents. Where those documents do not state an investment focus, or state one that is not determinative, the Adviser may also take the composition of the Underlying Fund’s reported portfolio into account. In each case the determination is made as at the time of the Fund’s investment. See “INVESTMENT OBJECTIVE AND STRATEGIES — Determining Whether an Underlying Fund Qualifies.”

That determination involves judgment. It relies on information that may be incomplete, dated or provided by third parties, is made without looking through to the individual companies an Underlying Fund holds, and may prove incorrect. An Underlying Fund’s actual investments may differ from its stated focus. The Adviser makes the determination at the time of investment and reviews it at least quarterly thereafter. The Fund is not required to dispose of an interest in an Underlying Fund solely because that Underlying Fund’s portfolio composition subsequently changes — and in most cases could not readily do so, because interests in Underlying Funds are illiquid and transfers require the manager’s consent. An Underlying Fund may also change its stated mandate, raise a successor fund with a different focus, or be acquired by or merged into another manager.

As a result, the Fund’s portfolio may over time be less aligned with the Fund’s name and stated investment focus than anticipated at the time each investment was made, and the Fund may hold an interest that would not qualify under the 80% Policy if the determination were made again. The Adviser reviews the Fund’s holdings for compliance with the 80% Policy at least quarterly. The Fund does not represent that any particular proportion of the companies indirectly held through the Underlying Funds is engaged in AI or other frontier technologies at any time. See “RISKS — Technology Concentration Risk” and “INVESTMENT OBJECTIVE AND STRATEGIES — Investment Strategies.”

In-Kind Contribution Risks

The closing of each in-kind contribution is conditioned on, among other things, the receipt of all consents and waivers required under the governing documents of the relevant Underlying Fund and on the value of the contributed interest, as determined at signing and adjusted through the closing date, being not less than the value of the Common Shares to be issued in exchange for it. A general partner or manager of an Underlying Fund may withhold its consent, other investors in an Underlying Fund may hold rights of first refusal in respect of the interest, and the value of a contributed interest may decline between signing and the closing date by more than the adjustment reflects.

If one or more in-kind contributions do not close, the Fund’s portfolio will differ, potentially materially, from the portfolio described in this Prospectus. The Fund would hold a larger proportion of its assets in cash and cash equivalents and would seek to deploy those assets in other transactions, which may take a substantial period of time and may be on terms less favorable than those of the in-kind contributions. The expected increase in the Fund’s NAV per Common Share attributable to the contributions would not be realized, in whole or in part.

The number of Common Shares the Fund issues in an in-kind contribution depends in part on the value attributed to the interest being contributed. That value is derived from the NAV most recently reported by the general partner or manager of the relevant Underlying Fund. Reported values are prepared quarterly and with a substantial reporting lag, are generally unaudited as of the date used, and reflect that party’s own judgments about the value of underlying holdings that are themselves illiquid and privately held. Any value attributed to a contributed interest, whether determined by the Adviser or supported by a valuation from an independent third-party valuation firm, represents a good-faith estimate as of a particular date and is not a guarantee of the value the Fund will realize upon a subsequent disposition of the interest.

The value ultimately realized by the Fund on a contributed interest may be higher or lower than the value attributed to it at the time of contribution. If the value realized is lower, the Fund will have issued Common Shares in exchange for an interest that proves to be worth less than the value attributed to it at that time, and the increase in NAV per Common Share expected to result from the contribution would not be fully realized and the Fund’s NAV per Common Share could be reduced.

The Adviser is the Fund’s Valuation Designee and determines the value of a contributed interest. Because the Investment Management Fee is calculated on the Fund’s Managed Assets, a higher value attributed to a contributed interest increases the fee payable to the Adviser. The Adviser therefore has a conflict of interest in determining that value. See “CONFLICTS OF INTEREST” and “CALCULATION OF NET ASSET VALUE; VALUATION.”

A Contributor determines which of its interests to offer to the Fund. A Contributor’s decision to offer a particular interest to the Fund, rather than retain it, may reflect information available to the Contributor that is not reflected in the interest’s most recently reported NAV — including the Contributor’s own view of the Underlying Fund’s prospects. The Fund’s evaluation of a contributed interest is based on that reported NAV, as adjusted, and the Fund may have no means of independently verifying a Contributor’s reasons for offering a particular interest. To the extent Contributors systematically offer interests they believe are likely to underperform relative to their reported value, the Fund’s portfolio may be adversely affected.

The terms of an in-kind contribution, including the value attributed to the contributed interest, are negotiated bilaterally between the Fund and the Contributor. The Fund does not solicit competing offers and the terms are not established through a competitive process. There is no assurance that the terms of a contribution are as favorable to the Fund as those the Fund could obtain by acquiring a comparable interest for cash in the secondary market.

The Fund’s evaluation of a contributed interest is limited to information that the Contributor and the general partner or manager of the relevant Underlying Fund choose to provide. Underlying Funds are generally not obligated to disclose the contents of their portfolios. See “RISKS — Fund of Funds Risk.”

The Fund expects that Common Shares issued in in-kind contributions are restricted securities and will be subject to a lock-up of 180 days following the later of their issuance and the closing of this offering. Following the expiration of the applicable lock-up period, and subject to the conditions described above, those Common Shares may be sold. See “RISKS — Closed-End Fund and Market Discount Risk.” The Fund is not obligated to repurchase Common Shares and has not adopted any policy requiring it to do so. See “REPURCHASE OF SHARES.”

Direct Position Risk

The Fund may hold a position in a company directly, in two circumstances: a co-investment made alongside an unaffiliated Underlying Fund Manager, and securities an Underlying Fund distributes to its investors in kind, most commonly the securities of a company that has completed an initial public offering. The Fund does not control whether, when or in what amount an Underlying Fund makes a distribution in kind, and may be obliged to accept one under the governing documents of the Underlying Fund. See “INVESTMENT OBJECTIVE AND STRATEGIES — Direct Interests in Companies.”

A direct position exposes the Fund to risks it does not bear in respect of its interests in Underlying Funds. The Fund holds a position in a single issuer, the value of which may be volatile and may decline substantially over short periods. A co-investment is made at a price and on terms the Fund does not set, and a distribution in kind may be made at a time when the market price of the distributed securities is at or near its highest, and market conditions may deteriorate before the Fund is able to dispose of them. The distributed securities may be subject to a lock-up agreement or other transfer restriction binding on the distributing Underlying Fund or on the Fund, and the Fund may be unable to dispose of them until that restriction expires. Where a substantial number of investors in an Underlying Fund receive the same securities and dispose of them over a similar period, those disposals may depress the market price of the securities. See “RISKS — Risks of Venture, Growth and Buyout Investments.”

The Adviser determines whether and when the Fund disposes of a direct position, and the Fund has not adopted a policy requiring disposal within any period. There is no assurance that those determinations will prove advantageous to the Fund, and the Fund may realize less on a disposal than the value at which the position was acquired or received. The Fund may hold a direct position for an extended period in order to dispose of it in an orderly manner, and its value may decline during that period.

A direct position may be large relative to the Fund’s Assets. The Fund is non-diversified, and a position of that size may increase the effect on the Fund of developments affecting a single issuer. A position of that size may also affect the Fund’s ability to satisfy the asset diversification requirements applicable to regulated investment companies as of a subsequent testing date, and the Fund may be required to dispose of securities at a time or on terms it would not otherwise choose in order to satisfy those requirements. A disposal may cause the Fund to realize taxable gain, which may increase the amount the Fund is required to distribute. See “RISKS — Non-Diversification Risk,” “CERTAIN TAX CONSIDERATIONS,” and “RISKS — Tax Risk.”

A direct position is treated as AI and frontier technology investments for purposes of the 80% Policy only where the Adviser determines that the issuer is an AI or other frontier technology company. That determination is made in good faith and may prove incorrect. Where an Underlying Fund distributes securities of a company that the Adviser determines is not an AI or other frontier technology company, and the amount is significant, the Fund may hold less than 80% of its Assets in AI and frontier technology investments until it disposes of those securities or acquires further qualifying investments. See “INVESTMENT OBJECTIVE AND STRATEGIES — Determining Whether a Company Qualifies” and “INVESTMENT OBJECTIVE AND STRATEGIES — Investment Strategies.”

Intermediate Vehicle Risk

The Fund may hold an interest in an Underlying Fund through an Intermediate Vehicle where holding the interest directly is impractical — for example where the governing documents of the Underlying Fund restrict transfers, where a seller will transfer only through an existing vehicle, or where a transaction is structured that way. An Intermediate Vehicle may be formed by the Fund, or may be an existing vehicle in which persons other than the Fund also hold interests.

Holding an interest in this way exposes the Fund to risks it would not bear if it held the interest directly. The Fund’s rights run against the Intermediate Vehicle rather than against the Underlying Fund, so the Fund’s information rights, transfer rights and rights on a default may be narrower than those of a direct holder and may depend on the vehicle’s own governing documents and on the conduct of the person that manages it. An Intermediate Vehicle bears its own costs, including formation, administration and audit costs, which are borne indirectly by the Fund and reduce the return on the interest held through it. Where persons other than the Fund hold interests in an Intermediate Vehicle, their interests may conflict with the Fund’s, and the Fund may not control decisions made by or in respect of the vehicle.

An Intermediate Vehicle may also affect the Fund’s tax position. Depending on how the vehicle is classified for U.S. federal income tax purposes, the vehicle rather than the Underlying Fund may be treated as the issuer of the security the Fund holds for purposes of the asset diversification requirements applicable to regulated investment companies. See “CERTAIN TAX CONSIDERATIONS.”

Non-U.S. Investments Risk

The Fund does not limit its investments by geography. The Fund’s investments may include Underlying Funds domiciled outside the United States and Underlying Funds that invest in a number of countries, including less developed countries, exposing investors to a range of potential economic, political and legal risks, which could have an adverse effect on the Fund. These may include but are not limited to declines in economic growth, inflation, deflation, currency revaluation, nationalization, expropriation, confiscatory taxation, governmental restrictions, adverse regulation, social or political instability, negative diplomatic developments, military conflicts, the spread of infectious illness (including epidemics and pandemics) and terrorist attacks.

For instance, ongoing conflicts in Europe and the Middle East could result in geopolitical instability and adversely affect the global economy or specific markets. Strategic competition between the United States and China and resulting tensions have also contributed to uncertainty in the geopolitical and regulatory landscapes, and have given rise to restrictions on cross-border trade in semiconductors, computing capacity and related technology that bear directly on the fields in which the Fund invests. See “RISKS — Technology Concentration Risk.” Similarly, other events, including natural disasters, climate-related events, pandemics or health crises may arise from time to time and be accompanied by governmental actions that may increase international tension. Any such events and responses, including regulatory developments, may cause significant volatility and declines in the global markets, disproportionate impacts to certain industries or sectors, disruptions to commerce (including to economic activity, travel and supply chains), loss of life and property damage, and may adversely affect the global economy or capital markets, as well as Fund investments.

Prospective investors should note that the capital markets in some countries where Fund investments are made may be significantly less developed than those in the United States. Certain investments may be subject to extensive regulation by national governments and/or political subdivisions thereof, which could prevent the Fund or the Underlying Funds from making investments they otherwise would make or cause them to incur substantial additional costs or delays that they otherwise would not suffer. Such countries may have different regulatory standards with respect to insider trading rules, restrictions on market manipulation, shareholder proxy requirements and/or disclosure of information. In addition, the laws of various countries governing business organizations, bankruptcy and insolvency may make legal action difficult and provide little, if any, legal protection for investors, including the Fund and the Underlying Funds. In addition, accounting and auditing standards in many markets are different, and sometimes significantly different from those applicable in the United States. There may be significant differences between financial statements prepared in accordance with those accounting standards as compared to financial statements prepared in accordance with generally accepted accounting principles (“GAAP”) in the United States. Any such laws or regulations may change unpredictably based on political, economic, social and/or market developments.

Non-U.S. investments also expose the Fund to foreign taxes on income and gains that may not be creditable, and to the difficulty of enforcing judgments in foreign courts.

Currency Risk

An Underlying Fund in which the Fund invests may be denominated in a currency other than the U.S. dollar, may hold investments denominated in other currencies, or may invest in companies whose revenues, costs or asset values are denominated in other currencies. The Fund’s exposure to a currency may therefore arise at the level of an Underlying Fund, at the level of a company in which an Underlying Fund invests, or both.

A decline in the value of a relevant currency against the U.S. dollar will reduce the U.S. dollar value of the Fund’s interest in the affected Underlying Fund, and may reduce the amounts the Fund receives on a distribution from that Underlying Fund or on a disposition of its interest, in each case without any change in the performance of the underlying investments. Currency exchange rates can fluctuate significantly over short periods and are affected by factors including interest rates, government policy, capital controls and political developments, none of which the Fund or the Adviser can control or predict. The Fund’s returns may also be affected by the convertibility of a relevant currency, by exchange control or repatriation restrictions imposed in the relevant jurisdiction, and by limited liquidity in the relevant foreign exchange markets, each of which may increase the cost of converting amounts received into U.S. dollars or delay or prevent that conversion altogether.

The Fund does not expect to hedge its currency exposure as a matter of course. Where the Fund does hedge, hedging may be incomplete or unsuccessful, may not correlate with the exposure being hedged, and involves its own costs and risks. The Fund generally will not know the currency composition of an Underlying Fund’s portfolio other than through the information the Underlying Fund Manager reports to it, which is provided periodically and in arrears. See “INVESTMENT OBJECTIVE AND STRATEGIES — Geography and Currency” and “NON-PRINCIPAL RISKS — Hedging.”

Market Events Risk

The value of the Fund’s investments may increase or decrease in response to expected, real or perceived economic, political or financial events in the U.S. or global markets. The frequency and magnitude of such changes in value cannot be predicted. Certain securities and other investments held by the Fund may experience increased volatility, illiquidity, or other potentially adverse effects in response to changing market conditions, inflation, changes in interest rates, lack of liquidity in the bond or equity markets, volatility in the equity markets, market disruptions caused by local or regional events such as war, acts of terrorism, the spread of infectious illness (including epidemics and pandemics) or other public health issues, recessions or other events or adverse investor sentiment or other political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. Additionally, from time to time, uncertainty regarding the status of negotiations in the U.S. government to increase the statutory debt ceiling could impact the creditworthiness of the United States and could impact the liquidity of the U.S. government securities markets and ultimately the Fund. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide due to increasingly interconnected global economies and financial markets.

The volume of initial public offerings and merger and acquisition activity affects the Fund particularly directly, because those are the principal means by which an Underlying Fund realizes an investment. A prolonged reduction in that activity may extend the period before the Fund receives distributions from its Underlying Funds and may reduce the amounts it ultimately receives. See “RISKS — Risks of Venture, Growth and Buyout Investments.”

Certain portfolio investments in Underlying Funds may be impacted by inflation. If such portfolio entities are unable to pass any increases in their costs along to their customers, it could adversely affect their results, which could in turn adversely impact the Fund’s results of operations. In addition, any projected future decreases in portfolio investments in Underlying Funds’ operating results due to inflation could adversely impact the fair value of the Fund’s investments. Any decreases in the fair value of the Fund’s investments could result in future unrealized losses and therefore reduce the Fund’s net assets resulting from operations.

Interest Rate Risk

The Fund is subject to financial market risks, including changes in interest rates. General interest rate fluctuations may have a substantial negative impact on the Fund’s investments and on investment opportunities and, accordingly, have a material adverse effect on the Fund’s ability to achieve its investment objective and on its rates of return on invested capital.

The Fund’s own direct exposure to interest rates arises principally from the cash, cash equivalents and Temporary Investments it holds against its unfunded commitments and expenses, and from any borrowings it incurs. An increase in interest rates would make it more expensive for the Fund to borrow. To the extent the Fund borrows money to finance its investments, the Fund’s performance will depend, in part, upon the difference between the rate at which it borrows funds and the return on the assets acquired with those funds. In periods of rising interest rates, the Fund’s cost of funds could increase. The Fund may also hold preferred securities or debt instruments received in connection with a co-investment, an in-kind contribution or a distribution from an Underlying Fund; a decline in the value of such instruments as a result of rising interest rates could adversely affect the Fund’s NAV. See “NON-PRINCIPAL RISKS.”

The Fund’s indirect exposure arises through the Underlying Funds. In a significant rising interest rate environment, companies in which the Underlying Funds invest that have floating rate loans could see their payments increase and there may be a significant increase in the number of companies who are unable or unwilling to repay their loans. Underlying Fund investments in companies with adjustable rate loans may also decline in value in response to rising interest rates if the rates at which they pay interest do not rise as much, or as quickly, as market interest rates in general. Similarly, during periods of rising interest rates, Underlying Fund investments with fixed rates may decline in value because they are locked in at below market yield. Rising interest rates may also have a disproportionate effect on the valuations of the companies in which the Underlying Funds principally invest. The value of a company whose anticipated earnings are expected to be realized principally in later periods is more sensitive to a change in the rate at which those earnings are discounted than the value of a company generating earnings currently. An increase in interest rates may accordingly reduce the valuations of high-growth companies to a greater extent than it reduces valuations generally. Companies that are not yet profitable may be affected in two respects, because they depend on raising further capital and an increase in interest rates may reduce both the availability of that capital and the valuations at which it is provided. Certain of those companies may be unable to raise capital at all. Rising interest rates also raise the cost of the acquisition leverage on which many Underlying Funds rely, may reduce the valuations at which portfolio companies are acquired and sold, and may lengthen the period before an Underlying Fund is able to realize an investment. See “RISKS — Risks of Venture, Growth and Buyout Investments.” Changes in market interest rates could also affect the ability of the companies in which the Underlying Funds invest to service debt, which could materially impact the Fund.

The Fund may use interest rate hedging techniques, which may limit the Fund’s ability to participate in the benefits of lower interest rates with respect to the hedged portfolio. Adverse developments resulting from changes in interest rates or hedging transactions could have a material adverse effect on the Fund’s business, financial condition and results of operations. See “NON-PRINCIPAL RISKS — Hedging.”

Material Non-Public Information Risk

The investment team of the Adviser may have access to material non-public information regarding Underlying Funds in which the Fund may invest. In the event that the Fund becomes subject to trading restrictions under the internal trading policies of those funds or as a result of applicable law or regulations, the Fund could be prohibited for a period of time from purchasing or selling interests of such funds, and this prohibition may have an adverse effect on the Fund’s ability to achieve its investment objective.

Risks Related to the Fund’s Structure and Operations

Management Risk

The Fund is actively managed using the Adviser’s proprietary investment strategies and processes and its performance reflects investment decisions that the Adviser makes for the Fund. In managing the Fund’s investment portfolio, the Adviser will use its judgment and sole discretion to apply investment techniques and risk analyses that may not operate as intended or produce the desired result.

The Fund will depend on the investment expertise, skill and network of business contacts of the Adviser. The Adviser will evaluate, negotiate, structure, execute, monitor and service Fund investments. The Fund’s future success will depend to a significant extent on the continued service and coordination of the Adviser and its investment management team. The departure of certain key personnel of the Adviser or its affiliates could have a material adverse effect on the Fund’s ability to achieve its investment objective.

New Fund Risk

The Fund has no operating history. The Fund is designed primarily as a long-term investment vehicle and not as a trading tool. An investment in the Common Shares should not constitute a complete investment program for any investor and involves a high degree of risk. Due to the uncertainty in all investments, there can be no assurance that the Fund will achieve its investment objective. The value of the Common Shares could decline substantially and cause you to lose some or all of your investment.

The Fund is a registered closed-end management investment company that invests principally in privately offered pooled investment vehicles and whose Common Shares are listed on a national securities exchange. There are few registered funds of this kind, and the Fund is not aware of an extensive body of precedent, guidance or practice addressing how the 1940 Act and the rules under it apply to a fund whose portfolio consists principally of interests in private funds and whose Common Shares are listed on a national securities exchange.

A number of matters bearing on the Fund’s operations involve the application of provisions of the 1940 Act and the rules thereunder to circumstances for which there is limited direct guidance. These include the valuation of the Fund’s interests in the Underlying Funds and the frequency of that valuation; the manner in which the Fund determines compliance with its investment policies where its exposure to the underlying companies is indirect; the circumstances in which the Fund may issue Common Shares at a price below net asset value per Common Share; the treatment of an acquisition from a person who becomes an affiliated person of the Fund by reason of that acquisition; and the limits on the Fund’s ability to invest in other investment companies.

Because there is limited precedent, the manner in which these requirements apply to a fund of this kind may be clarified or may develop after the date of this Prospectus, including through rulemaking, judicial decision, the development of industry practice, or the registration and operation of other funds pursuing similar strategies. Any such development, or the application of an existing requirement to circumstances the Fund did not anticipate, could require the Fund to modify its investment policies, its valuation practices, its distribution practices or its disclosure, could restrict transactions the Fund would otherwise undertake, could affect the availability or terms of any exemptive relief the Fund seeks, and could increase the Fund’s costs. Any of these could adversely affect the Fund’s ability to pursue its investment strategies or the value of the Common Shares. See “RISKS — Regulatory Risk.”

Immediately following this offering, the Fund expects to hold interests in a smaller number of Underlying Funds than it intends to hold over time. The Fund is non-diversified, and during this period its performance may be affected disproportionately by developments at any one Underlying Fund or by the performance of any one strategy, vintage year or manager.

The Fund must also satisfy the asset diversification requirements applicable to regulated investment companies as of the close of each quarter of its taxable year. The Fund’s portfolio is expected to be least diversified at its first testing date, when the risk of failing to satisfy those requirements is greatest and when the Fund’s ability to cure a failure by disposing of assets is most limited. See “CERTAIN TAX CONSIDERATIONS” and “RISKS — Tax Risk.”

Closed-End Fund and Market Discount Risk

Shares of closed-end management investment companies frequently trade at a discount from their NAV, which is a risk separate and distinct from the risk that the Fund’s NAV could decrease as a result of its investment activities. Although the value of the Fund’s net assets is generally considered by market participants in determining whether to purchase or sell Common Shares, whether investors will realize gains or losses upon the sale of Common Shares will depend entirely upon whether the market price of Common Shares at the time of sale is above or below the investor’s purchase price for Common Shares. Because the market price of Common Shares will be determined by factors such as NAV, dividend and distribution levels (which are dependent, in part, on expenses), supply of and demand for Common Shares, stability of dividends or distributions, trading volume of Common Shares, general market and economic conditions and other factors beyond the control of the Fund, the Fund cannot predict whether Common Shares will trade at, below or above net asset value or at, below or above the Public Offering Price. Common Shares of the Fund are designed primarily for long-term investors; investors in Common Shares should not view the Fund as a vehicle for trading purposes.

Closed-end funds differ from open-end management investment companies (commonly known as mutual funds) because investors in a listed closed-end fund do not have the right to redeem their Common Shares on a daily basis but may sell their Common Shares on the exchange in the secondary market.

The Fund expects to issue additional Common Shares after the closing of this offering in circumstances that do not involve a sale for cash — under the Fund’s dividend reinvestment plan, in payment of a distribution where the Fund declares a distribution payable at each Common Shareholder’s election in cash or in Common Shares, and in further in-kind contributions of interests in Underlying Funds. In each case the Fund issues newly issued Common Shares and does not purchase Common Shares in the open market.

Each of these events increases the number of Common Shares outstanding or the number available to be sold. Sales of a substantial number of Common Shares, or the perception that such sales could occur, may depress the market price of the Common Shares and may cause or widen a discount between the market price and NAV per Common Share. See also “DIVIDEND REINVESTMENT PLAN,” “DIVIDENDS AND DISTRIBUTIONS — Distributions Payable in Cash or Common Shares” and “RISKS — In-Kind Contribution Risks.”

The Common Shares have no trading history. An active secondary market may not develop, or if it does develop, it may not provide Common Shareholders with enough liquidity. Trading volume may be low or may vary substantially over time, the difference between the prices at which Common Shares can be bought and sold may be wide, and a Common Shareholder seeking to sell a large number of Common Shares may be unable to do so without affecting the price it receives.

Common Shares issued in payment of a distribution may be issued at a price below net asset value per Common Share, and where they are, NAV per Common Share will decline. Common Shares issued in payment of a distribution are issued by reference to the market price of the Common Shares. A Common Shareholder who receives cash rather than Common Shares bears that decline in NAV per Common Share without receiving the offsetting Common Shares, and its proportionate interest in the Fund is reduced. The Fund intends to satisfy part of its distribution requirements in this way, and the market price of the Common Shares does not constrain its ability to do so. See “DIVIDENDS AND DISTRIBUTIONS.” The tax consequences to a Common Shareholder of a distribution payable in cash or Common Shares are described under “RISKS — Tax Risk.”

Any issuance of Common Shares increases the number outstanding and reduces the proportionate voting interest of existing Common Shareholders. The Fund bears the costs of any offering conducted after the initial public offering, which reduces the net proceeds available for investment. There is no assurance that the Fund will be able to invest the proceeds of any such offering on attractive terms or within any particular period, and cash held pending investment will reduce the Fund’s returns. See “UNDERWRITING,” “SUMMARY OF FUND EXPENSES,” and “DIVIDEND REINVESTMENT PLAN.”

A Common Shareholder may buy or sell Common Shares by reference to a published NAV that no longer reflects the value of the Fund’s investments, and the market price of the Common Shares may move substantially between published NAVs. That may cause the Common Shares to trade at a wider discount, or at a larger premium, to NAV than they otherwise would. See “CALCULATION OF NET ASSET VALUE; VALUATION.”

Non-Diversification Risk

The Fund is a “non-diversified” management investment company. Thus, there are no percentage limitations imposed by the 1940 Act on the Fund’s assets that may be invested, directly or indirectly, in the securities of any one issuer. Consequently, if one or more of the Fund’s investments are allocated a relatively large percentage of the Fund’s assets, losses suffered by such investments could result in a higher reduction in the Fund’s capital than if such capital had been more proportionately allocated among a larger number of investments. The Fund may also be more susceptible to any single economic or regulatory occurrence than a diversified investment company.

The Fund is, however, subject to the asset diversification requirements applicable to regulated investment companies under the Code, which limit the proportion of the Fund’s assets that may be invested in the securities of a single issuer. Those requirements are described under “CERTAIN TAX CONSIDERATIONS” and “RISKS — Tax Risk.”

The Adviser’s approach to constructing and monitoring the Fund’s portfolio is described under “INVESTMENT OBJECTIVE AND STRATEGIES — Portfolio Construction” and “INVESTMENT OBJECTIVE AND STRATEGIES — Indirect Exposure to Companies.”

The Fund’s investments are also concentrated in the technology group of industries. This concentration may magnify the effect on the Fund of the sector- and name-related risks described under “RISKS — Technology Concentration Risk.”

Leverage Risk

The Underlying Fund Managers and (subject to applicable law) the Fund may employ leverage through borrowings or derivative instruments that have the economic effect of borrowings, and are likely to directly or indirectly acquire interests in companies with highly leveraged capital structures. If income and appreciation on investments made with borrowed funds are less than the cost of the leverage, the value of the relevant portfolio or investment will decrease. Accordingly, any event that adversely affects the value of a Fund investment will be magnified to the extent leverage is employed. The cumulative effect of the use of leverage by the Fund or the Underlying Funds in a market that moves adversely to the relevant investments could result in substantial losses, exceeding those that would have been incurred if leverage had not been employed. The Fund has no credit facility in place as of the date of this Prospectus. The cost of any borrowing the Fund may undertake would depend on prevailing rates at the time, which cannot be predicted and may bear little relation to historical levels. See “USE OF LEVERAGE.”

The Fund may issue senior securities, as defined in the 1940 Act, including by borrowing money from banks or other financial institutions, only in amounts that satisfy the asset coverage requirements of the 1940 Act. Those requirements are asset coverage of at least 300% in the case of senior securities representing indebtedness and at least 200% in the case of senior securities that are stock. Compliance with these requirements may unfavorably limit the Fund’s investment opportunities and reduce its ability in comparison to other companies to profit from favorable spreads between the rates at which it can borrow and the rates at which it can invest. See “USE OF LEVERAGE.”

The Fund may borrow for investment purposes. If the value of the Fund’s assets declines, the Fund may be unable to satisfy the asset coverage test, which would prohibit the Fund from paying cash distributions and could prevent the Fund from qualifying as a RIC. If the Fund cannot satisfy the asset coverage test, the Fund may be required to sell a portion of its investments and, depending on the nature of the Fund’s debt financing, repay a portion of the Fund’s indebtedness at a time when such sales may be disadvantageous. In addition, any amounts that the Fund uses to service its indebtedness would not be available for distribution by the Fund to Common Shareholders. See “USE OF LEVERAGE.”

Distribution Risk

The Fund’s ability to pay distributions, if any, may be adversely affected by the impact of the risks described in this Prospectus. All distributions will depend on the Fund’s earnings, its net investment income, its financial condition, and such other factors as the Board may deem relevant from time to time. The Fund has not adopted, and does not intend to adopt, a managed distribution policy or any other policy committing it to a particular level of distributions.

A distribution declared by the Fund may be payable, at each Common Shareholder’s election, in cash or in Common Shares, in which case the aggregate amount of cash available to all Common Shareholders is limited. A Common Shareholder electing cash may accordingly receive part of that distribution in Common Shares. See “DIVIDENDS AND DISTRIBUTIONS — Distributions Payable in Cash or Common Shares” and “RISKS — Tax Risk.”

Distributions may also be limited by the asset coverage requirements of the 1940 Act. Where the Fund has senior securities outstanding and does not satisfy the applicable asset coverage requirement, the Fund is prohibited from declaring a cash distribution. See “USE OF LEVERAGE” and “DIVIDENDS AND DISTRIBUTIONS — Limitations on Distributions.”

In the event that the Fund encounters delays in locating suitable investment opportunities, distributions by the Fund may exceed its earnings, which may constitute a return of your capital and will lower your tax basis in your Common Shares. A return of capital generally is a return of your investment rather than a return of earnings or gains derived from the Fund’s investment activities and will be made after deduction of the fees and expenses payable in connection with the proceeds from this offering, including any fees payable to the Adviser.

The Fund raises capital in this offering on a single occasion and is not continuously offered. Proceeds from this offering will be used for the Fund’s investment opportunities, operating expenses and for payment of various fees and expenses such as the Investment Management Fee. After the closing of this offering, the Fund’s sources of funds are limited to the capital raised in this offering, the proceeds of realizations and distributions received from Underlying Funds, borrowings, and any Common Shares the Fund is able to issue thereafter. See “RISKS — Closed-End Fund and Market Discount Risk.”

The Fund’s ability to issue additional Common Shares for cash is constrained in two ways that will apply from the closing of this offering. First, the Fund has agreed with the underwriters not to offer or sell additional Common Shares for a period of [•] days following the date of this Prospectus, subject to specified exceptions. See “UNDERWRITING.” Second, and for as long as the Common Shares trade below net asset value per Common Share, Section 23(b) of the 1940 Act prohibits the Fund from selling Common Shares at a price below net asset value, exclusive of any distributing commission or discount, except in limited circumstances. A newly listed closed-end fund may trade below net asset value for extended periods, and the Fund may accordingly be unable to raise cash by issuing Common Shares during such a period.

The Fund does not undertake to hold cash equal to the aggregate amount of its unfunded capital commitments at any time, and those commitments are called at the discretion of the Underlying Fund Managers, so the Fund cannot control their timing or amount. See “RISKS — Illiquidity of the Fund’s Investments.”

The Fund may also use cash to repurchase Common Shares. The Board may authorize repurchases of Common Shares, including in response to the Common Shares trading at a discount to NAV per Common Share, and any such repurchases are entirely within the Board’s discretion. A repurchase applies cash to the acquisition of the Fund’s own Common Shares rather than to investments or to the reserve maintained against unfunded commitments, and reduces the Fund’s total assets. Repurchases undertaken while the Common Shares trade at a discount may coincide with a period in which the Fund is constrained from replacing that cash by issuing Common Shares, for the reason described above, and with a period in which realizations from the Underlying Funds are limited. Sustained repurchases could therefore reduce the Fund’s liquidity, require the Fund to borrow or to dispose of an interest in an Underlying Fund at a time and on terms it would not otherwise choose, or cause the Fund to curtail or forgo repurchases notwithstanding a continuing discount. The Fund has made no commitment to repurchase Common Shares in any circumstances. See “REPURCHASE OF SHARES.”

Any working capital reserves the Fund maintains may not be sufficient for investment purposes, and the Fund may require debt or equity financing to operate. Accordingly, in the event that the Fund develops a need for additional capital in the future for investments or for any other reason, these sources of funding may not be available to the Fund. Consequently, if the Fund cannot obtain debt or equity financing on acceptable terms, its ability to acquire investments and to expand operations will be adversely affected. As a result, the Fund would be less able to achieve its investment objective, which may negatively impact the Fund’s results of operations and reduce the Fund’s ability to make distributions to Common Shareholders.

Anti-Takeover Provisions Risk

The Declaration of Trust, the By-Laws and Delaware law contain provisions that, individually and together, make it difficult for a Common Shareholder or a group of Common Shareholders to change the composition of the Board or to cause the Fund to take an action the Board opposes.

The Board is divided into three classes serving staggered three-year terms, so only one class stands for election in any year and it generally takes at least two annual meetings to change a majority of the Trustees. A Trustee may be removed by Common Shareholders only for cause, only by the holders of at least 75% of the Common Shares entitled to vote and only at a meeting the Board calls, although the Board may remove a Trustee convicted of a felony or an Independent Trustee who ceases to qualify as one. Vacancies on the Board may be filled only by the remaining Trustees, and the number of Trustees is fixed by the Board. Common Shareholders may not call a special meeting and may not act by written consent, so a Common Shareholder seeking to change the Board must generally wait for an annual meeting. The By-Laws require advance notice of any nomination of a Trustee or other business a Common Shareholder proposes to bring before a meeting, together with disclosure of that Common Shareholder’s interests in the Common Shares, including interests held through derivative instruments. The Declaration of Trust also authorizes the Board to classify unissued shares into other classes or series, including Preferred Shares, and to set their terms, without the approval of Common Shareholders; the Board could set terms that have the effect of delaying, deferring or preventing a transaction or a change of control that might otherwise benefit Common Shareholders.

In addition, the affirmative vote of the holders of at least 75% of the Common Shares entitled to vote is required to convert the Fund to an open-end management investment company, to liquidate or dissolve the Fund, to approve a merger, consolidation or share exchange involving the Fund, to sell all or substantially all of the Fund’s assets, or to amend the provisions of the Declaration of Trust described above or this requirement. That requirement is reduced to a majority only where the transaction or amendment has been approved by at least 75% of the Trustees then in office, including a majority of the Trustees who are not “interested persons” of the Fund, as defined in Section 2(a)(19) of the 1940 Act (the “Independent Trustees”). A transaction or amendment that the Board does not support by that margin therefore requires the approval of holders of 75% of the Common Shares entitled to vote, which the holders of a significant minority of the Common Shares are able to prevent.

The Fund is also subject to the control share acquisition provisions of the Delaware Statutory Trust Act, and no acquisition of Common Shares has been approved or exempted from them by a provision of the Declaration of Trust or by action of the Board. Under those provisions, a person acquiring Common Shares above specified voting power thresholds has no voting rights with respect to the Common Shares acquired above a threshold unless voting rights are approved by Common Shareholders or the acquisition is exempted by the Board. Whether those provisions operate in any particular case therefore depends in part on a determination by the Board, which may have interests that differ from those of the acquiring Common Shareholder or of Common Shareholders generally. The application of state control share statutes to registered closed-end funds has been the subject of litigation and there can be no assurance that these provisions will apply to the Fund or will be upheld if challenged. See “THE CONTROL SHARE STATUTE.”

The practical effect of these provisions is that a Common Shareholder who is dissatisfied with the Fund’s performance, or with the price at which the Common Shares trade, has limited means of compelling a change. In particular, the Fund’s repurchases of Common Shares and any tender offer are entirely within the Board’s discretion and the Fund has made no commitment to undertake either; a Common Shareholder seeking to cause the Fund to repurchase Common Shares, to convert to an open-end fund, or to liquidate would have to obtain the votes described above. Closed-end fund shares frequently trade at a discount to NAV, and these provisions may cause the Common Shares to trade at a discount for longer, or at a wider discount, than they otherwise would, because they reduce the likelihood of a transaction that would realize NAV. They may also deter a person from acquiring a significant position in the Common Shares, including at a price above the then current market price. See “SUMMARY OF THE DECLARATION OF TRUST” and “REPURCHASE OF SHARES.”

Tax Risk

To qualify for and maintain RIC qualification under the Code, the Fund must meet the following annual distribution, source-of-income, and asset diversification requirements. See “CERTAIN TAX CONSIDERATIONS.”

•  The annual distribution requirement for a RIC will be satisfied if the Fund distributes to Common Shareholders on an annual basis at least 90% of the Fund’s net ordinary income and realized net short-term capital gains in excess of realized net long-term capital losses, if any. Although the Fund may borrow, it is subject to an asset coverage ratio requirement under the 1940 Act and may in the future become subject to certain financial covenants under loan and credit agreements that could, under certain circumstances, restrict the Fund from making distributions necessary to satisfy the distribution requirement. If the Fund is unable to obtain cash from other sources, it could fail to qualify for RIC tax treatment and thus become subject to corporate-level income tax.

•  The requirement that the Fund derive its income from qualifying sources (the “source-of-income requirement”) will be satisfied if the Fund obtains at least 90% of its income for each year from dividends, interest, gains from the sale of stock or securities or similar passive sources. If the source-of-income requirement is not met, the Fund may fail to qualify for RIC tax treatment and be subject to corporate income tax.

•  The asset diversification requirement is satisfied if the Fund meets specified limits on the proportion of its assets invested in the securities of a single issuer, tested as of the close of each quarter of its taxable year. Those limits, the Fund’s testing dates and the statutory cure provisions are set out under “CERTAIN TAX CONSIDERATIONS.” Failure to meet them may require the Fund to dispose of investments quickly to prevent the loss of its RIC qualification. Because most of the Fund’s investments are expected to be illiquid, any such disposition could be made at disadvantageous prices and result in substantial losses.

If the Fund fails to maintain its RIC status for any reason and is subject to corporate income tax, the resulting corporate taxes could substantially reduce the Fund’s net assets, the amount of income available for distribution and the amount of the Fund’s distributions.

Each of the above ongoing requirements for qualification for the favorable tax treatment available to RICs requires that the Adviser obtain information from or about the Underlying Funds in which the Fund is invested. However, Underlying Funds generally are not obligated to disclose the contents of their portfolios. This lack of transparency may make it difficult for the Adviser to monitor the sources of the Fund’s income and the diversification of its assets, and otherwise to comply with Subchapter M of Subtitle A, Chapter 1, of the Code. Ultimately this may limit the universe of Underlying Funds in which the Fund can invest.

In the event that the Fund believes that it is possible that it will fail the asset diversification requirement at the end of any quarter of a taxable year, it may seek to take certain actions to avert such failure, including by acquiring additional investments to come into compliance with the asset diversification tests or by disposing of non-diversified assets. Where a discrepancy arises in whole or in part from an acquisition and is eliminated within 30 days after the close of the quarter in which it arose, the Fund is treated as having satisfied the requirement as of the close of that quarter and no tax is imposed. The Code separately permits a failure to be cured within six months after the last day of the quarter in which the Fund identifies the failure, without penalty where the failure is de minimis and, where it is not, subject to the Fund filing a schedule with the Internal Revenue Service and paying a tax equal to the greater of $50,000 and the net income generated by the assets that caused the failure multiplied by the highest rate of tax applicable to corporations. There may be constraints on the Fund’s ability to dispose of an interest in an Underlying Fund that limit the use of either cure.

Underlying Funds classified as partnerships for U.S. federal income tax purposes may generate income allocable to the Fund that is not qualifying income for purposes of the source-of-income requirement, described above. In order to meet the source-of-income requirement, the Fund may structure its investments in a way potentially increasing the taxes imposed thereon or in respect thereof. Because the Fund may not have timely or complete information concerning the amount and sources of such an Underlying Fund’s income until such income has been earned by the Underlying Fund or until a substantial amount of time thereafter, it may be difficult for the Fund to satisfy the source-of-income requirement.

Where an Underlying Fund is treated as a partnership for U.S. federal income tax purposes, the Fund is allocated its share of that Underlying Fund’s taxable income — including interest, dividends and realized gains — whether or not the Underlying Fund distributes any corresponding cash to the Fund. Because the Fund’s allocable portion of an Underlying Fund’s taxable income will be included in the Fund’s investment company taxable income for the year of the accrual, the Fund may be required to make a distribution to Common Shareholders in order to satisfy the annual distribution requirement, even though the Fund will not have received any corresponding cash amount. A distribution requirement of this kind arises from income realized by an Underlying Fund and retained by that Underlying Fund rather than distributed to its investors. An unrealized increase in the value of the Fund’s interest in an Underlying Fund is not itself taxable income to the Fund and does not give rise to a distribution requirement. As a result, the Fund may have difficulty meeting the annual distribution requirement necessary to qualify for and maintain its qualification as a RIC under the Code. The Fund may have to sell some of its investments at times and/or at prices the Fund would not consider advantageous, raise additional debt or equity capital or forgo new investment opportunities for this purpose. The Fund may also satisfy part of such a distribution by issuing Common Shares rather than paying cash, in which case Common Shareholders would be taxable on the amount of the distribution notwithstanding that they received Common Shares. See “DIVIDENDS AND DISTRIBUTIONS.” If the Fund is not able to obtain cash from other sources, the Fund may fail to maintain its RIC tax status and thus become subject to corporate-level income tax. For additional discussion regarding the tax implications of a RIC, see “CERTAIN TAX CONSIDERATIONS.”

The Fund expects the in-kind contributions described in this Prospectus not to qualify as tax-free exchanges under Section 351 of the Code. If an in-kind contribution were to so qualify, the Fund would take a carryover basis in the contributed interest, any unrealized appreciation existing at the time of the contribution would be preserved in the Fund, and the Fund would recognize that appreciation on a subsequent disposition of the interest. To the extent the resulting gain were required to be distributed for the Fund to maintain its qualification as a regulated investment company, it would be distributed to all Common Shareholders regardless of when they acquired their Common Shares, so that a Common Shareholder who purchased Common Shares in this offering could receive a taxable distribution attributable to appreciation that accrued before it acquired its Common Shares and in respect of which it realized no economic gain. The Fund might also have insufficient cash to make a distribution of that kind and might be required to sell investments at times or on terms it would not otherwise consider advantageous, or to satisfy a portion of the distribution by issuing Common Shares. See “DIVIDENDS AND DISTRIBUTIONS” and “CERTAIN TAX CONSIDERATIONS.”

The Fund may declare a distribution payable, at the election of each Common Shareholder, in cash or in Common Shares, where the aggregate amount of cash available to all Common Shareholders is limited to not less than 20% of the declared distribution. Where Common Shareholders in the aggregate elect more cash than that limit, a Common Shareholder electing cash will receive part of its distribution in Common Shares whether or not it wished to do so. See “DIVIDENDS AND DISTRIBUTIONS.”

A Common Shareholder receiving Common Shares in such a distribution is taxable on the amount of cash it could have received instead. A Common Shareholder may therefore incur a tax liability exceeding the cash it receives, and may have to sell Common Shares to fund that liability. Sales of Common Shares for that purpose may occur at a time when the Common Shares are trading below net asset value per Common Share, and sales by Common Shareholders generally may put further downward pressure on the market price of the Common Shares.

The number of Common Shares issued in such a distribution is determined by reference to the market price of the Common Shares. Where the Common Shares are trading below net asset value per Common Share, the Fund will issue Common Shares at a price below net asset value per Common Share, and the Fund’s NAV per Common Share will decline as a result. That decline is borne by all Common Shareholders, including those who elected to receive cash.

The Fund has not limited the number of times it may declare a distribution of this kind or the proportion of its distributions in any period that may be declared in this form. The Adviser has an interest in the Fund making distributions in this form, because doing so retains assets in the Fund on which the Investment Management Fee is charged. See “CONFLICTS OF INTEREST.”

Regulatory Risk

Legal, tax and regulatory changes could occur, which may materially adversely affect the Fund. For example, the regulatory and tax environment for leveraged investors and for private markets funds generally is evolving, and changes in the direct or indirect regulation or taxation of leveraged investors or private markets funds may materially adversely affect the ability of the Fund to pursue its investment strategies or achieve its investment objective.

In addition, it is possible that government regulation of various types of derivative instruments and/or regulation of certain market participants’ use of the same, may limit or prevent the Fund from using such instruments as a part of its investment strategy, and could ultimately prevent the Fund from being able to achieve its investment objective. It is impossible to fully predict the effects of past, present or future legislation and regulation by multiple regulators in this area, but the effects could be substantial and adverse.

In addition, as a registered closed-end fund, the Fund will incur significant legal, accounting, administrative and other costs and expenses associated with being subject to the reporting requirements of the Securities Act, the Securities Exchange Act of 1934, as amended (the “Exchange Act”), and the 1940 Act and listing standards. Compliance with such public company requirements is costly, time-consuming and complex. The Fund expects to devote a substantial amount of time and resources to compliance. In addition, such requirements, including with respect to the information the Fund is obligated to provide about the Fund and the Underlying Funds, may continue to evolve over time, which may further increase compliance costs. As these laws, regulations and standards are subject to varying interpretations, their application in practice may evolve over time as new guidance becomes available. This evolution may result in continuing uncertainty regarding compliance matters and additional costs necessitated by ongoing revisions to the Fund’s disclosure and compliance practices. If the Fund fails to address and comply with these regulations and any subsequent changes, the Fund may be subject to penalties and may be materially adversely affected.

There is also uncertainty with respect to legislation, regulation and government policy at the federal, state and local levels, notably as respects U.S. trade, tax, healthcare, immigration, foreign and government regulatory policy. To the extent the U.S. Congress or presidential administration implements additional changes to U.S. policy, those changes may impact, among other things, the U.S. and global economy, international trade and relations, unemployment, immigration, healthcare, tax rates, the U.S. regulatory environment and inflation, among other areas. Until any additional policy changes are finalized, it cannot be known whether the Fund and its investments or future investments may be positively or negatively affected, or the impact of continuing uncertainty. Each prospective investor should also be aware that developments in the tax laws of the United States or other jurisdictions where the Fund or the Underlying Funds invest could have a material effect on the tax consequences to Common Shareholders. In the event of any such change in law, each Common Shareholder is urged to consult its own tax advisers.

Legislation and regulation directed specifically at artificial intelligence and other frontier technologies is described under “RISKS — Technology Concentration Risk.”

Certain tax risks associated with an investment in the Fund are discussed in “CERTAIN TAX CONSIDERATIONS.”

NON-PRINCIPAL RISKS

Temporary Investments

The Fund will seek to invest the proceeds of this offering in accordance with its investment objective and strategies as soon as practicable after completion of the offering, consistent with market conditions and the availability of suitable investments. See “USE OF PROCEEDS.” The Fund cannot assure you it will be able to identify any investments that meet its investment objective or that any investment that the Fund makes will produce a positive return. The Fund may be unable to invest proceeds on acceptable terms within the time period that the Fund anticipates or at all, which could harm the Fund’s financial condition and operating results.

Temporary Investments produce returns that are significantly lower than the returns the Fund expects to achieve when its portfolio is fully invested in securities meeting its investment objective. As a result, any distributions the Fund pays while its portfolio is not fully invested in such securities may be lower than the distributions it may be able to pay when the portfolio is fully invested.

Preferred Securities

The Fund may hold preferred securities, including preferred equity received in connection with co-investments alongside Underlying Fund Managers and preferred interests received in distributions from Underlying Funds. There are various risks associated with holding preferred securities, including credit risk, interest rate risk, deferral and omission of distributions, subordination to bonds and other debt securities in a company’s capital structure, limited liquidity, limited voting rights and special redemption rights. Interest rate risk is, in general, the risk that the price of a security falls when interest rates rise. Securities with longer maturities tend to be more sensitive to interest rate changes. Credit risk is the risk that an issuer of a security may not be able to make principal and interest or dividend payments on the security as they become due. Holders of preferred securities may not receive dividends, or the payment can be deferred for some period of time. In bankruptcy, creditors are generally paid before the holders of preferred securities.

Debt Securities

The Fund may invest directly or indirectly in debt and debt-related securities as part of its non-principal investment strategies. One of the fundamental risks associated with such investments is credit risk, which is the risk that an issuer will be unable to make principal and interest payments on its outstanding debt obligations when due. Adverse changes in the financial condition of an issuer or in general economic conditions (or both) may impair the ability of such issuer to make such payments and result in defaults on, and declines in, the value of its debt. The Fund’s return to Common Shareholders would be adversely impacted if an issuer of debt securities in which the Fund invests becomes unable to make such payments when due. Other risk factors include interest rate risk (a rise in interest rates causes a decline in the value of debt securities) and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

Risks Relating to Secondary Investments Involving Syndicates

The Fund may acquire Secondary Investments as a member of a purchasing syndicate, in which case the Fund may be exposed to additional risks including (among other things): (i) counterparty risk or the risk that a syndicate member will not perform its contractual obligations, (ii) reputation risk or the risk that the Fund may suffer damage to its reputation, (iii) breach of confidentiality by a syndicate member and (iv) execution risk or the risk of financial loss if a transaction is not executed appropriately.

Hedging

The Fund may seek to hedge against interest rate and currency exchange rate fluctuations and credit risk by using structured financial instruments such as futures or swaps, subject to the requirements of the 1940 Act. Use of structured financial instruments for hedging purposes may present significant risks, including the risk of loss of the amounts invested. Defaults by the other party to a hedging transaction can result in losses in the hedging transaction. Hedging activities also involve the risk of an imperfect correlation between the hedging instrument and the asset being hedged, which could result in losses both on the hedging transaction and on the instrument being hedged. Use of hedging activities may not prevent significant losses and could increase losses. Further, hedging transactions may reduce cash available to pay distributions to Common Shareholders. See “NON-PRINCIPAL RISKS — Derivative Instruments.”

Warrants and Rights Risk

Warrants and rights are types of securities that give a holder a right to purchase shares of common stock. The Fund may acquire warrants and rights directly or may receive them in distributions from Underlying Funds. Warrants usually are issued together with a bond or preferred stock and entitle a holder to purchase a specified amount of common stock at a specified price typically for a period of years. Rights usually have a specified purchase price that is lower than the current market price and entitle a holder to purchase a specified amount of common stock typically for a period of only weeks. Warrants may be used to enhance the marketability of a bond or preferred stock. Warrants do not carry with them the right to dividends or voting rights and they do not represent any rights in the assets of the issuer. Warrants may be considered to have more speculative characteristics than certain other types of investments. In addition, the value of a warrant does not necessarily change with the value of the underlying securities, and a warrant ceases to have value if it is not exercised prior to its expiration date, if any.

The potential exercise price of warrants or rights may exceed their market price, such as when there is no movement in the market price or the market price of the common stock declines.

The risks typically associated with warrants and rights include counterparty risk, credit risk and market risk.

Derivative Instruments

Some or all of the Underlying Fund Managers (subject to applicable law) and the Fund may use options, swaps, forward agreements and other derivatives contracts. Transactions in derivative instruments present risks arising from the use of leverage (which increases the magnitude of losses), volatility, the possibility of default by a counterparty, and illiquidity. Use of derivative instruments for hedging or speculative purposes by the Fund or the Underlying Fund Managers could present significant risks, including the risk of losses in excess of the amounts invested. The use of derivatives is also subject to operational and legal risks. Operational risks generally refer to risks related to potential operational issues, including documentation issues, settlement issues, system failures, inadequate controls, and human error. Legal risks generally refer to risks of loss resulting from insufficient documentation, insufficient capacity or authority of a counterparty, or legality or enforceability of a contract. See “NON-PRINCIPAL RISKS — Hedging” and “ADDITIONAL INFORMATION.”

Swaps

The Fund does not expect swaps to be a significant part of its investment strategy. However, to a limited extent, the Fund may invest in swap agreements. These agreements carry the risk that the counterparty may default on its obligation to pay the Fund, as well as the risk that the Fund may be unable to meet its own payment obligations under the agreement. The Fund may enter into swaps, including interest rate swaps, total return swaps (sometimes referred to as “contracts for difference”), and credit default swaps, either to hedge against risks — potentially increasing the costs of interest payments on outstanding borrowings — or to seek enhanced returns.

In interest rate swap transactions, the risk exists that yields may move in the opposite direction of the Fund’s expectations, requiring the Fund to make payments to the counterparty, which could negatively impact performance. In addition to general swap-related risks — including counterparty risk, high volatility, illiquidity, and credit risk — credit default swap transactions present unique challenges, as they are difficult to value, highly sensitive to liquidity and credit risk, and generally only provide a return to the premium-paying party in the event of an actual default by the issuer of the underlying obligation, rather than a credit downgrade or other financial distress indicators.

Historically, swap transactions were individually negotiated, non-standardized agreements executed in over-the-counter (OTC) markets and were not subject to the same level of government regulation as exchange-traded instruments. However, following the global financial crisis, OTC derivatives markets became subject to extensive regulatory oversight. In the United States, the Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010 (the “Dodd-Frank Act”) introduced regulations requiring that certain derivatives transactions involving U.S. persons be executed on regulated markets and that a substantial portion of OTC derivatives be cleared through regulated clearinghouses. Consequently, swap transactions entered into by the Fund may be subject to various requirements under the Dodd-Frank Act, including clearing, exchange-execution, reporting, and recordkeeping obligations. These requirements may increase the difficulty and cost of entering into swap transactions and could render certain investment strategies impractical or economically unfeasible. Additionally, the number of counterparties willing to engage in swap transactions with the Fund may be limited due to these regulatory requirements.

Credit default and total return swap agreements may introduce leverage to the Fund’s portfolio, as they expose the Fund to investment risks beyond its direct holdings based on the notional amount of the swap. Total return swap agreements also carry the risk that a counterparty may default on its payment obligations to the Fund. The Fund is not obligated to engage in swap transactions for hedging, income enhancement, or any other purpose and may choose not to do so. Furthermore, the swaps market is subject to an evolving regulatory environment, and future regulatory developments could negatively impact the Fund’s ability to utilize swaps effectively.

To the extent the Fund invests in forward contracts and swaps, it intends to rely on the “limited derivatives user” exception under Rule 18f-4 under the 1940 Act. To maintain its qualification as a “limited derivatives user,” the Fund will limit its “derivatives exposure” to no more than 10% of the value of its net assets, subject to exclusions for certain currency or interest rate hedging transactions, as calculated under Rule 18f-4. This limitation is not a fundamental policy and may be changed by the Board without a vote of Common Shareholders.

Emerging Markets Risk

Emerging market countries may have relatively unstable governments and economies based on only a few industries, which may cause greater instability. The value of emerging market securities will likely be particularly sensitive to changes in the economies of such countries. These countries are also more likely to experience higher levels of inflation, deflation or currency devaluations, which could adversely affect the value of the Fund’s investments and hurt those countries’ economies and securities markets. Securities issued in these countries may be more volatile and less liquid than securities issued in foreign countries with more developed economies or markets. Loss may also result from the imposition of exchange controls, confiscations and other government restrictions, or from problems in share registration, settlement, custody, or other operational risks. Because the Fund invests principally through Underlying Funds, the Fund’s exposure to emerging markets may arise at the level of an Underlying Fund or at the level of a company in which an Underlying Fund invests, and the Fund may not know the extent of that exposure other than through the information the relevant Underlying Fund Manager reports to it.

Exchange-Traded Funds and Other Investment Companies

The Fund may invest in shares of both open- or closed-end investment companies (including business development companies, money market funds, single country funds, and exchange traded funds of any kind) and trusts, limited partnerships, limited liability companies or other forms of business organizations, including other pooled investment vehicles. Investing in another pooled vehicle exposes the Fund to all the risks of that pooled vehicle.

As the shareholder of another investment company, the Fund would bear, along with other shareholders, its pro rata portion of the other investment company’s expenses, including advisory fees. Such expenses are in addition to the expenses the Fund pays in connection with its own operations. Section 12(d)(1) of the 1940 Act limits the Fund’s investments in other registered investment companies and in business development companies, subject to exceptions including those available under Rule 12d1-4. Those limits do not apply to the Underlying Funds, which are excluded from the definition of investment company by Section 3(c)(1) or Section 3(c)(7) of the 1940 Act. It is possible that, under certain circumstances, the Fund may be prevented from investing in another investment company when doing so may otherwise be the most efficient way for the Fund to obtain the intended investment exposure.

Despite the possibility of greater fees and expenses, investments in other investment companies and pooled investment vehicles may nonetheless be attractive for several reasons. Interests in venture capital, growth equity and private equity funds are generally offered only to institutional and other qualified investors and in minimum commitment amounts that most individual investors cannot meet, so acquiring an interest in such a fund may be the most practical way for the Fund to obtain exposure to the privately held companies in which it invests. In other cases, a single investment in an Underlying Fund gives the Fund exposure to a portfolio of such companies selected and monitored by a manager with experience in the relevant sector, which may be more effective than investing directly in those companies.

Among the types of investment companies in which the Fund may invest are exchange-traded funds (“ETFs”). Index ETFs are open-end management investment companies that seek to provide investment results that correspond generally to the price and yield performance of a specified index. Individual investments in ETFs generally are not redeemable. However, large quantities of ETF shares known as “Creation Units” are redeemable from the ETF. The liquidity of smaller holdings of ETF shares will depend upon the existence of a secondary market.

Disruptions in the markets for the securities held by ETFs or other investment companies purchased or sold by the Fund could result in losses on investments in ETFs or other investment companies. ETFs also carry the risk that the price the Fund pays or receives may be higher or lower than the ETF’s NAV. ETFs are also subject to certain additional risks, including the risks of illiquidity and of possible trading halts due to market conditions or other reasons, based on the policies of the relevant exchange. ETFs and other investment companies in which the Fund may invest may be leveraged, which would increase the volatility of the value of the Fund’s Common Shares.

Cybersecurity Risk

As part of its business, the Adviser processes, stores and transmits large amounts of electronic information, including information relating to the transactions of the Fund and personally identifiable information of Common Shareholders. Similarly, service providers of the Adviser or the Fund, especially the Administrator, may process, store and transmit such information. The Adviser has procedures and systems in place that it believes are reasonably designed to protect such information and prevent data loss and security breaches. However, such measures cannot provide absolute security. The techniques used to obtain unauthorized access to data, disable or degrade service, or sabotage systems change frequently and may be difficult to detect for long periods of time. Hardware or software acquired from third parties may contain defects in design or manufacture or other problems that could unexpectedly compromise information security. Network connected services provided by third parties to the Adviser may be susceptible to compromise, leading to a breach of the Adviser’s networks. The Adviser’s systems or facilities may be susceptible to employee error or malfeasance, government surveillance, or other security threats. Online services provided by the Adviser to Common Shareholders may also be susceptible to compromise. Breach of the Adviser’s information systems may cause information relating to the transactions of the Fund and personally identifiable information of Common Shareholders to be lost or improperly accessed, used or disclosed. The Adviser also receives confidential information about the Underlying Funds and the companies they hold, which it is obliged to protect under the governing documents of those Underlying Funds. Loss or improper disclosure of that information could place the Fund in breach of those obligations, expose the Fund to claims, damage the Adviser’s relationships with Underlying Fund Managers and impair the Fund’s ability to obtain portfolio information or to invest in Underlying Funds in the future. There can be no assurance that the Fund, the Underlying Funds or their service providers will not suffer losses relating to cybersecurity breaches in the future. Despite reasonable precautions, the risk remains that such incidents could occur, and that such incidents could cause damage to individual investors due to the risk of exposing confidential personal data about investors to unintended parties.

In view of the risks described in this Prospectus, the Fund should be considered a speculative investment, and prospective investors should invest in the Fund only if they can sustain a complete loss of their investment.

No guarantee or representation is made that the investment program of the Fund will be successful, that the various Underlying Funds or Fund investments selected will produce positive returns, or that the Fund will achieve its investment objective.

MANAGEMENT OF THE FUND

The Board of Trustees

The Board has overall responsibility for the management and supervision of the business operations of the Fund on behalf of Common Shareholders. A majority of the Trustees are and will be persons who are not “interested persons,” as defined in Section 2(a)(19) of the 1940 Act. To the extent permitted by the 1940 Act and other applicable law, the Board may delegate any of its rights, powers and authority to, among others, the officers of the Fund, any committee of the Board, service providers or the Adviser. See “BOARD OF TRUSTEES AND OFFICERS” in the Fund’s SAI for the identities of the Trustees and executive officers of the Fund, brief biographical information regarding each of them, and other information regarding the election and membership of the Board.

The Adviser

Madara Fund Advisors LLC, located at 505 Montgomery Street, Suite 1100, San Francisco, CA 94111, serves as the Adviser to the Fund and is responsible for determining and implementing the Fund’s overall investment strategy. The Adviser is a Delaware limited liability company formed in 2026. [The Adviser has applied for registration as an investment adviser with the SEC under the Advisers Act and expects that registration to become effective before the Fund commences operations.] As of the date of this Prospectus, the Adviser does not manage any client assets other than the Fund’s initial capital.

The Adviser intends over time to sponsor and advise additional investment vehicles, including registered closed-end funds pursuing other investment themes. The Adviser and its affiliates may in the future serve as investment adviser to, or otherwise direct the investment activities of, other registered or private investment vehicles with investment programs similar to that of the Fund. See “CONFLICTS OF INTEREST.”

Portfolio Managers

The personnel of the Adviser who have primary responsibility for the management of the Fund (the “Portfolio Managers”) are:

Robert Ghenchev (Portfolio Manager). Mr. Ghenchev founded the Adviser and serves as its Chief Executive Officer. As a Portfolio Manager, he is responsible for the Fund’s investment strategy and for the construction of its portfolio, including the balance the Fund strikes between primary commitments and secondary market transactions and the range of managers, vintages and technology themes the portfolio spans. He leads the origination and negotiation of the Fund’s investments in Underlying Funds, including the contributions described in this Prospectus, and is responsible for the Adviser’s relationships with Underlying Fund Managers, selling limited partners and intermediaries. He has overall responsibility for the Adviser’s business, including its relationships with the Fund’s service providers and its dealings with the Board.

Prior to founding the Adviser, Mr. Ghenchev was a Managing Partner at Novo Holdings A/S from 2018 to 2025. Novo Holdings is an international investment firm that manages the assets of the Novo Nordisk Foundation and invests across life sciences and other sectors through direct investments and through commitments to third-party funds. At Novo Holdings, Mr. Ghenchev led the firm’s Growth Investments platform, with broad investment responsibilities spanning direct investments in growth-stage companies and the management of the firm’s commitments to third-party fund managers, and he served on the boards of a number of portfolio companies. From 2010 to 2017 he was a member of the healthcare investment banking team at Moelis & Company, an independent global investment bank, where he advised companies in the sector on mergers, acquisitions and capital raising. From 2007 to 2010 he was a member of the United Kingdom mergers and acquisitions team at Deutsche Bank.

Mr. Ghenchev holds an M.Sc. in Financial Economics from the University of Oxford and a Joint Honors B.A. in Finance and Economics, with Great Distinction, from McGill University.

Hamed Alam (Portfolio Manager). Mr. Alam serves as Managing Director, Sourcing and Investments of the Adviser, where he has primary responsibility for the day-to-day portfolio management of the Fund, including sourcing, due diligence, underwriting, portfolio construction, monitoring and the implementation of investment decisions.

Prior to joining the Adviser, Mr. Alam was Portfolio Manager at Tap Capital LLC from 2025 to 2026, and an investment professional at Third Wave Capital from 2024 to 2025, where he advised the chief investment officer and founder and helped build the firm’s private investments strategy. He previously served as an investment professional at Coller Capital, a global secondaries firm, from 2021 to 2024, where he worked on LP-led, GP-led and direct secondary market transactions and on capital raising for Coller’s registered fund vehicles. Mr. Alam also held roles at JP Morgan in leveraged finance from 2018 to 2021 and at Pantheon Ventures from 2014 to 2016, where he executed private equity fund and co-investment transactions. He began his career in debt capital markets at HSBC.

Mr. Alam earned an MBA from the Kellogg School of Management at Northwestern University and holds a BSc with Honors in Economics from the University of Warwick.

The SAI provides additional information about the Portfolio Managers’ compensation, other accounts they manage and their ownership of Common Shares. See “INVESTMENT MANAGEMENT AND OTHER SERVICES” in the Fund’s SAI.

[Investment Committee. The Adviser has established an investment committee comprising [•]. Investment decisions on behalf of the Fund require [•]. The investment committee meets [•].]

Investment Management Agreement

The Investment Management Agreement becomes effective as of the commencement of the Fund’s operations and will continue in effect for an initial two-year term. Thereafter, the Investment Management Agreement continues in effect from year to year provided that its continuance is specifically approved at least annually by (i) the vote of a majority of the outstanding voting securities of the Fund, as defined in the 1940 Act, or a majority of the Board, and (ii) the vote of a majority of the Independent Trustees, cast in person at a meeting called for the purpose of voting on such approval. The Investment Management Agreement terminates automatically if assigned, as defined in the 1940 Act, and is terminable at any time, without penalty, on 60 days’ written notice to the Fund, by the Board, by the vote of a majority of the outstanding voting securities of the Fund, or by the Adviser.

Investment Management Fee

The Fund pays the Adviser an Investment Management Fee in an amount equal to an annualized rate of [•]% of the Fund’s Managed Assets determined as of each Determination Date, accrued and payable monthly in arrears at the end of each calendar month.

Because the Investment Management Fee is calculated on Managed Assets rather than net assets, the Investment Management Fee expressed as a percentage of the Fund’s net assets exceeds the annualized contractual rate if the Fund uses leverage. The Investment Management Fee as a percentage of net assets is estimated for the current fiscal year to be [•]%. See “SUMMARY OF FUND EXPENSES.”

The Fund may issue Common Shares in exchange for interests in Underlying Funds immediately following the closing of the offering. The Investment Management Fee is calculated on Managed Assets and therefore increases when those Common Shares are issued, and the Adviser determines the value at which the contributed interests are recorded. See “IN-KIND CONTRIBUTIONS OF UNDERLYING FUND INTERESTS,” “RISKS — Management Risk,” and “CONFLICTS OF INTEREST.”

A discussion regarding the basis for the Board’s approval of the Investment Management Agreement will be available in the Fund’s first annual or semi-annual report to Common Shareholders covering the period during which the approval occurred.

UNDERWRITING

The Fund is offering [•] Common Shares through the underwriters named below. Subject to the terms and conditions of an Underwriting Agreement, dated [•], 2026, and the related structuring fee agreement (the “Structuring Fee Agreement”), the underwriters named below have agreed to purchase, and the Fund has agreed to sell to the underwriters, the number of Common Shares set forth opposite the name of each underwriter.

UNDERWRITERS	NUMBER OF COMMON SHARES
[•]	[•]
[•]	[•]
[•]	[•]
Total	[•]

The Underwriting Agreement provides that the obligation of the underwriters to purchase the Common Shares included in this offering is subject to the approval of certain legal matters by counsel and satisfaction of certain other conditions. The underwriters are obligated to purchase all the Common Shares sold in the offering, which represent [•]% of the outstanding voting securities of the Fund. Investors purchasing Common Shares in this offering will not be charged a sales load. The Adviser (and not the Fund) has agreed to pay, from its own assets, compensation of up to the full amount of the sales load of $[•] per Common Share, which is [•]% of the gross proceeds from the sale of the Common Shares in the offering to the underwriters. The Adviser will pay the full amount of the sales load from its own assets and the Fund will not reimburse or otherwise repay these amounts. In addition, under the terms of the Underwriting Agreement, the Fund has granted the underwriters an option, exercisable within 30 days after the Closing, to acquire up to an additional [•]% of the total number of Common Shares to be offered by the Fund in the offering, solely for the purpose of covering over-allotments. The Fund and the Adviser have each agreed to indemnify the several underwriters for or to contribute to the losses arising out of certain liabilities, including liabilities under the Securities Act, or to contribute to payments the underwriters may be required to make in respect of those liabilities, except in the cases of willful misfeasance, bad faith, gross negligence or reckless disregard of applicable obligations and duties.

There will be no brokerage charges with respect to Common Shares issued directly by the Fund under the dividend reinvestment plan. You will pay brokerage charges if you direct the Plan Administrator to sell your Common Shares held in a dividend reinvestment account. See “DIVIDEND REINVESTMENT PLAN.”

Subject to the terms of the Structuring Fee Agreement, the Adviser has agreed to pay [•] a structuring fee for advice relating to the structure, design and organization of the Fund and/or for services related to the sale and distribution of the Common Shares. The structuring fee will be equal to [•]% of the total public offering price of the Common Shares sold in this offering, which is estimated to be $[•], and is in addition to any underwriting compensation received by [•]. No structuring fee will be payable if this offering is not completed. Further, the Fund will not reimburse or otherwise repay the Adviser these amounts.

The Underwriting Agreement provides that the Adviser is responsible for all reasonable, necessary and accountable out-of-pocket expenses relating to the offering, including (a) all filing fees and communication expenses associated with the review of this offering by FINRA, (b) the fees, expenses and disbursements relating to the registration, qualification or exemption of securities offered under the securities laws of foreign jurisdictions designated by [•], (c) the fees and expenses incurred in connection with the listing of the Common Shares on the NYSE, (d) the fees and expenses of the underwriters’ legal counsel up to $[•] in the aggregate, (e) “road show” expenses for the offering and (f) the out-of-pocket expenses of the underwriters. Every organizational expense of the Fund and every cost of this offering is either paid by the Adviser directly or is an amount the Adviser is obliged to bear under the Expense Assumption Agreement. The Fund bears none of them and does not reimburse or otherwise repay the Adviser for any of them. Expenses of the in-kind contributions described in this Prospectus are expenses of the Fund’s operations rather than costs of this offering, and are described under “IN-KIND CONTRIBUTIONS OF UNDERLYING FUND INTERESTS — Expenses of the Contributions.” See “SUMMARY OF FUND EXPENSES.”

The following table shows the sales load to be paid to the underwriters solely by the Adviser in connection with this offering. These amounts are shown assuming both no exercise and full exercise of the Over-allotment Option. The Fund will not reimburse or otherwise repay the Adviser these amounts.

	No Exercise	Full Exercise
Per Common Share	$ [•]	$ [•]
Total	$ [•]	$ [•]

The sum total of all compensation and expense reimbursement paid to the underwriters in connection with this offering of the Common Shares will not exceed in the aggregate [•]% of the total price to the public of the Common Shares sold in this offering.

In connection with this offering, the underwriters may purchase and sell Common Shares in the open market. These transactions may include over-allotment and stabilizing transactions and purchases to cover syndicate short positions created in connection with this offering in each case in accordance with Regulation M under the Exchange Act. “Covered” short sales are sales of Common Shares made in an amount up to the number of Common Shares represented by the Over-allotment Option. In determining the source of Common Shares to close out the covered syndicate short position, the underwriters will consider, among other things, the price of the Common Shares available for purchase in the open market as compared to the price at which they may purchase Common Shares through the Over-allotment Option. Transactions to close out the covered syndicate short position involve either purchases of Common Shares in the open market after the distribution has been completed or the exercise of the Over-allotment Option. The underwriters may also make “naked” short sales of the Common Shares in excess of the Over-allotment Option. The underwriters must close out any naked short position by purchasing Common Shares in the open market. A naked short position is more likely to be created if the underwriters are concerned that there may be downward pressure on the price of the Common Shares in the open market after pricing that could adversely affect investors who purchase in the offering.

Stabilizing transactions consist of certain bids or purchases of Common Shares in the open market while the offering is in progress. The underwriters also may impose a penalty bid, whereby selling concessions allowed to syndicate members or other broker-dealers in respect of the Common Shares sold in this offering for their account may be reclaimed by the syndicate if such Common Shares are repurchased by the syndicate in stabilizing or covering transactions and have therefore not been effectively placed by such syndicate member.

Any of these activities may have the effect of preventing or retarding a decline in the market price of the Common Shares. These activities may stabilize, maintain or otherwise affect the market price of the Common Shares, which may be higher than the price that might otherwise prevail in the open market; and these activities, if commenced, may be discontinued at any time without notice. These transactions may be effected on the NYSE or otherwise.

The Fund has agreed not to offer or sell any additional Common Shares for a period of [•] days after the date of this Prospectus without the prior written consent of [•] on behalf of the underwriters, except: (a) for the sale of the Common Shares to the underwriters pursuant to the Underwriting Agreement; (b) for Common Shares issued by the Fund under the dividend reinvestment plan; (c) for repurchases of Common Shares in accordance with applicable law; (d) for Common Shares issued in exchange for interests in Underlying Funds under the contribution agreements described in this Prospectus; and (e) for Common Shares issued in payment of a distribution (the “Lock-Up”). See “IN-KIND CONTRIBUTIONS OF UNDERLYING FUND INTERESTS” and “DIVIDENDS AND DISTRIBUTIONS.”

Other than Common Shares issued in exchange for interests in Underlying Funds under the contribution agreements described in this Prospectus, Common Shares issued under the dividend reinvestment plan and Common Shares issued in payment of a distribution, the Fund does not intend to issue Common Shares during the Lock-Up period. Section 23(b) of the 1940 Act prohibits the Fund from selling Common Shares at a price below their then current net asset value per Common Share, exclusive of any distributing commission or discount, subject to limited exceptions. That prohibition does not restrict the issuance of Common Shares in payment of a distribution, which may occur at a price below net asset value per Common Share. See “DIVIDENDS AND DISTRIBUTIONS” and “REPURCHASE OF SHARES.”

[ADMINISTRATION]

Fund Servicing Agreement

The Fund has retained [•] (the “Administrator”), whose principal business address is [•], to provide administrative services and to assist with operational needs. The Administrator provides such services to the Fund pursuant to a fund servicing agreement between the Fund and the Administrator (the “Fund Servicing Agreement”). The Administrator is responsible directly or through its agents for, among other things, providing the following services to the Fund, as applicable: (1) providing administration services, including (i) general fund administration, (ii) compliance support, including assisting in the preparation of semi-annual and annual financial statements of the Fund in accordance with U.S. GAAP, (iii) financial reporting, and (iv) tax reporting; (2) providing accounting services, including (i) portfolio accounting services, (ii) expense accrual and payment services, (iii) NAV calculation and financial reporting services, (iv) tax accounting services, and (v) audit support services; and (3) performing additional services, as agreed upon, in connection with the administration of the Fund.

In consideration for these services, the Administrator is paid a monthly fee calculated based upon the average net assets of the Fund, subject to a minimum monthly fee (the “Administration Fee”). The Administration Fee is paid to the Administrator out of the assets of the Fund and therefore decreases the net profits or increases the net losses of the Fund. The Administrator is also reimbursed by the Fund for miscellaneous out-of-pocket expenses relating to services provided to the Fund. The Administration Fee and the other terms of the Fund Servicing Agreement may change from time to time as may be agreed to by the Fund and the Administrator.

[The Fund Servicing Agreement contains customary provisions limiting the Administrator’s liability to the Fund and providing for the Fund to indemnify the Administrator and its affiliates, in each case subject to exceptions including for the Administrator’s bad faith, gross negligence or willful misconduct in the performance of its duties under the Fund Servicing Agreement.]

[CUSTODIAN, TRANSFER AND DIVIDEND DISBURSING PAYING AGENT AND REGISTRAR]

The Fund’s securities are held by [•] (the “Custodian”), pursuant to a Custody Agreement between the Fund and the Custodian. The principal business address of the Custodian is [•]. [•] (the “Transfer Agent”) serves as the Fund’s transfer agent, distribution paying agent and registrar. The principal business address of the Transfer Agent is [•].

The Fund’s investments consist principally of limited partnership and limited liability company interests in Underlying Funds. Those interests are not certificated, are not eligible for deposit in the securities depository system, and are not capable of physical custody. The Custodian therefore maintains records of those interests, and holds the subscription documents, transfer documents and other instruments evidencing them, rather than physical custody of them. The Fund maintains those investments with the Custodian, a bank having the qualifications prescribed by Section 17(f)(1)(A) of the 1940 Act, under a written custody agreement, and does not maintain custody of any investment with the Adviser.

CONFLICTS OF INTEREST

The Fund is subject to conflicts of interest. The Adviser and its affiliates may sponsor, advise or manage other investment vehicles, may compete with the Fund for investment opportunities, and are not obligated to refer any opportunity to the Fund. The Adviser determines the value of the Fund’s investments and is paid on the value it determines; that value also fixes the number of Common Shares the Fund issues for an interest acquired in an in-kind contribution. Because the Investment Management Fee is calculated on the Fund’s Managed Assets, the Adviser’s compensation increases if the Fund borrows and if a distribution is satisfied in Common Shares rather than in cash. The Adviser’s personnel do not devote their time exclusively to the Fund. These conflicts, and the means by which the Fund addresses them, are described in the SAI under “INVESTMENT MANAGEMENT AND OTHER SERVICES — Conflicts of Interest.”

DIVIDENDS AND DISTRIBUTIONS

The Fund intends to qualify annually as a regulated investment company under the Code and to distribute the amounts described under “DIVIDENDS AND DISTRIBUTIONS — Distribution Policy” below. For any distribution, the Fund will calculate each Common Shareholder’s specific distribution amount for the period using record and declaration dates. Unless a Common Shareholder elects to receive distributions in cash, distributions payable to that Common Shareholder are reinvested in Common Shares under the Plan. Any distributions reinvested under the Plan will nevertheless remain subject to U.S. federal (and applicable state and local) taxation to Common Shareholders. The Fund may finance its cash distributions to Common Shareholders from any sources of funds available to the Fund, including offering proceeds, borrowings, net investment income from operations, capital gains proceeds from the sale of assets (including Fund investments), non-capital gains proceeds from the sale of assets (including Fund investments), and dividends or other distributions paid to the Fund on account of preferred and common equity investments by the Fund. The Fund has not established limits on the amount of funds the Fund may use from available sources to make distributions.

Distribution Requirements

To maintain its qualification as a RIC, the Fund must, among other things, distribute at least 90% of its net ordinary income and realized net short-term capital gains in excess of realized net long-term capital losses, if any. A RIC may satisfy the 90% distribution requirement by distributing dividends (other than capital gain dividends) during the taxable year (including dividends declared in October, November or December of a calendar year that, if paid in the following January, are treated as paid by a RIC and received by its shareholders in the prior calendar year). In addition, a RIC may, in certain cases, satisfy the 90% distribution requirement by distributing dividends relating to a taxable year after the close of such taxable year under the “spillover dividend” provisions of the Code. If a RIC makes a spillover dividend, the amounts will be included in IRS Form 1099-DIV for the year in which the spillover dividend is paid.

A regulated investment company that does not distribute specified proportions of its ordinary income and capital gain net income with respect to each calendar year is subject to a nondeductible 4% U.S. federal excise tax on the undistributed amounts.

Distribution Policy

The Fund intends to declare distributions of its investment company taxable income and of its net long-term capital gain, if any, at least annually, in amounts sufficient to satisfy the requirements described above and to avoid the excise tax. The amount of each distribution will vary and will depend on the income allocated to the Fund by the Underlying Funds and the income earned on the Fund’s other investments, neither of which the Fund is able to predict. The Fund does not target a fixed distribution rate and has not adopted a policy of distributing a level amount in each period.

The 1940 Act limits the number of distributions of net long-term capital gain that a registered investment company may make with respect to any one taxable year. The Fund therefore intends to distribute its net long-term capital gain, if any, principally in a single distribution with respect to each taxable year. Where those distributions would not be sufficient to avoid the excise tax, the Fund may declare an additional distribution of net long-term capital gain to the extent permitted by the 1940 Act, and may declare a distribution after the close of a taxable year that is treated as paid with respect to that year. The Fund may nonetheless be unable to avoid the excise tax in a given year.

Where a distribution is made in whole or in part from a source other than the Fund’s net investment income, the 1940 Act requires the Fund to provide Common Shareholders with a written statement disclosing the sources of the distribution at the time the distribution is paid. Because the Fund receives information from the Underlying Funds after the end of the periods to which it relates, the amounts shown in that statement are estimates. Where such an estimate is later found to be inaccurate in a significant amount, Rule 19a-1 under the 1940 Act requires the Fund to correct it, either by a further written statement or in the first report to Common Shareholders following discovery of the inaccuracy. A correction of that kind relates to the sources from which a distribution was paid and does not restate the Fund’s NAV per Common Share for any prior period. The sources of a distribution stated at the time it is paid may differ from the amounts ultimately reported for the year.

Character of Distributions and Return of Capital

Each year the Fund furnishes the information Common Shareholders need to determine the character of the distributions they received (e.g., as ordinary income, qualified dividend income or long-term capital gain). Statements on IRS Form 1099-DIV (or successor form) are provided by a Common Shareholder’s broker, or by the Transfer Agent for Common Shares held of record. The Fund’s distributions may exceed the Fund’s earnings, especially during the period before the Fund has substantially invested the proceeds from this offering. As a result, a portion of the distributions the Fund makes may represent a return of capital for U.S. federal tax purposes. A return of capital generally is a return of your investment rather than a return of earnings or gains derived from the Fund’s investment activities. See “CERTAIN TAX CONSIDERATIONS.” There can be no assurance that the Fund will be able to pay distributions at a specific rate or at all.

Distributions Payable in Cash or Common Shares

The Fund’s taxable income is determined in substantial part by its allocable share of the taxable income of the Underlying Funds in which it invests. That income is allocated to the Fund whether or not the Underlying Fund makes a corresponding distribution of cash, and the timing and amount of distributions by an Underlying Fund are determined by its general partner or manager and are outside the Fund’s control. Where the Fund acquired an interest in an in-kind contribution and took a carryover basis in that interest, the income the Fund recognizes on a disposition of the interest may include appreciation that accrued before the Fund acquired it. The Fund may therefore be required to distribute amounts exceeding the cash available to it, and may separately be restricted from paying a distribution in cash by the asset coverage requirements described under “DIVIDENDS AND DISTRIBUTIONS — Limitations on Distributions” below.

In these circumstances the Fund may declare a distribution payable, at the election of each Common Shareholder, in cash or in Common Shares. The declaration of any such distribution will limit the aggregate amount of cash to be paid to all Common Shareholders, and that limit will be not less than 20% of the aggregate amount of the declared distribution.

Each Common Shareholder may elect to receive its entire distribution in cash or in Common Shares. If Common Shareholders in the aggregate elect to receive more cash than the limit stated in the declaration, the cash available will be allocated among the Common Shareholders electing cash, and the balance of each such Common Shareholder’s distribution will be paid in Common Shares. In no event will a Common Shareholder electing to receive cash receive less than the lesser of (i) the portion of its distribution it elected to receive in cash and (ii) an amount equal to its entire distribution multiplied by the percentage limitation on cash stated in the declaration.

The number of Common Shares issued to a Common Shareholder receiving all or part of a distribution in Common Shares will be determined under a formula based on the market price of the Common Shares, using data from a period of not more than two weeks ending as close as practicable to the payment date, so that the value of the Common Shares issued corresponds as closely as practicable to the amount of cash the Common Shareholder would otherwise have received. Because that formula is based on market price, the Fund may issue Common Shares in a distribution of this kind at a price below the Fund’s then current NAV per Common Share. Section 23(b) of the 1940 Act prohibits the Fund from selling Common Shares at a price below their then current net asset value, exclusive of any distributing commission or discount, except in specified circumstances, one of which is an issuance made in connection with an offering to the holders of a class of the Fund’s shares. A distribution payable in cash or Common Shares is made available to all Common Shareholders, on the same terms and in proportion to their holdings.

A Common Shareholder that receives Common Shares in a distribution of this kind will be treated, for U.S. federal income tax purposes, as having received a distribution equal to the amount of cash it could have received instead. Common Shares issued in such a distribution increase the number of Common Shares outstanding, and where they are issued at a price below net asset value per Common Share, NAV per Common Share will decline. The Investment Management Fee is calculated on the Fund’s Managed Assets, so satisfying part of a distribution in Common Shares increases the Investment Management Fee payable to the Adviser relative to the same distribution paid entirely in cash. See “RISKS — Tax Risk” and “CONFLICTS OF INTEREST.”

A distribution payable in cash or Common Shares is separate from the Plan and does not replace it. Common Shares received by a Common Shareholder under the Plan are treated, for purposes of the requirements described above, as having been received in exchange for cash received in the distribution.

Limitations on Distributions

The Fund can offer no assurance that it will achieve results that will permit the Fund to pay any cash distributions. If the Fund issues senior securities, the Fund will be prohibited from making distributions if doing so causes the Fund to fail to maintain the asset coverage ratios stipulated by the 1940 Act or if distributions are limited by the terms of any of the Fund’s borrowings. The Fund reserves the right to use leverage to the maximum extent permitted by the 1940 Act, and these restrictions are most likely to apply when the Fund’s leverage is close to that maximum. A distribution paid entirely in Common Shares does not reduce the Fund’s assets and is not subject to those restrictions. A distribution declared payable, at the election of each Common Shareholder, in cash or in Common Shares is different: because part of the declared amount must be made available in cash, that cash portion is subject to those restrictions, and the Fund may be unable to declare a distribution in that form where the applicable asset coverage requirement would not be satisfied after deducting it. See “USE OF LEVERAGE.”

DIVIDEND REINVESTMENT PLAN

Unless the registered owner of the Fund’s Common Shares elects to receive cash by contacting [•] (the “Plan Administrator”), all dividends, capital gain distributions and returns of capital, if any, declared on the Common Shares will be automatically reinvested, net of applicable withholding tax, by the Plan Administrator for Common Shareholders in the Fund’s Dividend Reinvestment Plan (the “Plan”), in additional Common Shares. Common Shareholders who elect not to participate in the Plan will receive all dividends and other distributions payable in cash, paid by check mailed directly to the Common Shareholder of record or, if the Common Shares are held in street or other nominee name, to that nominee, by the Plan Administrator as dividend disbursing agent, or by other methods as determined by the Plan Administrator. Some brokers may make the default election to receive cash on behalf of Common Shareholders and may reinvest that cash in additional Common Shares, and may charge additional brokerage fees in doing so. Beneficial owners who hold Common Shares in the name of a broker or nominee should contact the broker or nominee to determine whether and how they may participate in the Plan. Participation in the Plan is voluntary and may be terminated or resumed at any time without penalty by providing notice to the Plan Administrator as described below, prior to the record date for the relevant dividend or distribution; otherwise the termination or resumption will be effective with respect to any subsequently declared dividend or other distribution. It is expected that the Plan Administrator will be the same entity that serves as the Fund’s Transfer Agent. See “CUSTODIAN, TRANSFER AND DIVIDEND DISBURSING PAYING AGENT AND REGISTRAR.”

Whenever the Fund declares a dividend or other distribution, Common Shareholders who are not participants in the Plan will receive cash, and participants in the Plan will receive additional Common Shares. Those Common Shares will in all cases be Common Shares newly issued by the Fund and credited by the Plan Administrator to the participants’ accounts, including fractional Common Shares. The Plan Administrator does not purchase Common Shares in the open market on behalf of participants.

The number of newly issued Common Shares credited to each participant’s account will be determined by dividing the dollar amount of the dividend or distribution by a price per Common Share equal to the lower of (a) the market price per Common Share and (b) the greater of the Fund’s NAV per Common Share and 95% of the market price per Common Share. For this purpose, the Fund’s NAV per Common Share is the NAV per Common Share most recently determined. Common Shares are therefore issued under the Plan at a price that is never above the market price of the Common Shares and never more than 5% below it.

Where the Common Shares trade at a discount to NAV, Common Shares are issued at the market price, so a participant acquires the same number of Common Shares that the cash would have bought, without paying brokerage commissions and without having to act. Where the Common Shares trade at or above net asset value, Common Shares are issued at NAV or, where the premium is sufficient, at 95% of the market price, so a participant acquires more Common Shares than the cash would have bought in the market.

Common Shareholders who would prefer to receive cash may opt out of the Plan at any time, as described below.

Issuing Common Shares under the Plan increases the number of Common Shares outstanding and reduces the proportionate interest in the Fund of a Common Shareholder who does not participate. Where the issue price is below the Fund’s NAV per Common Share, which is the case while the Common Shares trade at a discount, NAV per Common Share is reduced, and that reduction applies to all Common Shares. See “RISKS — Closed-End Fund and Market Discount Risk.”

Section 23(b) of the Investment Company Act prohibits the Fund from selling Common Shares at a price below their then current net asset value, exclusive of any distributing commission or discount, except in specified circumstances, one of which is an issuance made in connection with an offering to the holders of a class of the Fund’s shares. The Plan is offered to all Common Shareholders on the same terms. See “DIVIDENDS AND DISTRIBUTIONS — Distributions Payable in Cash or Common Shares.”

Because the Plan is satisfied in newly issued Common Shares rather than by purchases in the open market, the Fund retains the cash that would otherwise have been paid out as a distribution to participants, and applies it in accordance with the Fund’s investment objective and strategies. See “USE OF PROCEEDS.”

A distribution that the Fund declares payable, at the election of each Common Shareholder, in cash or in Common Shares is separate from the Plan and does not replace it. A Common Shareholder’s election under that declaration governs, and the Plan then applies to any cash that Common Shareholder receives. See “DIVIDENDS AND DISTRIBUTIONS — Distributions Payable in Cash or Common Shares.”

The Plan Administrator maintains all registered Common Shareholders’ accounts in the Plan and furnishes written confirmation of all transactions in the accounts, including information needed by Common Shareholders for tax records. Common Shares in the account of each participant will be held by the Plan Administrator in non-certificated form in the name of the participant, and each Common Shareholder proxy will include those Common Shares received under the Plan. The Plan Administrator will forward all proxy solicitation materials to participants and vote proxies for Common Shares held under the Plan in accordance with the instructions of the participants.

Where Common Shares are owned by a beneficial owner but registered with the Plan Administrator in the name of a nominee, such as a bank, broker or other financial intermediary (each, a “Nominee”), the Plan Administrator will administer the Plan on the basis of the number of Common Shares certified from time to time by the Nominee as participating in the Plan. The Plan Administrator will not take instructions or elections from a beneficial owner whose Common Shares are registered in the name of a Nominee. If a beneficial owner’s Common Shares are held through a Nominee and are not registered with the Plan Administrator as participating in the Plan, neither the beneficial owner nor the Nominee will participate in the Plan with respect to those Common Shares. A beneficial owner who wishes to participate, and whose Nominee is unable or unwilling to become a registered Common Shareholder and a Plan participant on the beneficial owner’s behalf, may request that the Nominee arrange to have all or a portion of the Common Shares registered with the Plan Administrator in the beneficial owner’s name. Participants whose Common Shares are registered with the Plan Administrator in the name of one Nominee may not be able to transfer those Common Shares to another Nominee and continue to participate in the Plan.

To opt out of the Plan, or to opt back in, a Common Shareholder must provide notice to the Plan Administrator prior to the relevant record date as described below. If the Plan Administrator receives a request to opt out on or after the record date for a dividend or distribution, the Plan Administrator may either pay that dividend or distribution in cash or reinvest it under the Plan on the next investment date. If it is reinvested, the Plan Administrator may sell the Common Shares issued and send the proceeds to the Common Shareholder, less any applicable fees.

Participants may request to sell a portion of the Common Shares in their accounts by notifying the Plan Administrator. The Plan Administrator will sell those Common Shares through a broker-dealer selected by the Plan Administrator within five business days of receipt of the request. The sale price will equal the weighted average price of all Common Shares sold through the Plan on the day of the sale, less applicable fees, which are currently $[•] per sale and $[•] per Common Share. Per share fees include any applicable brokerage commission the Plan Administrator is required to pay. The Plan Administrator is unable to accept instructions to sell on a specific date, at a specific price, or through a specific broker-dealer.

There are no fees payable by participants in respect of Common Shares issued by the Fund under the Plan. The automatic reinvestment of dividends and distributions does not relieve participants of any federal, state or local income tax that may be payable, or required to be withheld, on those dividends and distributions. See “CERTAIN TAX CONSIDERATIONS.”

The Fund reserves the right to amend or terminate the Plan. There is no direct service charge to participants with regard to Common Shares issued under the Plan; however, the Fund reserves the right to amend the Plan to include a service charge payable by participants, by written notice provided directly or in the next report to Common Shareholders.

Neither the Fund nor the Plan Administrator, nor any agent of either of them, is liable for any act done in good faith or for any omission to act in good faith, including, without limitation, any claim of liability arising out of a failure to terminate a participant’s account upon the participant’s death prior to receipt of written notice of that death from a qualified representative of the deceased, the prices at which Common Shares are issued for a participant’s account, the times at which those issuances are made, or any fluctuation in the market value of the Common Shares. Neither the Fund nor the Plan Administrator can assure a participant of a profit or protect a participant against a loss on any Common Shares received under the Plan. An investment in Common Shares under the Plan is, like any equity investment, subject to investment risk and possible loss of some or all of the amount invested.

All correspondence, questions or requests for additional information concerning the Plan should be directed to the Plan Administrator at [•], by calling [•], or by writing to [•]. Please include your name, address, daytime telephone number, account number and a reference to Madara AI & Frontier Technologies Fund on all correspondence.

OUTSTANDING SECURITIES

The following table sets out information about the Fund’s securities as of the date of this Prospectus.

Title of Class	Amount Authorized	Amount Held by the Fund or for its Account	Amount Outstanding Exclusive of Amount Shown in the Previous Column
Common Shares	[Unlimited]	None	[•]
Preferred Shares	[Unlimited]	None	None

The Fund was organized as a Delaware statutory trust and has not commenced operations as of the date of this Prospectus. The Adviser has provided the Fund with initial capital of $100,000 in exchange for [•] Common Shares at a price per Common Share equal to the Public Offering Price, and as of the date of this Prospectus the Adviser owns 100% of the outstanding Common Shares. The Adviser may be deemed to control the Fund until it owns less than 25% of the outstanding Common Shares, which is expected to occur upon the completion of this offering.

The Fund has no securities outstanding other than the Common Shares described above, and does not expect to issue Preferred Shares during its current fiscal year. See “USE OF LEVERAGE.”

DESCRIPTION OF THE COMMON SHARES

The following is a summary of the terms of the Common Shares. It is qualified in its entirety by reference to the Fund’s Declaration of Trust and By-Laws, forms of which are filed as exhibits to the registration statement of which this Prospectus forms a part (the “Registration Statement”).

The Fund’s authorized capital consists of an unlimited number of common shares of beneficial interest, all of which is initially classified as Common Shares. The Board may amend the Declaration of Trust from time to time to establish and designate one or more classes or series of shares and to determine the relative rights, preferences and other terms of each, by the action of a majority of the Trustees then in office, including a majority of the Independent Trustees where required by the 1940 Act, and without any action by Common Shareholders.

No Common Shareholder will be personally liable for the debts, liabilities, obligations or expenses of the Fund, except by reason of that Common Shareholder’s own acts or conduct. See “SUMMARY OF THE DECLARATION OF TRUST — Liability of Common Shareholders.”

The Common Shares to be issued in this offering will be, upon payment as described in this Prospectus, fully paid and non-assessable. The Common Shares have no preemptive, conversion, exchange, appraisal or redemption rights, and each Common Share has equal voting, dividend, distribution and liquidation rights. The Declaration of Trust permits the Board to require a Common Shareholder to disclose its direct and indirect ownership of Common Shares. See “SUMMARY OF THE DECLARATION OF TRUST.”

Common Shareholders are entitled to receive dividends if and when the Board declares dividends from funds legally available for that purpose. Whenever Preferred Shares or borrowings are outstanding, Common Shareholders will not be entitled to receive any distributions from the Fund unless all accrued dividends on the Preferred Shares and all interest and principal payments on borrowings have been paid, and unless the applicable asset coverage requirements under the 1940 Act would be satisfied after giving effect to the distribution. See “DIVIDENDS AND DISTRIBUTIONS — Limitations on Distributions.”

In the event of the Fund’s liquidation, dissolution or winding up, Common Shareholders would be entitled to share ratably in all of the Fund’s assets that are legally available for distribution after the Fund pays all debts and other liabilities, and subject to any preferential rights of holders of Preferred Shares if any are then outstanding.

Common Shareholders are entitled to one vote per Common Share. All voting rights for the election of Trustees are non-cumulative, which means that, assuming no Preferred Shares are outstanding, the holders of more than 50% of the Common Shares will elect 100% of the Trustees then nominated for election if they choose to do so, and in that event the holders of the remaining Common Shares will not be able to elect any Trustees. The Board is divided into three classes serving staggered terms, so that only one class of Trustees stands for election in any year. See “SUMMARY OF THE DECLARATION OF TRUST — Classified Board of Trustees.”

The Declaration of Trust authorizes the Board to classify and reclassify any unissued shares of beneficial interest into other classes or series. Prior to the issuance of shares of any class or series, the Board is required by Delaware law and by the Declaration of Trust to set the terms, preferences, conversion and other rights, voting powers, restrictions, limitations as to dividends or other distributions, qualifications and terms or conditions of redemption for that class or series. The Board could therefore authorize the issuance of shares with terms and conditions that could have the effect of delaying, deferring or preventing a transaction or a change in control that might involve a premium price for Common Shareholders or otherwise be in their interest. As of the date of this Prospectus, the Fund has no plans to classify or reclassify any unissued shares.

The Fund has applied to list the Common Shares on the NYSE and, subject to notice of issuance, expects the Common Shares to be listed under the symbol “MXAI.” The listing of the Common Shares must be approved by the NYSE prior to any trading of the Common Shares on the NYSE, and there is no guarantee that the Fund will be so approved. Under the rules of the NYSE applicable to listed companies, the Fund will be required to hold an annual meeting of Common Shareholders in each year.

IN-KIND CONTRIBUTIONS OF UNDERLYING FUND INTERESTS

Overview

The Fund acquires interests in Underlying Funds through three channels: the purchase of existing interests from other investors in privately negotiated Secondary Investments for cash; new capital commitments to Underlying Funds that are raising capital; and the issuance of Common Shares in exchange for existing interests. This section describes this third channel, which the Fund refers to as an “in-kind contribution.” See “INVESTMENT OBJECTIVE AND STRATEGIES” for further information.

In a transaction involving an in-kind contribution, a holder of one or more limited partnership or similar interests in an Underlying Fund transfers that interest to the Fund and receives newly issued Common Shares as consideration. The Fund expects to complete in-kind contributions from time to time.

Common Shares issued in an in-kind contribution are not offered by this Prospectus and do not form part of this offering. They are issued in privately negotiated transactions exempt from registration under the Securities Act, in reliance on Section 4(a)(2) of the Securities Act and Regulation D thereunder, to persons that are accredited investors within the meaning of Rule 501(a) under the Securities Act, and are “restricted securities” within the meaning of Rule 144 under the Securities Act.

The Declaration of Trust authorizes the Trustees to issue Common Shares for cash, securities or other property, including limited partnership and similar interests in privately offered funds. Section 23(a) of the 1940 Act prohibits a registered closed-end company from issuing its securities for services, or for property other than cash or securities. The Fund accordingly accepts in an in-kind contribution only an interest that constitutes a security for purposes of the 1940 Act.

Issuance of Common Shares at or Above Net Asset Value

It is the policy of the Fund to issue Common Shares in exchange for interests in Underlying Funds only at a price per Common Share not less than the Fund’s NAV per Common Share most recently determined before the closing of the contribution, adjusted where the Adviser determines that an adjustment is necessary to reflect a material change since that determination, and in no event less than the Fund’s net asset value per Common Share determined as of a time within forty-eight hours, excluding Sundays and holidays, preceding the issuance. The Board may require a higher issuance price where it considers it necessary to avoid dilution of existing Common Shareholders.

Valuation of Contributed Interests

An interest proposed to be contributed to the Fund is valued in accordance with the same policies and procedures the Fund applies to all of its investments, as described under “CALCULATION OF NET ASSET VALUE; VALUATION.” The Board has designated the Adviser as the Fund’s valuation designee under Rule 2a-5 under the 1940 Act, subject to the Board’s oversight. In valuing an interest in an Underlying Fund, the Adviser generally uses the NAV reported by the general partner or manager of that Underlying Fund, adjusted for capital contributions, distributions and other events occurring since the date of that report and for any other information the Adviser determines is relevant to fair value as of the valuation date.

Expenses of the Contributions

Third-party expenses incurred in connection with the contributions are paid in the first instance by the Adviser. The Fund reimburses those amounts only on the closing of the contribution to which they relate, and the Adviser bears the expenses of any contribution that does not close. Those expenses are expenses of the Fund’s operations rather than organizational expenses of the Fund or costs of this offering, which the Adviser bears in full and for which it is not reimbursed. See “SUMMARY OF FUND EXPENSES.”

Unfunded Commitments

Interests in Underlying Funds typically carry an obligation to contribute additional capital when called by the general partner or manager of the Underlying Fund. The Fund accepts contributed interests that carry remaining unfunded commitments and assumes those obligations at closing. The value attributed to a contributed interest reflects the unfunded commitment assumed by the Fund.

At the time the Fund assumes or undertakes an unfunded commitment, it reasonably believes that it will have sufficient cash and cash equivalents, including short-term U.S. government securities, to satisfy its obligations under all of its unfunded commitments as they come due, and it holds cash and cash equivalents for that purpose. The Fund does not undertake to hold cash equal to the aggregate amount of its unfunded commitments at any time. The Fund discloses the aggregate amount of its unfunded commitments in its periodic reports. It does not identify the Contributor from which any interest was acquired, and does not present unfunded commitments attributable to individual contributed interests or Contributors, except to the extent required in the Fund’s financial statements. See “RISKS — Illiquidity of the Fund’s Investments.”

Limitation on Individual Contributor Ownership

The Fund will not issue Common Shares in an in-kind contribution if, immediately after that issuance, the Contributor together with its affiliates would own more than 25% of the outstanding Common Shares, and in each case will issue Common Shares only in accordance with the policy described under “IN-KIND CONTRIBUTIONS OF UNDERLYING FUND INTERESTS — Issuance of Common Shares at or Above Net Asset Value” above. A person owning more than 25% of the outstanding voting securities of the Fund would be presumed to control the Fund under the 1940 Act.

Effect on Common Shareholders

In an in-kind contribution, the Fund acquires interests whose value is not less than the aggregate value of the Common Shares issued in exchange for them. A completed contribution therefore does not reduce the Fund’s NAV per Common Share.

An in-kind contribution increases the number of outstanding Common Shares. A Common Shareholder’s proportionate interest in the Fund is reduced accordingly, although the value of that interest is not.

Assuming this offering is completed in full and each contribution closes, the Fund’s NAV per Common Share immediately following those closings is expected to increase relative to the Public Offering Price. That increase would accrue to investors purchasing Common Shares in this offering. The increase in NAV per Common Share depends on the value attributed to the contributed interest being accurate. In-kind contributions also involve risks relating to the valuation of contributed interests, the selection of interests by Contributors, the assumption of unfunded commitments, the eventual sale of Common Shares issued to Contributors, and the tax treatment of the contributions. See “RISKS — In-Kind Contribution Risks,” “RISKS — Illiquidity of the Fund’s Investments,” and “RISKS — Tax Risk.”

Certain Tax Considerations Relating to In-Kind Contributions

The treatment of the transaction determines the Fund’s tax basis in the contributed interest, which is relevant to all Common Shareholders. Where a transfer does not qualify as a tax-free exchange under Section 351 of the Code, which is the treatment the Fund expects, the Fund takes a basis in the contributed interest equal to its fair market value at the time of the contribution, and the unrealized appreciation existing at that time is not preserved in the Fund. Where a transfer does qualify, the Fund takes a carryover basis in the contributed interest, that appreciation is preserved in the Fund, and it would be recognized by the Fund on a subsequent disposition of the interest and, to the extent required to be distributed for the Fund to maintain its qualification as a regulated investment company, would be distributed to all Common Shareholders regardless of when they acquired their Common Shares. See “RISKS — Tax Risk.”

Diversification Testing Dates

The Fund must satisfy the asset diversification requirements applicable to regulated investment companies as of the close of each quarter of its taxable year, and manages the timing and size of its acquisitions, including in-kind contributions, accordingly. See “CERTAIN TAX CONSIDERATIONS.”

THE CONTROL SHARE STATUTE

The Fund is subject to the control share acquisition provisions contained in Subchapter III of the Delaware Statutory Trust Act (the “Control Share Statute”), which apply automatically to listed closed-end management investment companies organized as Delaware statutory trusts, including the Fund. No acquisition of Common Shares has been approved or exempted from the Control Share Statute by a provision of the Declaration of Trust or by action of the Board.

The Control Share Statute provides for voting power thresholds of 10%, 15%, 20%, 25% and 30% of all voting power, and a majority of all voting power, above which Common Shares are considered “control beneficial interests,” referred to here as “control shares.” Once a threshold is reached, an acquirer has no voting rights under the Delaware Statutory Trust Act with respect to the control shares acquired in that acquisition, unless the acquisition is exempted by the Board or voting rights are accorded by the affirmative vote of two-thirds of all the votes entitled to be cast on the matter, excluding all “interested beneficial interests.” Interested beneficial interests are Common Shares as to which voting power is exercised or directed by the acquiring person, by an officer of the Fund, by a Trustee who is an employee of the Fund, or by a Trustee who is an “interested person” of the Fund as defined in the 1940 Act. Common Shares held by the Adviser, and any other Common Shares in respect of which an interested Trustee is entitled to direct the exercise of voting power, are accordingly excluded from that vote. The Control Share Statute provides procedures under which an acquirer may request a meeting of Common Shareholders to consider whether voting rights will be accorded to control shares. A person acquiring control shares must notify the Fund within 10 days of the acquisition, and the Board may require a holder to state whether its Common Shares are control shares.

The effect of the Control Share Statute is that a Common Shareholder who acquires Common Shares above a threshold may hold Common Shares that carry no vote. The Board’s ability to exempt an acquisition means that the operation of the Control Share Statute in any particular case rests on a determination by the Board, which may have interests that differ from those of the acquiring Common Shareholder or of Common Shareholders generally. Provisions of this kind may have the effect of discouraging, delaying or preventing a change of control of the Fund, or a transaction that some Common Shareholders would regard as favorable, including a transaction that might result in a premium to the market price of the Common Shares or in the Fund repurchasing Common Shares or being liquidated.

The foregoing is only a summary of certain aspects of the Control Share Statute. The position of the staff of the SEC on the subject has changed over time, and no assurance can be given that the Control Share Statute will apply to the Fund as described above. See “SUMMARY OF THE DECLARATION OF TRUST” and “RISKS.”

SUMMARY OF THE DECLARATION OF TRUST

An investor in the Fund will be a Common Shareholder of the Fund, and its rights in the Fund will be established and governed by the Declaration of Trust, a form of which is filed as an exhibit to the Registration Statement of which this Prospectus forms a part. A prospective investor and its adviser should review the Declaration of Trust, as each Common Shareholder will agree to be bound by its terms and conditions. The following is a summary of the material terms of the Declaration of Trust and the By-Laws, and is qualified in its entirety by reference to those documents.

Liability of Common Shareholders

Under Delaware law and the Declaration of Trust, no Common Shareholder will be personally liable for the debts, liabilities, obligations and expenses incurred by, contracted for, or otherwise existing with respect to, the Fund, except by reason of that Common Shareholder’s own acts or conduct. Neither the Fund nor the Trustees, nor any officer, employee or agent of the Fund, has any power to bind any Common Shareholder personally, or to call upon any Common Shareholder for the payment of any sum of money or assessment other than as that Common Shareholder may at any time personally agree to pay. Common Shareholders have the same limitation of personal liability as is extended to shareholders of a private corporation for profit incorporated in the State of Delaware, to the extent that limitation is greater than the limitation specifically provided in the Declaration of Trust.

Limitation of Liability; Indemnification

The Declaration of Trust provides that Trustees and former Trustees, and officers and former officers of the Fund, will not be liable to the Fund or to any Common Shareholder for any loss or damage occasioned by any act or omission in the performance of their services as such, in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their office, or as otherwise required by applicable law. The Declaration of Trust also provides for the indemnification, to the extent permitted by law, of Trustees and former Trustees, officers and former officers of the Fund, and certain other persons acting on its behalf, by the Fund but not by Common Shareholders individually, other than any person acting as investment adviser, sub-adviser or principal underwriter to the Fund, whose indemnification is governed by that person’s agreement with the Fund, against any liability and expense to which any of them may be subject arising in connection with the performance of their activities on behalf of the Fund. The rights of indemnification and exculpation provided under the Declaration of Trust will not be construed so as to limit liability or provide for indemnification for any liability, including liability under applicable federal or state securities laws which under certain circumstances impose liability even on persons who act in good faith, to the extent, but only to the extent, that such indemnification or limitation of liability would be in violation of applicable law.

Classified Board of Trustees

The Board is divided into three classes of Trustees serving staggered three-year terms. The initial terms of the first, second and third classes will expire at the first, second and third annual meetings of Common Shareholders respectively, and in each case until their successors are duly elected and qualify. Upon expiration of their terms, Trustees of each class will be elected to serve for three-year terms and until their successors are duly elected and qualify, and at each annual meeting one class of Trustees will be elected by Common Shareholders. Because the Board initially consists of four Trustees, the three classes initially consist of two, one and one Trustee respectively. A classified Board promotes continuity and stability of management but makes it more difficult for Common Shareholders to change a majority of the Trustees, because it generally takes at least two annual elections of Trustees for that to occur.

Number of Trustees; Removal; Vacancies

[The number of Trustees is fixed from time to time by the Board and may not be fewer than three or more than eleven. The Board initially consists of four Trustees, of whom three are Independent Trustees and one is an interested person of the Fund by reason of his position with the Adviser. A Trustee may be removed by Common Shareholders only for cause and only by the affirmative vote of the holders of at least 75% of the Common Shares then entitled to vote in the election of Trustees. Whether cause exists, and whether to call a meeting at which the removal of a Trustee may be considered, are determined by the Board, and no Common Shareholder may require the Fund to call such a meeting. The Board may also remove a Trustee who has pleaded guilty to, or been convicted of, a felony, or who, having been elected or appointed as an Independent Trustee, ceases to qualify as one. Subject to the requirement of Section 16(a) of the 1940 Act that immediately after filling any vacancy at least two-thirds of the Trustees then holding office shall have been elected by Common Shareholders, any vacancy on the Board, including a vacancy created by an increase in the number of Trustees, may be filled only by the remaining Trustees, and a Trustee elected to fill a vacancy serves for the remainder of the full term of the class in which the vacancy occurred.]

Common Shareholder Meetings and Action

[Annual meetings of Common Shareholders will be held as required by the rules of the NYSE. Special meetings of Common Shareholders may be called only by the Board, the chair of the Board or the president of the Fund, and may not be called by Common Shareholders. Any action required or permitted to be taken by Common Shareholders must be taken at a duly called annual or special meeting and may not be taken by written consent. The presence, in person or by proxy, of Common Shareholders entitled to cast one-third of the votes entitled to be cast constitutes a quorum. The By-Laws require advance notice of any nomination of a Trustee or of any other business a Common Shareholder proposes to bring before a meeting, and require the proposing Common Shareholder to disclose its ownership of Common Shares, including any economic interest held through derivative or similar instruments, and any arrangement with other persons in respect of the Common Shares.]

Certain Transactions Requiring a Supermajority Vote

The affirmative vote of the holders of at least 75% of the Common Shares then entitled to vote is required to approve any of the following: the conversion of the Fund from a closed-end management investment company to an open-end management investment company; the liquidation or dissolution of the Fund; a merger, consolidation or share exchange involving the Fund; the sale of all or substantially all of the Fund’s assets; and any amendment to the provisions of the Declaration of Trust governing the classification of the Board, the removal of Trustees, the filling of vacancies on the Board, the calling of meetings of Common Shareholders and the taking of Common Shareholder action by written consent, and this subsection. If the transaction or amendment has been approved by at least 75% of the Trustees then in office, including a majority of the Independent Trustees, the affirmative vote of the holders of a majority of the Common Shares then entitled to vote is required instead.

[These provisions may have the effect of discouraging, delaying or preventing a change in control of the Fund, or a transaction that some Common Shareholders would regard as favorable, including a transaction that might result in a premium to the market price of the Common Shares, in Common Shares being repurchased, or in the Fund converting to an open-end fund or being liquidated. Because the Common Shares may trade at a discount to NAV, the transactions to which these provisions apply are among those a Common Shareholder might otherwise seek. See “RISKS.”]

Derivative Actions

The Declaration of Trust sets out requirements for a Common Shareholder to maintain a derivative action on behalf of the Fund. No Common Shareholder may maintain a derivative action on behalf of the Fund unless holders of at least 10% of the outstanding Common Shares, or 10% of the outstanding shares of the class to which the action relates, join in bringing the action. In addition, a Common Shareholder may bring a derivative action only if the Common Shareholder has made a pre-suit demand upon the Trustees to bring the action, unless an effort to cause the Trustees to bring the action is not likely to succeed; the Trustees have been afforded a reasonable time to consider the request and investigate the basis of the claim; and, where the Trustees retain counsel or other advisers in considering the merits of the request, the requesting Common Shareholders have given any undertaking the Trustees require to reimburse the Fund for the expense of those advisers should the Trustees determine not to bring the action. A Common Shareholder may not bring a direct action against the Fund or the Trustees except to enforce its right to vote, its rights to distributions or its right to Fund records under the Delaware Statutory Trust Act, and Common Shareholders bringing such an action must hold in the aggregate at least 10% of the outstanding Common Shares. These provisions do not apply to claims arising under the federal securities laws, including the 1940 Act.

Exclusive Delaware Jurisdiction

The Declaration of Trust requires that all claims relating to the Fund, the Declaration of Trust or the By-Laws, including claims relating to the Trustees’ fiduciary duties, be brought in the Court of Chancery of the State of Delaware or, if that court does not have subject matter jurisdiction, in any other court in the State of Delaware with subject matter jurisdiction. Common Shareholders also waive the right to trial by jury to the fullest extent permitted by law. These provisions may require Common Shareholders to bring suit in an inconvenient and less favorable forum. Where a claim is commenced in a court outside the State of Delaware without the Fund’s written consent, the reasonable and documented out-of-pocket fees, costs and expenses, including reasonable attorneys’ fees, that the Fund or any Trustee or officer named as a party incurs in successfully enforcing the requirement that the claim be brought in Delaware must be reimbursed by the party that does not prevail. These requirements do not apply to claims arising under the federal securities laws.

Amendment to the Declaration of Trust

The Declaration of Trust may generally be amended, in whole or in part, with the approval of a majority of the Board, including a majority of the Independent Trustees where required by the 1940 Act, and without the approval of Common Shareholders, unless the approval of Common Shareholders is required under the 1940 Act. [The provisions described under “SUMMARY OF THE DECLARATION OF TRUST — Certain Transactions Requiring a Supermajority Vote” may be amended only as described in that subsection.]

REPURCHASE OF SHARES

The shares of closed-end funds often trade at a discount to NAV, and the Common Shares may also trade at a discount to their NAV, although it is possible that they may trade at a premium above NAV. The market price of the Common Shares will be determined by such factors as relative demand for and supply of Common Shares in the market, the Fund’s NAV, general market and economic conditions and other factors beyond the control of the Fund. Because the Fund invests in Underlying Funds, for which there is limited public information, and because the Fund determines its NAV monthly, the market may find the Fund difficult to value and therefore the Common Shares may trade at a discount more often than they might if information were more readily available. See “CALCULATION OF NET ASSET VALUE; VALUATION.”

Although Common Shareholders will not have the right to redeem their Common Shares, the Fund may (but is not obligated to) take action to repurchase Common Shares in the open market or make tender offers for its Common Shares. Repurchase of the Common Shares may have the effect of reducing any market discount to NAV.

Section 23(c)(1) of the 1940 Act permits the Fund to purchase Common Shares on a securities exchange or other open market only if, within the preceding six months, it has informed Common Shareholders of its intention to do so by letter or report addressed to them. The Fund would give a notice of that kind before commencing any program of open market purchases. Rule 23c-1 under the 1940 Act does not apply to purchases made under Section 23(c)(1) or Section 23(c)(2); it imposes separate conditions on purchases made otherwise than on a securities exchange or other open market or pursuant to a tender offer.

In connection with any tender offer, the Fund will disclose in the offer materials the basis on which the purchase price is determined and the date as of which the Fund’s NAV was most recently calculated.

There is no assurance that, if action is undertaken to repurchase or tender for Common Shares, such action will result in the Common Shares trading at a price that approximates their NAV. Although share repurchases and tenders could have a favorable effect on the market price of the Common Shares, you should be aware that the acquisition of Common Shares by the Fund will decrease the total assets of the Fund and, therefore, have the effect of increasing the Fund’s expense ratio and may adversely affect the ability of the Fund to pursue its investment objective. To the extent the Fund may need to liquidate investments to fund repurchases of Common Shares, this may result in portfolio turnover, which will result in additional expenses being borne by the Fund and its Common Shareholders. The Fund’s investments in Underlying Funds are illiquid, and interests in Underlying Funds may not be able to be sold on acceptable terms or within a time frame that would permit the Fund to fund a repurchase or tender offer.

The Board currently considers the following factors to be relevant to a potential decision to repurchase Common Shares: the extent and duration of the discount, the liquidity of the Fund’s portfolio, and the impact of any action on the Fund and market considerations. Such a decision is a matter on which the Board would exercise its fiduciary judgment, and the Board will consider other factors that may be relevant at the time it considers the matter. Any repurchases of Common Shares or tender offers will be made in accordance with the requirements of the Exchange Act and the 1940 Act.

The Board may in the future adopt a policy establishing more specific circumstances in which the Fund would consider repurchasing Common Shares or conducting a tender offer, and may amend, suspend or discontinue any such policy at its discretion and without notice to Common Shareholders. The Fund has not adopted any such policy, and nothing in this Prospectus obligates the Fund or the Board to repurchase any Common Shares or to conduct any tender offer.

CALCULATION OF NET ASSET VALUE; VALUATION

The Fund determines its NAV per Common Share on a monthly basis, as of the last business day of each calendar month, and, in addition, as of such other dates as the Board or the Adviser determines in order to permit a transaction that is required to be priced by reference to a recent determination of NAV, including an issuance of Common Shares in an in-kind contribution. Monthly Determination Dates are the basis on which the Fund reports its NAV and on which the Investment Management Fee is calculated. The Fund determines NAV by calculating the value of its portfolio investments, cash, and other assets (including interest and income accrued but not yet received), and subtracting all of its liabilities (including accrued expenses and other payables). The resulting amount is then divided by the total number of outstanding Common Shares of the Fund as of the Determination Date.

The Fund’s investments consist principally of interests in Underlying Funds, and the Underlying Fund Managers report valuations of those interests quarterly and with a substantial reporting lag.

The Board may review the frequency with which the Fund determines its NAV from time to time, and may determine to calculate NAV more or less frequently where it considers that to be in the interests of Common Shareholders, subject to applicable law. The Fund would disclose a change in the frequency with which it determines its NAV in its next report to Common Shareholders or by other means it considers appropriate.

The Fund expects to publish its NAV per Common Share on the Fund’s website at madarafunds.com within ten business days following each Determination Date. The Fund is not obligated to do so and may change or discontinue that practice. NAV per Common Share is also reported in the Fund’s annual and semi-annual reports filed with the SEC. See “REPORTS TO SHAREHOLDERS.”

The Board has approved the Valuation Policy and has designated the Adviser as the Valuation Designee to perform fair value determinations in respect of the Fund’s investments, subject to the oversight of the Board. The valuation of the Fund’s investments is performed in accordance with Financial Accounting Standards Board’s Accounting Standards Codification 820 — Fair Value Measurements and Disclosures. The Adviser is compensated on the basis of the Fund’s Managed Assets and therefore has a conflict of interest in determining the value of the Fund’s investments. See “CONFLICTS OF INTEREST.”

The Valuation Policy provides that the Fund will value its Fund investments at fair value.

Securities traded on one or more of the U.S. national securities exchanges, the NYSE or any foreign stock exchange will be valued based on their respective market price.

Debt instruments for which market quotations are readily available are typically valued based on such market quotations. In validating market quotations, the Valuation Designee considers different factors such as the source and the nature of the quotation in order to determine whether the quotation represents fair value.

For debt and equity securities which are not publicly traded or for which market prices are not readily available (unquoted investments) the fair value is determined in good faith. In determining the fair values of these investments, the Valuation Designee will apply generally accepted valuation approaches and methods for fair value measurement. In order to determine a fair value, these methods are applied to the latest information provided by the underlying portfolio companies, investment sponsors or other business counterparties.

Due to the inherent uncertainty in determining the fair value of investments for which market values are not readily available, the fair values of these investments may fluctuate from period to period. In addition, such fair value may differ materially from the values that may have been used had a ready market existed for such investments and may significantly differ from the value ultimately realized by the Fund.

Assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars using foreign exchange rates provided by a recognized pricing service.

Primary and Secondary Investments in Underlying Funds are generally valued based on the latest NAV reported by the Underlying Fund Manager. Typically, the Fund expects to receive unaudited values from Underlying Funds on a quarterly basis and audited values on an annual basis. In general, it is anticipated that such valuation information from these Underlying Funds will generally be available 60 days or more after each quarter-end and/or 120 or more days after each year-end. Therefore, the most recently provided valuation information from these Underlying Funds for purposes of calculating the Fund’s NAV will typically be adjusted by the Valuation Designee pursuant to the Valuation Policy to estimate the fair value of the interests in such Underlying Funds, as described below. Between the periodic valuation periods of the Underlying Funds, the NAVs of such Underlying Funds are adjusted based on the total return that each Underlying Fund is estimated by the Valuation Designee to generate during the period. The Valuation Designee monitors these estimates and updates them as necessary if macro or individual fund changes warrant any adjustments. Following procedures adopted by the Board, the Valuation Designee will consider whether it is appropriate, in light of all relevant circumstances, to value such interests at the Underlying Fund’s NAV as reported by the Underlying Fund Manager at the time of the Fund’s valuation, or whether to adjust such value to reflect a premium or discount to the Underlying Fund’s NAV. In accordance with U.S. generally accepted accounting principles and industry practice, the Fund may not always apply a discount in cases where there is no contemporaneous redemption activity in a particular Underlying Fund. In other cases, as when an Underlying Fund imposes extraordinary restrictions on redemptions, when other extraordinary circumstances exist, or when there have been no recent transactions in Underlying Fund interests, the Fund may determine that it is appropriate to apply a discount to the Underlying Fund’s NAV. Any such decision will be made in good faith by the Valuation Designee. Information that may be considered includes: (i) information provided to the Fund or to the Valuation Designee by an Underlying Fund, or the failure to provide such information as agreed to in such Underlying Fund’s offering materials or other agreements with the Fund; (ii) relevant news and other public sources; (iii) known secondary market transactions in the Underlying Fund’s interests (to the extent deemed a credible indication of value); (iv) changes in relevant asset values; and (v) significant market events that may not otherwise be captured by changes in valuation of relevant assets.

Where the Fund holds an interest in an Underlying Fund through an Intermediate Vehicle, the Valuation Designee values the Fund’s interest in the Intermediate Vehicle by reference to the interest in the Underlying Fund that the Intermediate Vehicle holds, determined as described above, adjusted for any other assets and liabilities of the Intermediate Vehicle and for any interest in the Intermediate Vehicle held by a person other than the Fund. See “INVESTMENT OBJECTIVE AND STRATEGIES — Intermediate Vehicles” for a description of when the Fund uses an Intermediate Vehicle.

Where the investment being valued was made recently or where there was a recent investment in the Underlying Fund by another limited partner, the price of that investment (i.e., cost) may provide an indication of fair value, if resulting from an orderly transaction (i.e., a sale conducted with customary marketing and adequate exposure to the market, and not a forced liquidation or distressed sale). Cost will be used only when cost is determined to best approximate the fair value of the particular security under consideration. For example, cost may not be appropriate when the Fund is aware of sales of similar securities to third parties at materially different prices or in other circumstances where cost may not approximate fair value (which could include situations where there are no sales to third parties). In such a situation, the Fund’s investment will be revalued in a manner that the Valuation Designee, in accordance with the Valuation Policy, determines in good faith best reflects approximate market value.

The valuations reported by the Underlying Fund Managers, upon which the Fund calculates its NAV, may be subject to later adjustment or revision, based on information reasonably available at that time. For example, any “estimated” values from Underlying Funds may be revised and fiscal year-end NAV calculations of the Underlying Funds may be audited by their independent auditors and may be revised as a result of such audits. Other adjustments may occur from time to time. Information that becomes known to the Fund or its agents after the Fund’s NAV has been calculated as of a particular Determination Date will not be used to retroactively adjust the price of a security or the Fund’s NAV determined earlier. Prospective investors should be aware that situations involving uncertainties as to the value of investments could have an adverse effect on the Fund’s NAV if the judgments of the Valuation Designee regarding appropriate valuations should prove incorrect.

If the NAV of an investment in an Underlying Fund is not available at the time the Fund is calculating its NAV, the Fund will review any cash flows since the reference date of the last NAV for that Underlying Fund received by the Fund from the Underlying Fund Manager until the Determination Date, which are recognized by (i) adding the nominal amount of the investment related capital calls and (ii) deducting the nominal amount of investment related distributions from the NAV as reported by the Underlying Fund Manager.

In addition to tracking the NAV plus related cash flows of such Underlying Funds, the Valuation Designee also intends to track relevant broad-based and issuer (or fund) specific valuation information relating to the assets held by each Underlying Fund which is reasonably available at the time the Fund values its investments. The Valuation Designee will consider such information and may conclude in certain circumstances, where there are discrepancies between the Underlying Fund’s valuation of its assets and the Adviser’s tracking of specific valuation information relating to the Underlying Funds’ assets, that the information provided by the Underlying Fund Manager does not represent the fair value of a particular asset held by an Underlying Fund. If the Valuation Designee concludes in good faith that the latest NAV reported by an Underlying Fund Manager does not represent fair value (e.g., there is more current information regarding a portfolio asset which significantly changes its fair value) the Valuation Designee will make a corresponding adjustment to reflect the current fair value of such asset within such Underlying Fund. In determining the fair value of assets held by Underlying Funds, the Valuation Designee applies valuation methodologies as outlined above.

In determining the fair value of an investment for which there are no readily available market quotations, the Valuation Designee may consider pre-acquisition and periodic financial reporting summaries from an Underlying Fund, comparable company valuations, including fundamental analytical data relating to the investment, the nature and duration of any restriction on the disposition of the investment, the cost of the investment at the date of purchase, the liquidity of the market for the investment, the price of such investment in a meaningful private or public investment or merger or acquisition of the issuer subsequent to the Fund’s investment therein, or the price of the investment to be valued in recent verifiable transactions. Fair value prices are estimates, and there is no assurance that such a price will be at or close to the price at which the investment is next quoted or next trades. The Valuation Designee may also engage a qualified and independent third-party valuation firm to assist in its determination of an investment’s fair value.

Underlying Fund Managers may adopt differing valuation bases and provide differing levels of information about their funds, and there is generally no liquid market for the Fund’s investments. Consequently, there are inherent difficulties in determining the fair value that cannot be eliminated. None of the Valuation Designee, the Board or the Adviser will be able to confirm independently the accuracy of valuations provided by the Underlying Fund Managers.

The Adviser and its affiliates may act as investment advisers to other clients that invest in securities for which no public market price exists. Valuation determinations by the Adviser or its affiliates for other clients may result in different values than those ascribed to the same security owned by the Fund. Consequently, the fees charged to the Fund may be different than those charged to other clients, since the method of calculating the fees takes the value of all assets, including assets carried at different valuations, into consideration.

Expenses of the Fund, including the Investment Management Fee, are accrued monthly and are taken into account as of each Determination Date for the purpose of determining the Fund’s NAV.

Prospective investors should be aware that situations involving uncertainties as to the value of portfolio positions could have an adverse effect on the Fund’s NAV and the Fund if the judgments of the Valuation Designee regarding appropriate valuations should prove incorrect.

Prior to investing in any Underlying Fund, the Adviser generally conducts a systematic due diligence review of the valuation methodologies utilized by the Underlying Fund, which generally shall be based upon readily observable market values when available, and otherwise utilize principles of fair value that are reasonably consistent with those used by the Fund for valuing its own investments. Subsequent to investment in an Underlying Fund, the Adviser monitors the valuation methodologies used by each Underlying Fund for appropriateness and performs back-testing analysis on a periodic basis where the information available to it permits in light of the Fund’s obligation to fair value its assets under the 1940 Act and pursuant to U.S. generally accepted accounting practices (as applicable) for investment companies and will assess the overall reasonableness of the information provided by such Underlying Fund. See “RISKS.”

CERTAIN TAX CONSIDERATIONS

The following is a summary of certain material U.S. federal income tax consequences applicable to the Fund and to an investment in Common Shares by a Common Shareholder. This summary does not discuss all of the tax consequences that may be relevant to a particular investor, including an investor who holds Common Shares as part of a hedging, straddle, conversion, constructive sale or other integrated transaction, or to certain investors (for example, investors subject to the alternative minimum tax, tax-exempt organizations, dealers in securities, pension plans and trusts, financial institutions, certain foreign investors and insurance companies) subject to special treatment under U.S. federal income tax laws. In addition, this summary does not specifically address the special tax consequences that may be applicable to persons who hold interests in partnerships, grantor trusts and other pass-through entities that hold Common Shares. This summary assumes that investors hold Common Shares as capital assets (generally, property held for investment).

THIS SUMMARY IS NECESSARILY GENERAL, AND EACH PROSPECTIVE INVESTOR IS URGED TO CONSULT ITS TAX ADVISER WITH RESPECT TO THE U.S. FEDERAL, STATE AND LOCAL, AND FOREIGN INCOME AND OTHER TAX CONSEQUENCES OF THE PURCHASE, OWNERSHIP AND DISPOSAL OF COMMON SHARES, INCLUDING APPLICABLE TAX REPORTING REQUIREMENTS.

This summary is based on the Code as in effect on the date of this Prospectus, the Treasury Regulations, rulings of the IRS, and court decisions in existence on the date hereof, all of which are subject to change, possibly with retroactive effect. The Fund has not sought a ruling from the IRS or any other federal, state or local agency with respect to any of the tax issues affecting the Fund. This summary does not discuss any aspects of the U.S. federal estate or gift tax or any state or local or non-U.S. tax. It does not discuss the special treatment under U.S. federal income tax laws that could result if the Fund invested in tax-exempt securities or certain other investment assets.

If a partnership (including an entity treated as a partnership for U.S. federal income tax purposes) holds Common Shares, the tax treatment of a partner in the partnership with respect to the Common Shares generally will depend upon the status of the partner and the activities of the partnership. Partners in partnerships considering an acquisition of Common Shares should consult their tax advisers with respect to the partnership’s purchase, ownership and disposition of Common Shares.

Qualification and Taxation of the Fund as a Regulated Investment Company

The Fund intends to elect to be treated as, and intends to qualify each taxable year for treatment as, a RIC under Subchapter M of Subtitle A, Chapter 1, of the Code. To qualify, the Fund must, among other things, be registered as a management investment company under the 1940 Act; derive at least 90% of its gross income for each taxable year from dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, other income derived with respect to its business of investing in stock, securities or currencies, and net income derived from an interest in a qualified publicly traded partnership; satisfy the asset diversification requirements of the Code as of the close of each quarter of its taxable year; and distribute the amounts described under “DIVIDENDS AND DISTRIBUTIONS — Distribution Requirements.”

The asset diversification requirements, the Fund’s testing dates, and the statutory provisions under which a failure to satisfy those requirements may be cured, are described under “CERTAIN TAX CONSIDERATIONS.”

An Underlying Fund that is classified as a partnership for U.S. federal income tax purposes allocates its income to the Fund whether or not that income is distributed to the Fund in cash, and some of that income may not be qualifying income for purposes of the source-of-income requirement. The Fund may not have timely or complete information about the amount and character of that income. In order to satisfy the source-of-income requirement, the Fund may structure an investment in a manner that increases the taxes imposed on it or in respect of it. See “RISKS — Tax Risk.”

A regulated investment company that does not distribute specified proportions of its income with respect to each calendar year is subject to a nondeductible U.S. federal excise tax on the undistributed amounts, as described under “DIVIDENDS AND DISTRIBUTIONS.” The Fund intends to distribute its income so as to avoid that excise tax, although there can be no assurance that it will do so in any year. See “DIVIDENDS AND DISTRIBUTIONS — Distribution Requirements” and “U.S. FEDERAL INCOME TAX MATTERS” in the SAI.

If the Fund were to fail to qualify for treatment as a RIC, it would be subject to U.S. federal income tax on all of its net taxable income at regular corporate U.S. federal income tax rates, and would also be subject to any applicable state and local taxes, regardless of whether the Fund made any distributions to Common Shareholders. The Fund would not be able to deduct distributions to its Common Shareholders, nor would the Fund be required to make distributions to its Common Shareholders for U.S. federal income tax purposes. Any distributions the Fund made generally would be taxable to its U.S. Shareholders as ordinary dividend income and, provided certain holding period and other requirements are met by both the U.S. Shareholder and the Fund, would be eligible for the 20% maximum U.S. federal income tax rate applicable to individuals and other non-corporate U.S. Shareholders for qualified dividend income, to the extent of the Fund’s current or accumulated earnings and profits.

Investments in Passive Foreign Investment Companies

The Fund does not limit its investments by geography and may acquire equity interests, generally including not only stock but also an option to acquire stock such as is inherent in a convertible bond, in non-U.S. corporations. A non-U.S. corporation that receives at least 75% of its annual gross income from passive sources, such as interest, dividends, certain rents and royalties, or capital gains, or that holds at least 50% of its assets in investments producing such passive income, is a “passive foreign investment company.”

Where the Fund holds an equity interest in a passive foreign investment company, the Fund could be subject to U.S. federal income tax and additional interest charges on “excess distributions” received from that company, or on gain from the sale of the equity interest, even if all income or gain actually received by the Fund is timely distributed to its Common Shareholders. The Fund would not be able to pass through to its Common Shareholders any credit or deduction for that tax, and any gain on the sale of such an investment will generally be treated as ordinary income. Elections may be available that would ameliorate some or all of these adverse U.S. federal income tax consequences, but any such election could require the Fund to recognize taxable income or gain, which would be subject to the distribution requirements described above, without the concurrent receipt of cash. The Fund may limit or manage its holdings in passive foreign investment companies to limit its tax liability or to maximize its return from those investments.

Whether these rules apply to a particular investment depends on the U.S. federal income tax classification of the relevant entity, which the Fund may not control and may not be able to determine with certainty. They may apply to an interest in an Underlying Fund that is classified as a corporation for U.S. federal income tax purposes, and to a security of a non-U.S. issuer that the Fund receives in a distribution in kind from an Underlying Fund. Where an Underlying Fund is classified as a partnership for U.S. federal income tax purposes, the Fund is treated as owning its proportionate share of the stock that Underlying Fund holds, and these rules may apply to a non-U.S. portfolio company held by that Underlying Fund even though the Underlying Fund is not itself a passive foreign investment company. The Fund does not select the companies an Underlying Fund holds, may not know their classification when it acquires its interest, and cannot compel a company in which it holds no direct interest to provide the information a qualified electing fund election requires. See “RISKS — Non-U.S. Investments Risk,” “INVESTMENT OBJECTIVE AND STRATEGIES — Direct Interests in Companies” and “U.S. FEDERAL INCOME TAX MATTERS” in the SAI.

In-Kind Contributions of Underlying Fund Interests

The treatment of the transaction determines the Fund’s tax basis in the contributed interest, which is relevant to all Common Shareholders. The Fund expects the contributions described in this Prospectus not to qualify as tax-free exchanges under Section 351 of the Code, and expects accordingly to take a basis in each contributed interest equal to its fair market value at the time of the contribution. Where a transfer does qualify, the Fund takes a carryover basis in the contributed interest and the unrealized appreciation existing at the time of the contribution is preserved in the Fund, to be recognized by the Fund on a subsequent disposition of the interest and, to the extent required for the Fund to maintain its qualification as a regulated investment company, distributed to all Common Shareholders regardless of when they acquired their Common Shares. That treatment is described under “IN-KIND CONTRIBUTIONS OF UNDERLYING FUND INTERESTS — Certain Tax Considerations Relating to In-Kind Contributions” and is not repeated here. See also “RISKS — Tax Risk.”

Taxation of U.S. Shareholders

A “U.S. Shareholder” for purposes of this discussion is a beneficial owner of Common Shares that is for U.S. federal income tax purposes:

•  a citizen or individual resident of the United States;

•  a corporation (or other entity treated as a corporation for U.S. federal income tax purposes) created or organized in or under the laws of the United States, any state or the District of Columbia;

•  a trust, if a court in the United States has primary supervision over its administration and one or more U.S. persons have the authority to control all decisions of the trust, or the trust has a valid election in effect under applicable Treasury Regulations to be treated as a U.S. person; or

•  an estate, the income of which is subject to U.S. federal income taxation regardless of its source.

Distributions by the Fund generally are taxable to U.S. Shareholders as ordinary income or capital gains. Distributions of the Fund’s “investment company taxable income” (which is, generally, the Fund’s net ordinary income plus realized net short-term capital gains in excess of realized net long-term capital losses) will be taxable as ordinary income to U.S. Shareholders to the extent of the Fund’s current or accumulated earnings and profits, whether paid in cash or reinvested in additional Common Shares. To the extent such distributions paid by the Fund to non-corporate U.S. Shareholders (including individuals) are attributable to dividends from U.S. corporations and certain qualified foreign corporations, such “qualifying dividends” may be eligible for a reduced rate of U.S. federal income tax. Distributions of the Fund’s net capital gains (which is generally the Fund’s realized net long-term capital gains in excess of realized net short-term capital losses) properly designated by the Fund as “capital gain dividends” will be taxable to a U.S. Shareholder as long-term capital gains that are currently taxable at a maximum U.S. federal income tax rate of 20% in the case of individuals, trusts or estates, regardless of the U.S. Shareholder’s holding period for its Common Shares and regardless of whether paid in cash or reinvested in additional Common Shares. Distributions in excess of the Fund’s earnings and profits first will reduce a U.S. Shareholder’s adjusted tax basis in such U.S. Shareholder’s Common Shares and, after the adjusted basis is reduced to zero, will constitute capital gains to such U.S. Shareholder.

In the event that the Fund retains any net capital gains, the Fund may designate the retained amounts as undistributed capital gains in a notice to the Fund’s Common Shareholders. If a designation is made, Common Shareholders would include in income, as long-term capital gains, their proportionate share of the undistributed amounts, but would be allowed a credit or refund, as the case may be, for their proportionate share of the corporate U.S. federal income tax paid by the Fund. In addition, the tax basis of Common Shares owned by a U.S. Shareholder would be increased by an amount equal to the difference between (i) the amount included in the U.S. Shareholder’s income as long-term capital gains and (ii) the U.S. Shareholder’s proportionate share of the corporate U.S. federal income tax paid by the Fund. A Common Shareholder that is not subject to U.S. federal income tax or otherwise required to file a U.S. federal income tax return would be required to file a U.S. federal income tax return on the appropriate form to claim a refund with respect to the allocable share of the taxes that the Fund has paid.

Common Shareholders will generally be treated as receiving distributions in the taxable year in which the distributions are made, with one exception. Any distribution declared by the Fund in October, November or December of any calendar year, payable to Common Shareholders of record on a specified date in such a month and actually paid during January of the following year, will be treated as if it had been paid by the Fund and received by the Fund’s U.S. Shareholders on December 31 of the year in which the distribution was declared.

At the time of an investor’s purchase of Common Shares, a portion of the purchase price may be attributable to realized or unrealized appreciation in the Fund’s portfolio or undistributed taxable income of the Fund. Consequently, subsequent distributions by the Fund with respect to those Common Shares from such appreciation or income may be taxable to such investor even if the distributions economically represent a return of a portion of the investment. This adverse result is known as “buying into a dividend.” Investors should consider the tax implications of purchasing Common Shares just prior to a distribution.

A U.S. Shareholder participating in the Plan will be taxed on the amount of such distribution in the same manner as if such U.S. Shareholder had received such distribution in cash, unless the Common Shares are trading at or above net asset value, in which case the U.S. Shareholder will be treated as receiving a distribution equal to the fair market value of the Common Shares the U.S. Shareholder receives. Any Common Shares received in a purchase under the Plan will have a holding period for tax purposes commencing on the day following the day on which Common Shares are credited to a U.S. Shareholder’s account.

Where the Fund declares a distribution payable, at the election of each Common Shareholder, in cash or in Common Shares, a U.S. Shareholder that receives Common Shares will be treated as having received a distribution in an amount equal to the amount of cash that could have been received instead. That amount is taxable to the U.S. Shareholder in the manner described above, and the U.S. Shareholder’s tax basis in the Common Shares received will equal that amount. The holding period for those Common Shares begins on the day following the date on which they are credited to the U.S. Shareholder’s account. See “DIVIDENDS AND DISTRIBUTIONS.”

A distribution is treated as qualified dividend income only where holding period and other requirements are satisfied at both the Fund level and the Common Shareholder level, and certain dividends — including dividends on stock the recipient is obliged to make related payments on, dividends the recipient elects to treat as investment income, and dividends from certain foreign corporations — are excluded. Those requirements are described under “U.S. FEDERAL INCOME TAX MATTERS” in the SAI. Qualified dividend income does not include interest from fixed income securities and generally does not include income from REITs. The Fund can provide no assurance regarding the portion of its dividends that will qualify.

Certain distributions by the Fund may qualify for the dividends received deduction available to corporate Common Shareholders under Section 243 of the Code, subject to certain holding period and other requirements, but generally only to the extent the Fund earned dividend income from stock investments in U.S. domestic corporations (but not including real estate investment trusts). Additionally, if the Fund receives dividends from another investment company that qualifies as a regulated investment company, and the other investment company designates such dividends as eligible for the dividends received deduction, then the Fund is permitted in turn to designate a portion of its distributions as eligible for the dividends received deduction, provided the Fund meets holding period and other requirements with respect to shares of the other investment company. As long as the Fund qualifies as a RIC under the Code, it is not expected that any significant part of its distributions to Common Shareholders from its investments will qualify for the dividends-received deduction available to corporate Common Shareholders.

Under Treasury regulations, certain distributions reported by a regulated investment company as section 163(j) interest dividends may be treated as interest income by shareholders for purposes of the tax rules applicable to interest expense limitations under Code section 163(j). Such treatment by the shareholder is generally subject to holding period requirements and other potential limitations, although the holding period requirements are generally not applicable to dividends declared by money market funds and certain other funds that declare dividends daily and pay such dividends on a monthly or more frequent basis. The Fund’s Common Shareholders will not be eligible for this exception to the holding period requirements. The amount that the Fund is eligible to report as a Section 163(j) dividend for a tax year is generally limited to the excess of the Fund’s business interest income over the sum of the Fund’s (i) business interest expense and (ii) other deductions properly allocable to the Fund’s business interest income.

A U.S. Shareholder generally will recognize taxable gain or loss if the U.S. Shareholder sells or otherwise disposes of its Common Shares. The amount of gain or loss will be measured by the difference between such U.S. Shareholder’s adjusted tax basis in the Common Shares sold and the amount of the proceeds received in exchange. Any gain arising from such sale or disposition generally will be treated as long-term capital gain or loss if the U.S. Shareholder has held its Common Shares for more than twelve months. Otherwise, the gain will be classified as short-term capital gain or loss. However, any capital loss arising from the sale or disposition of Common Shares held for six months or less will be treated as long-term capital loss to the extent of the amount of capital gain dividends received, or undistributed capital gain deemed received, with respect to such Common Shares. For the purposes of calculating the six-month period, the holding period is suspended for any periods during which the U.S. Shareholder’s risk of loss is diminished as a result of holding one or more other positions in substantially similar or related property or through certain options, short sales or contractual obligations to sell.

In general, individual U.S. Shareholders currently are subject to a maximum U.S. federal income tax rate of 20% on their net capital gain (the excess of realized net long-term capital gains over realized net short-term capital losses), including any long-term capital gain derived from an investment in Common Shares. That rate is lower than the maximum rate on ordinary income currently payable by individuals. Corporate U.S. Shareholders currently are subject to U.S. federal income tax on net capital gain at the same 21% rate that applies to ordinary income. Individual U.S. Shareholders with net capital losses for a year (that is, capital losses in excess of capital gains) generally may deduct up to $3,000 of such losses against their ordinary income each year; any net capital losses of a non-corporate U.S. Shareholder in excess of $3,000 generally may be carried forward and used in subsequent years as provided in the Code. Corporate U.S. Shareholders generally may not deduct any net capital losses for a year but may carry back such losses for three years or carry forward such losses for five years.

In addition, losses on sales or other dispositions of Common Shares may be disallowed under the “wash sale” rules in the event a Common Shareholder acquires substantially identical stock or securities (including those acquired through reinvestment of dividends) within a period of 61 days beginning 30 days before and ending 30 days after a sale or other disposition of Common Shares. In such a case, the disallowed portion of any loss generally would be included in the U.S. federal income tax basis of the Common Shares acquired.

From time to time, the Fund may repurchase its Common Shares. Common Shareholders who tender all Common Shares held, and those considered to be held (through attribution rules contained in the Code), by them will be treated as having sold their Common Shares and generally will realize a capital gain or loss. If a Common Shareholder tenders fewer than all of his, her or its Common Shares (including those considered held through attribution), such Common Shareholder may be treated as having received a taxable dividend upon the tender of its Common Shares. If a tender offer is made, there is a risk that non-tendering Common Shareholders will be treated as having received taxable distributions from the Fund. To the extent that the Fund recognizes net gains on the liquidation of portfolio securities to meet such tenders of Common Shares, the Fund will be required to make additional distributions to its Common Shareholders. If the Board determines that a tender offer will be made by the Fund, the U.S. federal income tax consequences of that offer will be described in materials made available at that time in connection with the specific tender offer. See “REPURCHASE OF SHARES.”

The Code requires the Fund to report U.S. Shareholders’ cost basis, gain or loss, and holding period on IRS Forms 1099 when “covered” securities are sold. For purposes of these reporting requirements, all of the Fund’s Common Shares acquired by non-tax-exempt Common Shareholders, including those acquired through the Plan, will be considered “covered” securities. For Common Shares held of record on the books of the Fund or the Transfer Agent, including Common Shares acquired through the Plan, the Fund has chosen FIFO (“first-in, first-out”) as its default tax lot identification method. For Common Shares held through a broker, cost basis reporting and the default tax lot identification method are the broker’s. A tax lot identification method is the way the Fund will determine which specific Common Shares are deemed to be sold when there are multiple purchases on different dates at differing transaction prices, and the entire position is not sold at one time. The Fund’s default tax lot identification method is the method by which “covered” securities will be reported on your IRS Form 1099 if you do not select a specific tax lot identification method. You may choose a method different from the Fund’s standing method and will be able to do so from the time you become a Common Shareholder up through and until the sale of the “covered” securities. For those securities defined as “covered” under current IRS cost basis tax reporting regulations, the Fund is responsible for maintaining accurate cost basis and tax lot information for tax reporting purposes. The Fund is not responsible for the reliability or accuracy of the information for those securities that are not “covered,” or for the impact of certain transactions that may require you to adjust your basis, such as inter-account wash sale transactions. If you hold your Common Shares through a broker, your broker may use a different default tax lot identification method. Common Shareholders holding Common Shares through a broker should contact their broker with respect to the reporting of cost basis and the elections available for their account. You are encouraged to refer to the appropriate Treasury Regulations or consult your tax adviser with regard to your personal circumstances and any decisions you may make with respect to choosing a tax lot identification method.

The Fund may be required to withhold U.S. federal income tax, or backup withholding, currently at a rate of 24%, from all distributions to any non-corporate U.S. Shareholder (i) who fails to furnish the Fund with a correct taxpayer identification number or a certificate that such U.S. Shareholder is exempt from backup withholding or (ii) with respect to whom the IRS notifies the Fund that such U.S. Shareholder has failed to properly report certain interest and dividend income to the IRS and to respond to notices to that effect. An individual’s taxpayer identification number is his or her social security number. Any amount withheld under backup withholding is allowed as a credit against the U.S. Shareholder’s U.S. federal income tax liability, provided that proper information is provided to the IRS.

A U.S. Shareholder that is an individual or estate, or a trust that does not fall into a special class of trusts that is exempt from such tax, will generally be subject to a 3.8% tax on the lesser of (i) the U.S. Shareholder’s “net investment income” for a taxable year and (ii) the excess of the U.S. Shareholder’s modified adjusted gross income for such taxable year over $200,000 ($250,000 in the case of joint filers). For these purposes, “net investment income” will generally include taxable distributions and deemed distributions paid with respect to the Common Shares, and net gain attributable to the disposition of Common Shares (in each case, unless such Common Shares are held in connection with certain trades or businesses) but will be reduced by any deductions properly allocable to such distributions or net gain.

Certain large losses on Common Shares are reportable to the IRS on Form 8886. See “U.S. FEDERAL INCOME TAX MATTERS” in the SAI.

U.S. Shareholders should consult their tax advisers with respect to the U.S. federal, state, local and non-U.S. tax consequences of the purchase, ownership and disposition of Common Shares, including applicable tax reporting obligations.

Taxation of Tax-Exempt Investors

Under current law, the Fund serves to block — that is, to prevent the attribution to Common Shareholders of — unrelated business taxable income (“UBTI”) that would otherwise be realized by its tax-exempt Common Shareholders (including, among others, individual retirement accounts, 401(k) accounts, Keogh plans, pension plans and certain charitable entities). Notwithstanding the foregoing, a tax-exempt Common Shareholder could realize UBTI by virtue of its investment in Common Shares if such tax-exempt Common Shareholder borrows to acquire its Common Shares.

Taxation of Non-U.S. Shareholders

A “Non-U.S. Shareholder” generally is a beneficial owner of Common Shares that is not a U.S. Shareholder or an entity treated as a partnership for U.S. federal income tax purposes. This includes nonresident alien individuals, foreign trusts or estates and foreign corporations. Whether an investment in Common Shares is appropriate for a Non-U.S. Shareholder will depend upon that person’s particular circumstances. An investment in Common Shares may have adverse tax consequences as compared to a direct investment in the assets in which the Fund will invest. Non-U.S. Shareholders should consult their tax advisers with respect to the U.S. federal income tax and withholding tax, and state, local and foreign tax consequences of an investment in Common Shares, including applicable tax reporting requirements.

Distributions of “investment company taxable income” to Non-U.S. Shareholders (other than U.S.-source interest income and realized net short-term capital gains in excess of realized long-term capital losses, which generally will be free of withholding, as discussed in the following paragraph) will be subject to withholding of U.S. federal tax at a 30% rate (or lower rate provided by an applicable treaty) to the extent of the Fund’s current and accumulated earnings and profits unless the distributions are effectively connected with a U.S. trade or business of a Non-U.S. Shareholder. If the distributions are effectively connected with a U.S. trade or business of a Non-U.S. Shareholder and, if required by an applicable income tax treaty, attributable to a permanent establishment in the United States, the distributions will be subject to U.S. federal income tax at the graduated rates applicable to U.S. Shareholders, and the Fund will not be required to withhold U.S. federal tax if the Non-U.S. Shareholder complies with applicable certification and disclosure requirements. In addition, if the Non-U.S. Shareholder is a non-U.S. corporation, it will be subject to a branch profits tax equal to 30% of its “effectively connected earnings and profits” within the meaning of the Code for the taxable year, as adjusted for certain items, unless it qualifies for a lower rate or an exemption under an applicable tax treaty. Special certification requirements apply to a Non-U.S. Shareholder that is a foreign partnership or a foreign trust, and such entities are urged to consult their tax advisers.

Properly reported dividends received by a Non-U.S. Shareholder are generally exempt from U.S. federal withholding tax when they (i) are paid in respect of the Fund’s “qualified net interest income” (generally, the Fund’s U.S.-source interest income, other than certain contingent interest and interest from obligations of a corporation or partnership in which the Fund is at least a 10% shareholder, reduced by expenses that are allocable to such income), or (ii) are paid in connection with the Fund’s “qualified short-term capital gains” (generally, the excess of the Fund’s net short-term capital gain over its long-term capital loss for such taxable year). In order to qualify for this exemption from withholding, a Non-U.S. Shareholder must comply with applicable certification requirements relating to its non-U.S. status (including, in general, furnishing an IRS Form W-8BEN (for individuals), IRS Form W-8BEN-E (for entities) or an acceptable substitute or successor form). In the case of Common Shares held through an intermediary, the intermediary may withhold even if the Fund designates the payment as qualified net interest income or qualified short-term capital gain. Non-U.S. Shareholders should contact their intermediaries with respect to the application of these rules to their accounts.

Actual or deemed distributions of the Fund’s net capital gains to a Non-U.S. Shareholder, and gains realized by a Non-U.S. Shareholder upon the sale or other taxable disposition of Common Shares, will not be subject to U.S. federal income tax unless the distributions or gains, as the case may be, are effectively connected with a U.S. trade or business of the Non-U.S. Shareholder (and, if an income tax treaty applies, are attributable to a permanent establishment maintained by the Non-U.S. Shareholder in the United States) or, in the case of an individual, the Non-U.S. Shareholder was present in the United States for 183 days or more during the taxable year and certain other conditions are met.

If the Fund distributes its net capital gains in the form of deemed rather than actual distributions, a Non-U.S. Shareholder will be entitled to a U.S. federal income tax credit or tax refund equal to the Non-U.S. Shareholder’s allocable share of the corporate-level tax the Fund pays on the capital gains deemed to have been distributed; however, in order to obtain the refund, the Non-U.S. Shareholder must obtain a U.S. taxpayer identification number and file a U.S. federal income tax return even if the Non-U.S. Shareholder would not otherwise be required to obtain a U.S. taxpayer identification number or file a U.S. federal income tax return.

Any capital gain realized on the sale, repurchase, retirement or other taxable disposition of Common Shares by a Non-U.S. Shareholder will be exempt from U.S. federal income and withholding tax, provided that (i) the gain is not effectively connected with the conduct of a trade or business in the United States by the Non-U.S. Shareholder and (ii) in the case of an individual Non-U.S. Shareholder, the Non-U.S. Shareholder is not present in the United States for 183 days or more in the taxable year and does not otherwise have a “tax home” within the United States.

For corporate Non-U.S. Shareholders, distributions (both cash and in Common Shares), and gains realized upon the sale or other taxable disposition of Common Shares that are effectively connected to a U.S. trade or business, may, under certain circumstances, be subject to an additional “branch profits tax” at a 30% rate (or at a lower rate if provided for by an applicable treaty).

A Non-U.S. Shareholder who is a non-resident alien individual may be subject to information reporting and backup withholding of U.S. federal income tax on dividends unless the Non-U.S. Shareholder provides the Fund or the Administrator with an IRS Form W-8BEN or an acceptable substitute form or otherwise meets documentary evidence requirements for establishing that it is a Non-U.S. Shareholder or otherwise establishes an exemption from backup withholding.

Pursuant to U.S. withholding provisions commonly referred to as the Foreign Account Tax Compliance Act (“FATCA”), payments of most types of income from sources within the United States (as determined under applicable U.S. federal income tax principles), such as interest and dividends, to a foreign financial institution, investment funds and other non-U.S. persons generally will be subject to a 30% U.S. federal withholding tax, unless certain information reporting and other applicable requirements are satisfied. Any Non-U.S. Shareholder that either does not provide the relevant information or is otherwise not compliant with FATCA may be subject to this withholding tax on certain distributions from the Fund. Any taxes required to be withheld under these rules must be withheld even if the relevant income is otherwise exempt (in whole or in part) from withholding of U.S. federal income tax, including under an income tax treaty between the United States and the beneficial owner’s country of tax residence. Each Non-U.S. Shareholder should consult its tax adviser regarding the possible implications of this withholding tax, and the reporting obligations that will apply to such Non-U.S. Shareholder, which may include providing certain information in respect of such Non-U.S. Shareholder’s beneficial owners.

To claim a reduction of or exemption from withholding (including an exclusion from the FATCA tax and backup withholding), a Common Shareholder must provide the Fund or the institution through which the Common Shareholder has purchased its Common Shares with an IRS Form W-8BEN, W-8BEN-E, W-8IMY, W-8ECI or W-8EXP.

THE TAX AND OTHER MATTERS DESCRIBED IN THIS PROSPECTUS DO NOT CONSTITUTE, AND SHOULD NOT BE CONSIDERED AS, LEGAL OR TAX ADVICE TO PROSPECTIVE INVESTORS. EACH INVESTOR SHOULD CONSULT ITS TAX ADVISER AS TO THE U.S. FEDERAL, STATE, LOCAL AND NON-U.S. TAX CONSEQUENCES OF THE ACQUISITION, OWNERSHIP AND DISPOSITION OF COMMON SHARES, INCLUDING APPLICABLE TAX REPORTING OBLIGATIONS.

Regulated Investment Company Qualification

The Fund intends to elect to be treated, and to qualify each taxable year, as a regulated investment company under Subchapter M of the Code. Among other requirements, Section 851(b)(3) of the Code requires that, as of the close of each quarter of the Fund’s taxable year:

— at least 50% of the value of the Fund’s total assets is represented by cash and cash items, U.S. government securities, securities of other regulated investment companies, and other securities, with those other securities limited in respect of any one issuer to an amount not greater than 5% of the value of the Fund’s total assets and not more than 10% of the outstanding voting securities of that issuer; and

— not more than 25% of the value of the Fund’s total assets is invested in (i) the securities, other than U.S. government securities or the securities of other regulated investment companies, of any one issuer, (ii) the securities, other than the securities of other regulated investment companies, of two or more issuers that the Fund controls and that are determined to be engaged in the same, similar or related trades or businesses, or (iii) the securities of one or more qualified publicly traded partnerships.

The Fund’s taxable year ends on March 31. Its testing dates are therefore June 30, September 30, December 31 and March 31 of each year.

Application to the Fund’s Portfolio

An Underlying Fund is generally classified as a partnership for U.S. federal income tax purposes. For purposes of the requirements described above, the Fund treats itself as owning its proportionate share of the assets held by each such Underlying Fund, rather than treating its interest in that Underlying Fund as a security of a single issuer. The Fund applies the same approach to the gross income requirement, which the Code addresses expressly.

The Code does not address the treatment of a partnership interest for purposes of the asset diversification requirements. The Internal Revenue Service has applied a proportionate share approach in private letter rulings, which were addressed to other taxpayers and may not be cited as precedent, and in published guidance addressed to particular kinds of partnership that do not include private investment funds. None of that guidance addresses a partnership whose allocations to its partners are not made in proportion to their capital, as the allocations of an Underlying Fund are not. The Fund’s treatment could be challenged. See “CERTAIN TAX CONSIDERATIONS” and “RISKS — Tax Risk.”

The Fund expects to hold interests in 20 or more Underlying Funds, each of which holds interests in a number of companies. The Fund’s proportionate share of the securities of any one company is accordingly expected to represent a small proportion of the value of the Fund’s total assets, and the Fund does not expect to hold more than 10% of the outstanding voting securities of any one issuer. Where a company is held by more than one Underlying Fund, the Fund’s exposure to that company is the aggregate of its proportionate share through each of them. The Fund does not control the investments an Underlying Fund makes and could not compel the disposal of a holding.

The requirements are applied as of the close of each quarter of the Fund’s taxable year, and their application requires the composition of each Underlying Fund’s portfolio, at fair value, as of that date. Underlying Fund Managers report that information periodically and in arrears, and the Fund does not control the timing or the completeness of that reporting. The Fund may therefore be required to test its compliance using information that is incomplete or dated.

This determination is made for U.S. federal income tax purposes only. It is a different determination from whether an Underlying Fund is an AI and frontier technology investment for purposes of the 80% Policy, which is a characterization of an Underlying Fund’s stated mandate rather than a measurement of the value of the companies it holds, and which is described under “INVESTMENT OBJECTIVE AND STRATEGIES — Determining Whether an Underlying Fund Qualifies.”

The Fund expects to satisfy the requirement described in the first bullet above through a combination of cash and cash items, U.S. government securities, and its proportionate share of the securities held by the Underlying Funds, each of which is expected to represent not more than 5% of the value of the Fund’s total assets.

Timing of Portfolio Construction

The number of Underlying Funds in which the Fund holds interests is expected to be at its lowest immediately following the completion of this offering. The first testing date following the expected commencement of the Fund’s operations is [December 31, 2026].

Cash, cash items and U.S. government securities count toward the requirement described in the first bullet above without limitation, and offering proceeds that have not yet been deployed therefore assist the Fund in satisfying that requirement at an early testing date. The Fund manages the timing and size of its acquisitions, including in-kind contributions, so that the requirements are satisfied as of each testing date. See “RISKS — New Fund Risk.”

Failure to Satisfy the Requirements

The Code provides relief where the diversification requirements are not satisfied. A fund that satisfied the requirements as of the close of a prior quarter does not lose its status as a regulated investment company by reason of a discrepancy arising from fluctuations in the value of its assets, provided the discrepancy did not arise in whole or in part from an acquisition of securities.

Where a discrepancy arises in whole or in part from an acquisition and is eliminated within 30 days after the close of the quarter in which it arose, the Fund is treated as having satisfied the requirements as of the close of that quarter and no tax is imposed. Separately, the Code permits a failure to be cured within six months after the last day of the quarter in which the Fund identifies the failure. A de minimis failure — one arising from assets whose total value does not exceed the lesser of 1% of the value of the Fund’s total assets at the end of the quarter and $10 million — may be cured within that period without penalty and without any filing. A failure that is not de minimis may be cured within that period where it is due to reasonable cause and not willful neglect, subject to the Fund filing a schedule with the Internal Revenue Service describing each asset that caused the failure and paying a tax equal to the greater of $50,000 and the net income generated by those assets multiplied by the highest rate of tax applicable to corporations.

A discrepancy may be eliminated either by acquiring additional investments or by disposing of assets. The Fund’s ability to rely on these provisions is limited by the illiquidity of its portfolio: interests in Underlying Funds cannot generally be sold quickly and may not always be sold on favorable terms, and the Fund’s ability to acquire additional investments depends on the cash available to it. If the Fund failed to qualify as a regulated investment company and were not eligible for relief, it would be subject to U.S. federal income tax on its taxable income at regular corporate rates without any deduction for distributions to Common Shareholders. See “CERTAIN TAX CONSIDERATIONS” and “RISKS — Tax Risk.”

ERISA CONSIDERATIONS

The Employee Retirement Income Security Act of 1974, as amended (“ERISA”) and the Code impose certain requirements on employee benefit plans to which ERISA applies, and on those persons who are fiduciaries with respect to such plans. The Code imposes certain requirements on certain other plans (such as individual retirement accounts and Keogh plans (and their fiduciaries)) that, although not subject to ERISA, are subject to certain similar rules of the Code (such employee benefit plans subject to ERISA and such other plans, collectively, “Plans”). In accordance with ERISA’s general fiduciary standards, before investing in the Fund, a Plan fiduciary should determine whether such an investment is permitted under the governing Plan instruments and is appropriate for the Plan in view of its overall investment policy and the composition and diversification of its portfolio. Moreover, ERISA and the Code require that certain reporting and disclosure be made with respect to Plan assets, that Plan assets generally be held in trust, and that the indicia of ownership of Plan assets be maintained within the jurisdiction of district courts of the United States. Thus, a Plan fiduciary considering an investment in the Fund should consult with its legal counsel concerning all the legal implications of investing in the Fund, especially the issues discussed in the following paragraphs.

Unless statutory or administrative exemptions are available, Section 406 of ERISA and Section 4975 of the Code prohibit a broad range of transactions involving Plan assets and persons who have certain specified relationships to a Plan (“parties in interest” within the meaning of ERISA and “disqualified persons” within the meaning of the Code) and impose additional prohibitions on parties in interest and disqualified persons who are Plan fiduciaries. These prohibitions also apply with respect to any entity whose assets consist of Plan assets by reason of Plans’ investment in the entity. Certain prospective Plan investors may currently maintain relationships with the Adviser and/or entities that are affiliated with the Fund, and, as a result, one or more of such entities may be deemed to be a “party in interest” or “disqualified person” with respect to (including a fiduciary of) any such prospective Plan investor.

Because the Fund is registered as an investment company under the 1940 Act, the assets of the Fund will not be deemed to constitute Plan assets.

Employee benefit plans that are governmental plans (as defined in Section 3(32) of ERISA) are not subject to the requirements of ERISA and the Code discussed above but may be subject to materially similar provisions of other applicable federal or state law or may be subject to other legal restrictions on their ability to invest in the Fund. Accordingly, any such governmental plans and the fiduciaries of such plans should consult with their legal counsel concerning all the legal implications of investing in the Fund.

THE FUND’S SALE OF COMMON SHARES TO PLANS IS IN NO RESPECT A REPRESENTATION OR WARRANTY BY THE FUND, THE ADVISER OR ANY OF THEIR AFFILIATES, OR BY ANY OTHER PERSON ASSOCIATED WITH THE SALE OF THE COMMON SHARES, THAT SUCH INVESTMENT BY PLANS MEETS ALL RELEVANT LEGAL REQUIREMENTS APPLICABLE TO PLANS GENERALLY OR TO ANY PARTICULAR PLAN, OR THAT SUCH INVESTMENT IS OTHERWISE APPROPRIATE FOR PLANS GENERALLY OR FOR ANY PARTICULAR PLAN.

ADDITIONAL INFORMATION

Futures Transactions

The Adviser has filed with the Commodity Futures Trading Commission (the “CFTC”) a notice of eligibility claiming an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act, as amended (the “CEA”), with respect to the Fund, and, therefore, the Fund is not subject to registration or regulation as a commodity pool under the CEA. Pursuant to CFTC regulations, the adviser of an investment company may be required to register as a Commodity Pool Operator (“CPO”) if the investment company is unable to comply with certain trading and marketing limitations.

With respect to investments in swap transactions, commodity futures, commodity options or certain other derivatives used for purposes other than bona fide hedging purposes, an investment company must meet one of the following tests under the applicable regulations in order to claim an exclusion from being considered a “commodity pool” or its adviser from being considered a CPO. First, the aggregate initial margin and premiums required to establish an investment company’s position in such investments may not exceed 5% of the liquidation value of the investment company’s portfolio (after accounting for unrealized profits and unrealized losses on any such investments). Alternatively, the aggregate net notional value of those positions, as determined at the time the most recent position was established, may not exceed 100% of the liquidation value of the investment company’s portfolio (after accounting for unrealized profits and unrealized losses on any such positions). In addition to meeting one of the foregoing trading limitations, the investment company may not market itself as a commodity pool or otherwise as a vehicle for trading in the commodity futures, commodity options or swaps and derivatives markets. In the event that the Adviser were required to register as a CPO, the disclosure and operations of the Fund would need to comply with all applicable CFTC regulations. Compliance with these additional registration and regulatory requirements would increase operational expenses. Other potentially adverse regulatory initiatives could also develop.

If a fund qualifies as a “limited derivatives user,” as defined in Rule 18f-4, it is not subject to the full requirements of Rule 18f-4. With respect to reverse repurchase agreements or other similar financing transactions in particular, Rule 18f-4 permits a fund to enter into such transactions if the fund either (i) complies with the asset coverage requirements of Section 18 of the 1940 Act, and combines the aggregate amount of indebtedness associated with all reverse repurchase agreements or similar financing transactions with the aggregate amount of any other senior securities representing indebtedness when calculating the relevant asset coverage ratio, or (ii) treats all reverse repurchase agreements or similar financing transactions as derivatives transactions for all purposes under Rule 18f-4.

The Board has approved written policies and procedures for investing in derivatives and other transactions in compliance with Rule 18f-4. The Fund intends to be a limited derivatives user under Rule 18f-4. As a limited derivatives user, the Fund’s derivatives exposure, excluding certain currency and interest rate hedging transactions, may not exceed 10% of its net assets. This restriction is not a fundamental policy and may be changed by the Board without a vote of Common Shareholders. Limits or restrictions applicable to the counterparties or issuers, as applicable, with which the Fund may engage in derivative transactions could also limit or prevent the Fund from using certain instruments. See “NON-PRINCIPAL RISKS.”

REPORTS TO SHAREHOLDERS

The Fund will furnish to Common Shareholders as soon as practicable after the end of each of its taxable years such information as is necessary for them to complete U.S. federal and state income tax or information returns, along with any other tax information required by law. The Fund anticipates sending Common Shareholders an unaudited semi-annual and an audited annual report within 60 days after the close of the period for which the report is being made, or as otherwise required by the 1940 Act.

The Fund will also file a report of its portfolio holdings with the SEC on Form N-PORT for each month in each fiscal quarter, within 60 days after the end of that quarter. The Fund’s holdings as of the end of the third month of each fiscal quarter, as reported on Form N-PORT, are made publicly available.

The Fund also publishes its NAV per Common Share monthly. See “CALCULATION OF NET ASSET VALUE; VALUATION.”

Quarterly Portfolio Company Exposure Report

The Fund’s investments consist principally of its interests in the Underlying Funds, together with cash and cash equivalents, Temporary Investments, interests held through Intermediate Vehicles, any co-investments the Fund makes alongside an Underlying Fund, and any securities the Fund receives in a distribution from an Underlying Fund. Those investments are the ones presented in the reports and filings described above.

The Fund publishes and maintains, at least quarterly on its website at madarafunds.com, the Exposure Report. It does so to assist Common Shareholders, and prospective investors, in evaluating an investment in the Fund. The Exposure Report is prepared in good faith from the information available to the Fund.

The Exposure Report will identify the ten companies to which the Fund’s aggregate indirect exposure, across all of the Underlying Funds the Fund holds, is greatest, and each other company to which that exposure exceeds 3% of the Fund’s Assets, and will state each exposure as a percentage of the Fund’s Assets. The Exposure Report presents the Fund’s indirect exposure through the Underlying Funds. Securities held directly by the Fund, including co-investments and securities received in a distribution in kind from an Underlying Fund, are presented in the Fund’s reports and filings described above rather than in the Exposure Report. Where the Fund holds a company directly and is also indirectly exposed to that company through one or more Underlying Funds, the Exposure Report reflects the indirect exposure only, and the Fund’s total exposure to that company is accordingly greater than the Exposure Report indicates. See “INVESTMENT OBJECTIVE AND STRATEGIES — Direct Interests in Companies.” For this purpose, “Assets” has the same meaning as under the 80% Policy — the Fund’s net assets plus the amount of any borrowings for investment purposes. The Fund expects to publish the Exposure Report following each Determination Date falling at the end of a calendar quarter.

Neither the number of companies the Exposure Report identifies nor the 3% figure is an investment limit. The Fund does not limit its aggregate indirect exposure to a single company. See “INVESTMENT OBJECTIVE AND STRATEGIES — Indirect Exposure to Companies.”

The Exposure Report is prepared from information the Underlying Fund Managers report to the Fund, generally no more frequently than quarterly and generally not less than 60 days after the relevant period end. It is subject to limitations that are material to how it should be read, which are described under “INVESTMENT OBJECTIVE AND STRATEGIES — Indirect Exposure to Companies.”

The Exposure Report is published for information only. It is not a schedule of the Fund’s investments, it is not audited, it is not independently verified, and it is not the basis on which the Fund determines its NAV. It is also not the basis on which the Fund determines its compliance with the 80% Policy: for the reasons described under “INVESTMENT OBJECTIVE AND STRATEGIES — Determining Whether an Underlying Fund Qualifies,” the Fund makes that determination by reference to each Underlying Fund rather than by looking through to the companies it holds.

The Exposure Report is not an investment policy or restriction of the Fund, and is not part of, and is not incorporated by reference into, the registration statement of which this Prospectus forms a part. The Board may change the content, the threshold or the form of the Exposure Report.

FISCAL YEAR

The Fund’s fiscal year-end is March 31.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM; LEGAL COUNSEL

[•], located at [•], serves as the independent registered public accounting firm for the Fund. Its services include auditing the Fund’s financial statements.

Stradley Ronon Stevens & Young, LLP, 2000 K Street, N.W., Suite 700, Washington, D.C. 20006, serves as counsel to the Fund and to the Adviser.

[•] serves as legal counsel to the underwriters.

AVAILABLE INFORMATION

Legal Proceedings

Neither the Fund nor the Adviser is currently a party to any material legal proceedings, and to the Fund’s knowledge no such proceeding is threatened against either of them or against any property of the Fund.

Available Information

The Fund will be subject to the informational requirements of the Exchange Act and the 1940 Act and, in accordance with those requirements, will file reports and other information with the SEC. The SEC maintains a website at sec.gov containing reports, proxy and information statements and other information regarding registrants, including the Fund when available, that file electronically with the SEC.

This Prospectus constitutes part of a registration statement filed by the Fund with the SEC under the Securities Act and the 1940 Act. This Prospectus omits certain of the information contained in the Registration Statement, and reference is made to the Registration Statement and the exhibits to it for further information with respect to the Fund and the Common Shares offered by this Prospectus. The Registration Statement may be obtained free of charge through the SEC’s website at sec.gov.

[•] Common Shares

Madara AI & Frontier Technologies Fund

$[•] per Common Share

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PROSPECTUS

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[•]

[•]

Until [•] (25 days after the date of this Prospectus), all dealers that buy, sell or trade the Common Shares, whether or not participating in this offering, may be required to deliver a prospectus. This is in addition to the dealers’ obligation to deliver a prospectus when acting as underwriters and with respect to their unsold allotments or subscriptions.

THE INFORMATION IN THIS SAI IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS SAI IS NOT AN OFFER TO SELL THESE SECURITIES AND IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY JURISDICTION WHERE THE OFFER OR SALE IS NOT PERMITTED.

Subject to Completion

Dated October 23, 2026

STATEMENT OF ADDITIONAL INFORMATION

Madara AI & Frontier Technologies Fund

Dated [•]

This Statement of Additional Information (this “SAI”) is not a prospectus. This SAI relates to, and should be read in conjunction with, the prospectus of Madara AI & Frontier Technologies Fund (the “Fund”) dated [•], as it may be amended or supplemented from time to time (the “Prospectus”). This SAI is incorporated by reference in its entirety into the Prospectus. A copy of the Prospectus may be obtained without charge by writing to the Fund at 505 Montgomery Street, Suite 1100, San Francisco, CA 94111, by calling the Fund at (415) 663-6897, or on the Fund’s website at madarafunds.com.

This SAI is not an offer to sell common shares of beneficial interest (“Common Shares”) of the Fund and is not soliciting an offer to buy Common Shares in any state where the offer or sale is not permitted. Capitalized terms used in this SAI and not defined in this SAI have the same meanings given to them in the Prospectus. References to the 1940 Act or other applicable law include any rules promulgated thereunder and any guidance, interpretations or modifications by the SEC, SEC staff or other authority with appropriate jurisdiction, including court interpretations, and exemptive, no-action or other relief or permission from the SEC, SEC staff or other authorities.

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GENERAL INFORMATION AND HISTORY

The Fund is a Delaware statutory trust organized on October 9, 2026. The Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified, closed-end management investment company and operates as a fund of funds. The Fund has not changed its name and has not previously carried on business under any other name, and it has not commenced operations as of the date of this SAI.

INVESTMENT POLICIES AND PRACTICES

The investment objective and the principal investment strategies of the Fund, as well as the principal risks associated with such investment strategies, are set forth in the Prospectus. Certain additional information regarding the investment program of the Fund is set forth below.

Investment Objective

The Fund’s investment objective is to seek long-term capital appreciation. There can be no assurance that the Fund will achieve its investment objective.

The Fund’s investment objective is not a fundamental policy and may be changed by the Board of Trustees without shareholder approval.

The 80% Policy

Under normal market conditions, the Fund will invest at least 80% of the value of its Assets in AI and frontier technology investments. An interest in an Underlying Fund that the Fund holds through one or more entities interposed between the Fund and the Underlying Fund (each, an “Intermediate Vehicle”) is treated for this purpose as an interest in that Underlying Fund. The 80% Policy is not a fundamental policy and may be changed by the Board of Trustees without a shareholder vote; the Fund will provide Common Shareholders with at least 60 days’ prior written notice of any change to the 80% Policy.

For purposes of this policy, “Assets” means the Fund’s net assets plus the amount of any borrowings for investment purposes.

The Fund’s policy regarding concentration of its investments and the Fund’s sub-classification as a non-diversified investment company are fundamental policies. The Fund’s investment objective and the 80% Policy are not fundamental policies, and the Fund has adopted other policies that are also not fundamental. The Fund’s fundamental policies, and the procedures by which they may be changed, are set forth under “FUNDAMENTAL POLICIES.”

The Fund’s investment policies and restrictions apply to the Fund. They do not apply to, and do not limit, the activities or investments of the Underlying Funds in which the Fund invests. Additional information about the types of investments the Fund may make and the investment techniques it may employ is set forth under “ADDITIONAL INFORMATION ON INVESTMENT TECHNIQUES OF THE FUND AND THE RELATED RISKS.”

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FUNDAMENTAL POLICIES

The Fund’s fundamental policies, which are listed below, may only be changed by the affirmative vote of a majority of the outstanding voting securities of the Fund. At the present time the Common Shares are the only outstanding voting securities of the Fund. As defined by the 1940 Act, the vote of a “majority of the outstanding voting securities of the Fund” means the vote, at an annual or special meeting of Common Shareholders, duly called, (i) of 67% or more of the Common Shares represented at such meeting, if the holders of more than 50% of the outstanding Common Shares are present in person or represented by proxy or (ii) of more than 50% of the outstanding Common Shares, whichever is less.

The Fund may not:

(1) Borrow money, except as permitted by the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted by the SEC from time to time.

(2) Issue senior securities, as that term is defined under the 1940 Act, except as permitted by the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted by the SEC from time to time.

(3) Engage in the business of underwriting securities issued by others, except as permitted by the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted by the SEC from time to time.

(4) Concentrate its investments in a particular industry or group of industries, as concentration is defined under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time, except that (i) the Fund will concentrate its investments in one or more industries within the technology group of industries and (ii) the Fund may invest without limitation in securities issued or guaranteed by the U.S. government, its agencies or instrumentalities and repurchase agreements involving such securities or tax-exempt obligations of state or municipal governments and their political subdivisions.

(5) Purchase or sell real estate, except as permitted by the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted by the SEC from time to time.

(6) Purchase or sell physical commodities or contracts for the purchase or sale of physical commodities, except as permitted by the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted by the SEC from time to time.

(7) Make loans, except as permitted by the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted by the SEC from time to time.

Explanatory Notes

The notations below are not considered to be part of the Fund’s fundamental investment restrictions and may be changed for the Fund without shareholder approval.

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With respect to the foregoing investment restrictions and other policies described in this SAI or the Prospectus, if a percentage restriction is adhered to at the time of an investment or transaction, a later change in percentage resulting from a change in the values of investments or the value of the Fund’s total assets, unless otherwise stated, will not constitute a violation of such restriction or policy.

The Fund’s investment policies and restrictions do not apply to or limit the activities or investments of the Underlying Funds but will apply to investments the Fund makes directly and to investments it holds through an Intermediate Vehicle or other entity wholly owned by it.

The following descriptions may assist investors in understanding the policies and restrictions above.

Concentration. The SEC staff has defined concentration as investing more than 25% of an investment company’s net assets in any particular industry or group of industries, with certain exceptions such as with respect to investments in obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities. The Fund has adopted a fundamental policy to concentrate its investments in one or more industries within the technology group of industries. For this purpose, the technology group of industries includes companies operating in the information technology and communication services sectors and in the following industries: semiconductors and semiconductor equipment; technology hardware, storage and peripherals; electronic equipment, instruments and components; electrical equipment; machinery and industrial automation equipment; software; information technology services; interactive media and services; aerospace and defense; biotechnology; life sciences tools and services; health care equipment and supplies; and health care technology. The Fund may classify and re-classify companies within those industries in any reasonable manner, consistent with SEC guidance. The Adviser may, but need not, consider industry classifications provided by third parties.

Because the Fund invests principally in interests in Underlying Funds, the Fund determines compliance with its concentration policy in respect of those interests by reference to the stated investment focus of each Underlying Fund, as set out in its offering and organizational documents and on the basis of information known to the Fund or that the Fund reasonably should know. It is a different determination from whether an Underlying Fund is an AI and frontier technology investment for purposes of the 80% Policy, which is described under “INVESTMENT OBJECTIVE AND STRATEGIES — Determining Whether an Underlying Fund Qualifies” in the Prospectus. The Fund makes its concentration determination at the time of its investment in an Underlying Fund, and is not required to dispose of an interest in an Underlying Fund solely because the composition of that Underlying Fund’s portfolio subsequently changes. The Fund does not consider Underlying Funds, or private equity, venture capital or growth equity funds generally, to be an industry for purposes of its concentration policy; the relevant industries are those in which the Underlying Funds invest. Where the Fund holds a direct interest in, or a co-investment in, an operating company, the Fund classifies that investment by reference to the industry in which that company operates, as determined by the Adviser in the manner described above. An interest in an Underlying Fund that the Fund holds through an Intermediate Vehicle is treated for purposes of this policy as an interest in that Underlying Fund, and is classified by reference to that Underlying Fund’s stated investment focus.

Portfolio Turnover. The Fund’s principal investments are illiquid interests in Underlying Funds, which are generally held for the life of the Underlying Fund and which the Fund may not transfer without the consent of the Underlying Fund Manager. The Fund does not manage to a portfolio turnover target. The Fund’s annual portfolio turnover rate may vary greatly from year to year, as well as within a given year. However, portfolio turnover rate is not considered a limiting factor in the execution of investment decisions for the Fund.

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ADDITIONAL INFORMATION ON INVESTMENT TECHNIQUES OF THE FUND AND THE RELATED RISKS

This section provides additional information about the types of investments the Fund may make and the investment techniques that may be employed by the Fund or by the Underlying Funds in which the Fund invests. The Fund’s investment objective and the 80% Policy are set forth under “INVESTMENT POLICIES AND PRACTICES.” The Fund’s principal investment strategies, including its acquisition of interests in Underlying Funds through primary commitments and Secondary Investments and its participation in co-investments, are described in the Prospectus under “INVESTMENT OBJECTIVE AND STRATEGIES.”

Secondary Transactions, Transitional and Restructuring Situations

The Fund may acquire interests in Underlying Funds through secondary market transactions, and may invest in interests involved in transitional or restructuring situations, such as fund recapitalizations or Secondary Investments involving existing limited partners. In any investment opportunity involving such situations, there exists the risk that the contemplated transaction will be unsuccessful, take considerable time, or result in a distribution of cash or securities the value of which is less than the purchase price of the original investment. Where an Underlying Fund is recapitalized or restructured, the Fund may be required to elect between rolling its interest into a successor vehicle and accepting a cash price determined by the transaction, on a timetable set by the sponsor and without the information the Fund would have in a negotiated Secondary Investment. Either election may prove less favorable than continuing to hold the original interest. The Fund’s approach to Secondary Investments, including pricing and the valuation practices that apply to interests acquired at a discount, is described in the Prospectus under “INVESTMENT OBJECTIVE AND STRATEGIES” and under “CALCULATION OF NET ASSET VALUE; VALUATION.”

Exchange-Traded Funds and Other Investment Companies

The Fund may invest in shares of both open- or closed-end investment companies (including business development companies, money market funds, single country funds, and exchange traded funds of any kind) and trusts, limited partnerships, limited liability companies or other forms of business organizations, including other pooled investment vehicles. Investing in another pooled vehicle exposes the Fund to all the risks of that pooled vehicle.

As the shareholder of another investment company, the Fund would bear, along with other shareholders, its pro rata portion of the other investment company’s expenses, including advisory fees. Such expenses are in addition to the expenses the Fund pays in connection with its own operations. Section 12(d)(1) of the 1940 Act limits the Fund’s investments in other registered investment companies and in business development companies, subject to exceptions including those available under Rule 12d1-4. Those limits do not apply to the Underlying Funds, which are excluded from the definition of investment company by Section 3(c)(1) or Section 3(c)(7) of the 1940 Act. It is possible that, under certain circumstances, the Fund may be prevented from investing in another investment company when doing so may otherwise be the most efficient way for the Fund to obtain the intended investment exposure.

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Despite the possibility of greater fees and expenses, investments in other investment companies and pooled investment vehicles may nonetheless be attractive for several reasons. Interests in venture capital, growth equity and private equity funds are generally offered only to institutional and other qualified investors and in minimum commitment amounts that most individual investors cannot meet, so acquiring an interest in such a fund may be the most practical way for the Fund to obtain exposure to the privately held companies in which it invests. In other cases, a single investment in an Underlying Fund gives the Fund exposure to a portfolio of such companies selected and monitored by a manager with experience in the relevant sector, which may be more effective than investing directly in those companies.

Among the types of investment companies in which the Fund may invest are exchange-traded funds (“ETFs”). Index ETFs are open-end management investment companies that seek to provide investment results that correspond generally to the price and yield performance of a specified index. Individual investments in ETFs generally are not redeemable. However, large quantities of ETF shares known as “Creation Units” are redeemable from the ETF. The liquidity of smaller holdings of ETF shares will depend upon the existence of a secondary market.

Disruptions in the markets for the securities held by ETFs or other investment companies purchased or sold by the Fund could result in losses on investments in ETFs or other investment companies. ETFs also carry the risk that the price the Fund pays or receives may be higher or lower than the ETF’s NAV. ETFs are also subject to certain additional risks, including the risks of illiquidity and of possible trading halts due to market conditions or other reasons, based on the policies of the relevant exchange. ETFs and other investment companies in which the Fund may invest may be leveraged, which would increase the volatility of the value of the Fund’s Common Shares.

Temporary Investments and Defensive Positions

During the period where the net proceeds of this offering of Common Shares are being invested or during periods in which the Adviser determines that it is temporarily unable to follow the Fund’s investment strategy or that it is impractical to do so, the Fund may deviate from its investment strategy and invest all or any portion of its net assets in cash, cash equivalents or other securities. The Adviser’s determination that it is temporarily unable to follow the Fund’s investment strategy or that it is impracticable to do so generally will occur only where interests in Underlying Funds meeting the Fund’s criteria are unavailable, where Underlying Fund Managers decline or do not accept the Fund’s commitments, or where market conditions make the pricing of Secondary Investments unreliable. In such a case, the Fund may not pursue or achieve its investment objective.

The Fund also expects to hold cash and cash equivalents in anticipation of funding capital calls on its unfunded commitments to Underlying Funds. The treatment of those holdings for purposes of the 80% Policy is described in the Prospectus under “INVESTMENT OBJECTIVE AND STRATEGIES,” and the risks associated with unfunded commitments are described in the Prospectus under “RISKS.”

Cash and cash equivalents are defined to include, without limitation, the following:

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1) U.S. government securities, including bills, notes and bonds differing as to maturity and rates of interest that are either issued or guaranteed by the U.S. Treasury (“Treasury”) or by U.S. government agencies or instrumentalities. U.S. government agency securities include securities issued by: (a) the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, and the Government National Mortgage Association, whose securities are supported by the full faith and credit of the United States; (b) the Federal Home Loan Banks, Federal Intermediate Credit Banks, and the Tennessee Valley Authority, whose securities are supported by the right of the agency to borrow from the U.S. Treasury; (c) the Federal National Mortgage Association; and (d) the Student Loan Marketing Association. While the U.S. government typically provides financial support to such U.S. government-sponsored agencies or instrumentalities, no assurance can be given that it always will do so since it is not so obligated by law. The U.S. government, its agencies, and instrumentalities do not guarantee the market value of their securities. Consequently, the value of such securities may fluctuate.

2) Certificates of deposit issued against funds deposited in a bank or a savings and loan association. Such certificates are for a definite period of time, earn a specified rate of return, and are normally negotiable. The issuer of a certificate of deposit agrees to pay the amount deposited plus interest to the bearer of the certificate on the date specified thereon. Under current Federal Deposit Insurance Corporation (“FDIC”) regulations, the maximum insurance payable as to any one certificate of deposit is $250,000, therefore, certificates of deposit purchased by the Fund may not be fully insured.

3) Repurchase agreements, which involve purchases of debt securities. At the time the Fund purchases securities pursuant to a repurchase agreement, it simultaneously agrees to resell and redeliver such securities to the seller, who also simultaneously agrees to buy back the securities at a fixed price and time. This assures a predetermined yield for the Fund during its holding period, since the resale price is always greater than the purchase price and reflects an agreed-upon market rate. Such actions afford an opportunity for the Fund to invest temporarily available cash. Pursuant to the Fund’s policies and procedures, the Fund may enter into repurchase agreements only with respect to obligations of the U.S. government, its agencies or instrumentalities; certificates of deposit; or bankers’ acceptances in which the Fund may invest. Repurchase agreements may be considered loans to the seller, collateralized by the underlying securities. The risk to the Fund is limited to the ability of the seller to pay the agreed-upon sum on the repurchase date; in the event of default, the repurchase agreement provides that the Fund is entitled to sell the underlying collateral. If the seller defaults under a repurchase agreement when the value of the underlying collateral is less than the repurchase price, the Fund could incur a loss of both principal and interest. The Adviser monitors the value of the collateral at the time the action is entered into and at all times during the term of the repurchase agreement. The Adviser does so in an effort to determine that the value of the collateral always equals or exceeds the agreed-upon repurchase price to be paid to the Fund. If the seller were to be subject to a federal bankruptcy proceeding, the ability of the Fund to liquidate the collateral could be delayed or impaired because of certain provisions of the bankruptcy laws.

4) Commercial paper, which consists of short-term unsecured promissory notes, including variable rate master demand notes issued by corporations to finance their current operations. Master demand notes are direct lending arrangements between the Fund and a corporation. There is no secondary market for such notes. However, they are redeemable by the Fund at any time. The Adviser will consider the financial condition of the corporation (e.g., earning power, cash flow, and other liquidity measures) and will continuously monitor the corporation’s ability to meet all its financial obligations, because the Fund’s liquidity might be impaired if the corporation were unable to pay principal and interest on demand. Investments in commercial paper will be limited to commercial paper rated in the highest categories by a nationally recognized statistical rating organization and which mature within one year of the date of purchase or carry a variable or floating rate of interest.

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5) The Fund may invest in bankers’ acceptances which are short-term credit instruments used to finance commercial transactions. Generally, an acceptance is a time draft drawn on a bank by an exporter or an importer to obtain a stated amount of funds to pay for specific merchandise. The draft is then “accepted” by a bank that, in effect, unconditionally guarantees to pay the face value of the instrument on its maturity date. The acceptance may then be held by the accepting bank as an asset or it may be sold in the secondary market at the going rate of interest for a specific maturity.

6) The Fund may invest in bank time deposits, which are monies kept on deposit with banks or savings and loan associations for a stated period of time at a fixed rate of interest. There may be penalties for the early withdrawal of such time deposits, in which case the yields of these investments will be reduced.

7) The Fund may invest in shares of money market funds in accordance with the provisions of the 1940 Act.

MANAGEMENT OF THE FUND

The Board has overall responsibility for the management and supervision of the Fund’s business. The Trustees and officers of the Fund, the Board’s committees and its role in risk oversight, the Trustees’ ownership of Common Shares and the compensation payable to them are described below.

BOARD OF TRUSTEES AND OFFICERS

The business operations of the Fund are managed and supervised under the direction of the Board, subject to the laws of the State of Delaware and the Declaration of Trust. The Board has overall responsibility for the management and supervision of the business affairs of the Fund on behalf of its Common Shareholders, including the authority to establish policies regarding the management, conduct and operation of its business. The Board exercises the same powers, authority and responsibilities on behalf of the Fund as are customarily exercised by the board of directors of a registered investment company organized as a corporation. The officers of the Fund conduct and supervise the daily business operations of the Fund.

The trustees of the Board (each, a “Trustee”) are not required to contribute to the capital of the Fund or to hold Common Shares. A majority of the Trustees are not “interested persons” of the Fund as defined in the 1940 Act (collectively, the “Independent Trustees”). The Board is composed of four Trustees, three of whom are Independent Trustees.

The identity of the Trustees and the officers of the Fund, and brief biographical information about each of them, including their addresses, their year of birth and descriptions of their principal occupations during the past five years, is set forth below.

The Board is divided into three classes of Trustees serving staggered three-year terms. The initial terms of the first, second and third classes will expire at the first, second and third annual meetings of Common Shareholders, respectively, and in each case until their successors are duly elected and qualify. Upon expiration of their terms, Trustees of each class will be elected to serve for three-year terms and until their successors are duly elected and qualify, and at each annual meeting one class of Trustees will be elected by the Common Shareholders. A classified board promotes continuity and stability of management but makes it more difficult for Common Shareholders to change a majority of the Trustees, because it generally takes at least two annual elections of Trustees for that to occur. See “SUMMARY OF THE DECLARATION OF TRUST — Classified Board of Trustees” in the Prospectus.

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The Board believes that each Trustee’s experience, qualifications, attributes and skills, on an individual basis and in combination with those of the other Trustees, lead to the conclusion that each Trustee should serve in that capacity. Among the attributes common to all Trustees is the ability to review critically, evaluate, question and discuss information provided to them, to interact effectively with the other Trustees, the Adviser, other service providers, counsel and the independent registered public accounting firm, and to exercise effective business judgment in the performance of their duties as Trustees. Set forth below is a brief discussion of the specific experience, qualifications, attributes or skills of each Trustee. See “BOARD OF TRUSTEES AND OFFICERS — Independent Trustees” and “BOARD OF TRUSTEES AND OFFICERS — Interested Trustee and Officers.”

Independent Trustees

Name, Address and Year of Birth	Position(s) Held with the Fund	Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen	Other Directorships Held by Trustee
[•] c/o Madara Fund Advisors LLC 505 Montgomery Street, Suite 1100, San Francisco, CA 94111 Year of Birth: [•]	Trustee	Since Inception	[•]	1	[•]
[•] c/o Madara Fund Advisors LLC 505 Montgomery Street, Suite 1100, San Francisco, CA 94111 Year of Birth: [•]	Trustee	Since Inception	[•]	1	[•]
[•] c/o Madara Fund Advisors LLC 505 Montgomery Street, Suite 1100, San Francisco, CA 94111 Year of Birth: [•]	Trustee	Since Inception	[•]	1	[•]

[Biographical information for each Independent Trustee, describing the specific experience, qualifications, attributes and skills that qualify that person to serve as a Trustee of the Fund, to be inserted on appointment.]

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Interested Trustee and Officers

Name, Address and Year of Birth	Position(s) Held with the Fund	Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen	Other Directorships Held by Trustee
Robert E. Ghenchev* 505 Montgomery Street, Suite 1100, San Francisco, CA 94111 Year of Birth: 1983	Initial Trustee, Chair of the Board, Chief Executive Officer, President and Secretary	Since Inception	Founder and Chief Executive Officer of Madara Fund Advisors LLC (since 2026); Managing Partner, Novo Holdings A/S (2018 – 2025).	1	None
Troy Sheets 190 Middle Street, Suite 301, Portland, ME 04101 Year of Birth: 1971	Treasurer (Principal Financial Officer and Principal Accounting Officer)	Since Inception	Director, ACA Group (since 2024); Senior Principal Consultant, ACA Group (2022 – 2024); Senior Director, Foreside Financial Group, LLC (2016 – 2022).	N/A	N/A
Patrick Keniston 190 Middle Street, Suite 301, Portland, ME 04101 Year of Birth: 1964	Chief Compliance Officer	Since Inception	Director and Fund Chief Compliance Officer, ACA Group (since 2008).	N/A	N/A

____________

* Robert E. Ghenchev is deemed an interested Trustee, as defined in Section 2(a)(19) of the 1940 Act, by virtue of his position with the Adviser.

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Robert E. Ghenchev. Mr. Ghenchev serves as Chair of the Board, Chief Executive Officer, President and Secretary of the Fund. He founded the Adviser and serves as its Chief Executive Officer, and is a Portfolio Manager of the Fund. Prior to founding the Adviser, Mr. Ghenchev was a Managing Partner at Novo Holdings A/S from 2018 to 2025, where he led the firm’s Growth Investments platform. From 2010 to 2017 he was a member of the healthcare investment banking team at Moelis & Company, and from 2007 to 2010 a member of the United Kingdom mergers and acquisitions team at Deutsche Bank. See “MANAGEMENT OF THE FUND — Portfolio Managers” in the Prospectus.

The Treasurer and the Chief Compliance Officer are employees of ACA Group, which provides financial, treasury and compliance officer services to the Fund. Neither is an employee of the Adviser. That firm is not the Administrator and is not an affiliated person of the Adviser. The Board approves the appointment and the compensation of the Chief Compliance Officer. The Chief Compliance Officer reports directly to the Board, provides the Board with a written annual report on the operation of the Fund’s compliance policies and procedures, and meets with the Independent Trustees outside the presence of management.

Board Leadership Structure and Role in Risk Oversight

Overall responsibility for oversight of the Fund rests with the Board. The Fund has engaged the Adviser to manage the Fund on a day-to-day basis. The Board is responsible for overseeing the Adviser and the other service providers in the operations of the Fund in accordance with the 1940 Act, applicable provisions of state and other law, and the Declaration of Trust. The Board expects to hold regularly scheduled meetings quarterly, and may hold special meetings or conference calls to address matters arising between them. The Independent Trustees have engaged independent legal counsel to assist them in performing their oversight responsibilities. As described below, the Board has established an audit committee (the “Audit Committee”) and a nominating and corporate governance committee (the “Nominating and Corporate Governance Committee”), and may establish additional committees or working groups from time to time.

The Board has appointed Robert E. Ghenchev to serve as Chair. The Chair is an interested Trustee as defined in Section 2(a)(19) of the 1940 Act and also serves as Chief Executive Officer, President and Secretary of the Fund. The Chair presides at meetings of the Board and acts as liaison with the Adviser, the other service providers, counsel and the other Trustees between meetings, and may perform such other functions as the Board delegates from time to time. The Board has determined that this leadership structure is appropriate because it allows the Board to exercise informed and independent judgment over the matters within its purview, and because the Independent Trustees constitute a majority of the Board, comprise each of its committees, and are advised by their own counsel.

[The Independent Trustees have designated one of their number to serve as Lead Independent Trustee. The Lead Independent Trustee chairs the executive sessions of the Independent Trustees, serves as the principal liaison between the Independent Trustees and the Chair, and participates in setting the agenda for meetings of the Board.]

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The Fund is subject to a number of risks, including investment, valuation, compliance and operational risks. Risk oversight forms part of the Board’s general oversight of the Fund and is addressed as part of Board and committee activities. Day-to-day risk management is the responsibility of the Adviser and the other service providers, which employ their own processes, procedures and controls. The Board recognizes that it is not possible to identify every risk that may affect the Fund, or to develop controls that eliminate or mitigate the occurrence or effects of every risk. The Board requires the officers of the Fund and the Adviser to report to it on a variety of matters at regular and special meetings, including matters relating to risk management. The Board also oversees the Adviser in its capacity as the Fund’s Valuation Designee under Rule 2a-5 under the 1940 Act, receives reports from the Valuation Designee on the operation of the Fund’s valuation procedures (the “Valuation Policy”) at least quarterly, and reviews the Valuation Policy at least annually. The Board and the Audit Committee receive regular reports from the Fund’s independent registered public accounting firm on internal control and financial reporting matters, and the Board receives reports from the Fund’s other principal service providers on a periodic basis. The Board may at any time and in its discretion change the manner in which it conducts risk oversight. See “CALCULATION OF NET ASSET VALUE” and “INVESTMENT MANAGEMENT AND OTHER SERVICES — Conflicts of Interest.”

Committees of the Board of Trustees

Audit Committee

The Audit Committee is composed of each of the Trustees who is independent as defined in the listing standards of the NYSE. [•] is the Chair of the Audit Committee and has been determined to qualify as an “audit committee financial expert” as that term is defined in Form N-CSR. The Audit Committee is responsible for overseeing the Fund’s accounting and financial reporting policies and practices, its internal controls and, as appropriate, the internal controls of certain service providers; overseeing the quality and objectivity of the Fund’s financial statements and the independent audit of those financial statements; and acting as liaison between the Fund’s independent registered public accounting firm and the full Board. The Audit Committee selects and recommends annually to the Board a firm of independent registered public accountants to audit the books and records of the Fund for the ensuing year, and reviews with that firm the scope and results of each audit. As the Fund is recently organized, the Audit Committee did not hold any meetings during the last fiscal year.

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Nominating and Corporate Governance Committee

The Nominating and Corporate Governance Committee is composed of each of the Independent Trustees. [•] is the Chair of the Nominating and Corporate Governance Committee. The Committee is responsible for selecting and nominating persons to serve as Trustees, both to be appointed by the Board to fill vacancies and to be presented to Common Shareholders for election. Under the Declaration of Trust a vacancy may be filled only by the remaining Trustees, and the Committee’s recommendations are made in that context. See “SUMMARY OF THE DECLARATION OF TRUST — Number of Trustees; Removal; Vacancies” in the Prospectus. The Committee will consider candidates recommended by management of the Fund and by Common Shareholders, and evaluates them in a similar manner, provided that a recommendation submitted by a Common Shareholder includes at a minimum the name, address and telephone number of the recommending Common Shareholder and information concerning that person’s interest in the Fund in sufficient detail to establish that it held Common Shares on the relevant record date, and the name, address and telephone number of the recommended nominee together with information concerning that nominee’s education, professional experience and other matters that might assist the Committee in evaluating the nominee’s qualifications. The Committee may solicit candidates from any source it considers appropriate and, with the Board’s prior approval, may employ and compensate counsel, consultants or advisers to assist it. As the Fund is recently organized, the Nominating and Corporate Governance Committee did not hold any meetings during the last fiscal year.

Trustee Ownership of Securities

The following table sets out the dollar range of equity securities beneficially owned by each Trustee in the Fund as of the date of this SAI.

Name of Trustee	Dollar Range of Equity Securities in the Fund	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies
[•]	None	None
[•]	None	None
[•]	None	None
Robert E. Ghenchev	[•]*	[•]*

____________

* Held indirectly through the Adviser, which is the Fund’s sole shareholder as of the date of this SAI. See “CONTROL PERSONS AND PRINCIPAL SHAREHOLDERS.”

Independent Trustee Ownership of Securities of the Adviser

As of the date of this SAI, none of the Independent Trustees, and no immediate family member of an Independent Trustee, owns securities of the Adviser or of any entity, other than a registered investment company, controlling, controlled by or under common control with the Adviser.

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Trustee Compensation

The Fund pays no salary or other compensation to the interested Trustee or to any officer of the Fund. For their services, the Independent Trustees receive an annual retainer of $[•]. In addition, the Chair of the Audit Committee receives $[•] annually and the Chair of the Nominating and Corporate Governance Committee receives $[•] annually. The Independent Trustees are also reimbursed for all reasonable out-of-pocket expenses relating to attendance at meetings of the Board and its committees. The following table sets out the compensation expected to be paid to the Independent Trustees for the Fund’s initial fiscal year.

Name of Trustee	Aggregate Compensation from the Fund for the Fiscal Year Ending March 31, [•]*	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Estimated Compensation from the Fund Complex Paid to the Trustee
[•]	$[•]	None	None	$[•]
[•]	$[•]	None	None	$[•]
[•]	$[•]	None	None	$[•]

____________

* The Fund has not completed a full fiscal year since its organization. Compensation is estimated on the basis of the payments the Fund expects to make during its initial fiscal year. The Fund Complex consists of the Fund.

CODES OF ETHICS

Each of the Fund and the Adviser has adopted a code of ethics under Rule 17j-1 under the 1940 Act. The codes of ethics establish standards of conduct and procedures for personal investing, and restrict the personal securities transactions of the Trustees and officers of the Fund, of the members, officers and employees of the Adviser, and of other persons who in the ordinary course of their duties obtain information about the Fund’s purchases and sales of securities. Persons subject to a Code of Ethics may invest in securities for their own accounts, including securities that may be purchased or held by the Fund, provided they do so in accordance with the requirements of that Code of Ethics. Those requirements include preclearance of transactions in securities acquired in an initial public offering or a limited offering, periodic reporting of personal securities holdings and transactions, and review of those reports by the Adviser’s chief compliance officer.

Because the Fund invests principally in interests in Underlying Funds, and may hold direct interests in and co-investments alongside Underlying Funds in operating companies, the securities in which the Fund transacts are for the most part acquired in limited offerings rather than in the public markets. The preclearance requirement described above therefore applies to a person subject to a Code of Ethics who proposes to invest in an Underlying Fund in which the Fund invests or is considering an investment, or in a company in which the Fund holds or is considering a direct interest or a co-investment. Transactions in publicly traded securities are not subject to preclearance; they are reported periodically and those reports are reviewed by the Adviser’s chief compliance officer. Separately, the Adviser maintains a list of issuers about which it has material non-public information, and a person subject to a Code of Ethics may not transact in the securities of an issuer on that list.

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The Adviser’s Code of Ethics also serves as its code of ethics under Rule 204A-1 under the Investment Advisers Act of 1940, as amended (the “Advisers Act”).

The codes of ethics are filed as exhibits to the registration statement of which the Prospectus and this SAI form a part, and are available on the EDGAR database on the SEC’s website at sec.gov.

INVESTMENT MANAGEMENT AND OTHER SERVICES

The Adviser

Madara Fund Advisors LLC (the “Adviser”), a Delaware limited liability company formed in 2026, serves as the investment adviser to the Fund. [The Adviser has applied for registration as an investment adviser with the SEC under the Advisers Act and expects that registration to become effective before the Fund commences operations.] Subject to the general supervision of the Board, and in accordance with the investment objective, policies and restrictions of the Fund, the Adviser is responsible for the management and operation of the Fund and the investment of the Fund’s assets pursuant to an investment management agreement between the Fund and the Adviser (the “Investment Management Agreement”). The Adviser is controlled by Robert E. Ghenchev.

[The Investment Management Agreement became effective as of [•] and will continue in effect for an initial two-year term. Thereafter it will continue in effect from year to year provided that its continuance is specifically approved at least annually by (i) the vote of a majority of the outstanding voting securities of the Fund, as defined in the 1940 Act, or a majority of the Board, and (ii) the vote of a majority of the Independent Trustees, cast in person at a meeting called for the purpose of voting on that approval. The Investment Management Agreement terminates automatically if assigned, as defined in the 1940 Act, and is terminable at any time without penalty, on 60 days’ written notice, by the Board, by the vote of a majority of the outstanding voting securities of the Fund, or by the Adviser.] A discussion of the basis for the Board’s approval of the Investment Management Agreement will be available in the Fund’s first annual or semi-annual report to Common Shareholders.

The Investment Management Fee payable to the Adviser under the Investment Management Agreement, the basis on which it is calculated and the terms on which it is paid, are described in the Prospectus under “MANAGEMENT OF THE FUND — Investment Management Fee.” The Adviser’s services under the Investment Management Agreement are not exclusive, and the Adviser is free to furnish similar services to other persons so long as its services to the Fund are not impaired. See “MANAGEMENT OF THE FUND — The Adviser” and “CONFLICTS OF INTEREST” in the Prospectus.

Portfolio Managers

The personnel of the Adviser who have primary responsibility for the management of the Fund (the “Portfolio Managers”) are:

Robert E. Ghenchev (Portfolio Manager) and Hamed Alam (Portfolio Manager). Biographical information for each of the Portfolio Managers is set out in the Prospectus under “MANAGEMENT OF THE FUND — Portfolio Managers.”

[The Adviser has established an investment committee. Its composition, the matters requiring its approval and the manner in which it reaches a determination are described in the Prospectus under “MANAGEMENT OF THE FUND.”]

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Other Accounts Managed by the Portfolio Managers

The following table sets out information about accounts other than the Fund for which the Portfolio Managers are primarily responsible for day-to-day portfolio management, as of the date of this SAI.

Name	Type of account	Number of accounts	Total assets	Number of accounts subject to a performance-based advisory fee	Total assets in accounts subject to a performance-based advisory fee
Robert E. Ghenchev	Registered investment companies	None	None	None	None
	Other pooled investment vehicles	None	None	None	None
	Other accounts	None	None	None	None
Hamed Alam	Registered investment companies	None	None	None	None
	Other pooled investment vehicles	None	None	None	None
	Other accounts	None	None	None	None

____________

As of the date of this SAI the Adviser does not manage any capital on a discretionary or non-discretionary basis other than the Fund.

Conflicts of Interest

The Adviser intends over time to sponsor and advise additional investment vehicles, and the Portfolio Managers may in the future manage separate accounts or other pooled investment vehicles with fee arrangements that are materially higher than or different from the Fund’s, including arrangements subject to performance-based fees. Side-by-side management of that kind may give rise to conflicts of interest relating to the allocation of investment opportunities and to the allocation of the Portfolio Managers’ time. The Adviser owes a fiduciary duty to each of its clients and seeks to allocate investment opportunities among them in a manner that is fair and equitable over time.

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Affiliates

The Adviser intends over time to sponsor, advise or manage other investment vehicles, including registered closed-end funds, private funds and separate accounts. In the future, there might arise instances where the interests of those vehicles conflict with the interests of the Fund. Such vehicles may have structures, investment objectives and policies that are similar to, or different from, those of the Fund, and may compete with the Fund for investment opportunities. In addition, the Adviser, its affiliates and their respective clients may themselves invest in securities that would be appropriate for the Fund or for the Underlying Funds, and may compete with the Underlying Funds for investment opportunities. By acquiring Common Shares, each Common Shareholder will be deemed to have acknowledged the existence of any such actual and potential conflicts of interest and to have waived any claim with respect to any liability arising from the existence of any such conflict of interest, except as may otherwise be provided under provisions of applicable state law or federal securities law which cannot be waived or modified.

Although the Adviser and its affiliates seek to allocate investment opportunities among the Fund and their other clients in a fair and reasonable manner, there can be no assurance that an investment opportunity that comes to the attention of the Adviser or its affiliates will be appropriate for the Fund or will be referred to the Fund. The Adviser and its affiliates are not obligated to refer any investment opportunity to the Fund.

The members, managers, officers and employees of the Adviser and its affiliates may buy and sell securities or other investments for their own accounts, including through funds managed by the Adviser or its affiliates. As a result of differing investment strategies or constraints, investments may be made by those persons that are the same as, different from, or made at different times than, investments made for the Fund. To reduce the possibility that the Fund will be materially adversely affected by such personal trading, each of the Fund and the Adviser has adopted a code of ethics in compliance with Rule 17j-1 under the 1940 Act, which restricts securities trading in the personal accounts of investment professionals and others who normally come into possession of information regarding the portfolio transactions of the Fund.

Affiliates of the Adviser may in the future have other clients with investment objectives that are similar to, or that compete with, the Fund’s investment objective, including private funds and managed accounts. The Fund will not participate in a joint transaction with an affiliated person that is prohibited by Section 17(d) of the 1940 Act and Rule 17d-1 thereunder unless the Fund has received an order from the SEC permitting it to do so, or unless the transaction is otherwise permitted under Section 17(d) or interpretations of Section 17(d) expressed in SEC no-action letters or other available guidance. See “INVESTMENT OBJECTIVE AND STRATEGIES — How the Fund Acquires Interests” and “RISKS — Fund of Funds Risk” in the Prospectus.

Conflicts may also arise where the Fund, on the one hand, and other clients of the Adviser or vehicles managed by the Adviser, on the other hand, hold different securities or different classes of securities of the same Underlying Fund. The Adviser will be authorized to resolve those conflicts on a case-by-case basis in good faith, taking into account the interests of the Fund and of its other clients and the Adviser’s obligations under applicable law. Where a matter submitted for the vote or consent of the holders of an interest or security held by the Fund presents a material conflict of interest of that kind, the Adviser may resolve it by referring the matter to the Independent Trustees and voting as they direct, by obtaining the recommendation of an independent third party, or by abstaining. The Adviser reports material conflicts and their resolution to the Board. There can be no assurance that the Adviser will be permitted to exercise voting discretion in those circumstances or that such conflicts will be resolved in favor of the Fund. See “PROXY VOTING POLICIES AND PROCEDURES.”

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Valuation of the Fund’s Investments

Most of the Fund’s assets are investments for which market quotations are not readily available, and their value is determined by the Adviser as the Fund’s valuation designee. The Adviser has a conflict of interest in making those determinations. See “CALCULATION OF NET ASSET VALUE; VALUATION” in the Prospectus.

The conflict operates in three ways. First, the Investment Management Fee is calculated on the Fund’s Managed Assets, so a higher valuation of the Fund’s investments increases the fee payable to the Adviser. Second, where the Fund issues Common Shares in exchange for an interest in an Underlying Fund, the number of Common Shares issued is determined by reference to a value that the Adviser determines, and the interest acquired then forms part of the asset base on which the Adviser is paid. Third, the Fund’s reported investment performance, on which the Adviser’s reputation and its ability to raise capital for other vehicles depend, is a function of valuations the Adviser determines.

The Fund seeks to address these conflicts through the Board’s oversight of the valuation process and its review of the Adviser’s determinations, through the Valuation Policy, and, in the case of interests acquired in in-kind contributions in connection with this offering, through the engagement of a qualified and independent third-party valuation firm before the Fund entered into the related contribution agreement. The Board does not itself value the Fund’s investments, and the engagement of an independent valuation firm does not relieve the Adviser of its responsibilities as valuation designee. See “CALCULATION OF NET ASSET VALUE; VALUATION,” “IN-KIND CONTRIBUTIONS OF UNDERLYING FUND INTERESTS” and “MANAGEMENT OF THE FUND — Investment Management Fee” in the Prospectus.

Allocation of the Adviser’s and its Affiliates’ Time

The Adviser and certain of its affiliates are presently, and plan in the future to continue to be, involved in activities that are unrelated to the Fund, and those activities may involve substantial time and resources of the Adviser. The time and effort of the Adviser, its affiliates and their officers and employees will not be devoted exclusively to the Fund’s business but will be allocated between the Fund and the management of assets of other clients of the Adviser and its affiliates. The Adviser and its employees will devote only as much of their time to the Fund’s business as they, in their judgment, determine is reasonably required, which may be substantially less than their full time. This could result in actions that are more favorable to other entities than to the Fund.

The Adviser is a recently formed firm with a small number of investment professionals, and the Fund is its first client. The departure of either Portfolio Manager, or the diversion of a Portfolio Manager’s attention to another vehicle sponsored by the Adviser, would have a greater effect on the Fund than the equivalent event would have at a larger adviser. See “RISKS — Management Risk” in the Prospectus.

Compensation Arrangements

The Adviser receives substantial fees from the Fund in return for its services, and those fees could influence the advice the Adviser provides. Among other matters, the compensation arrangements could affect the Adviser’s judgment with respect to offerings of equity by the Fund, which allow the Adviser to earn increased Investment Management Fees.

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The Investment Management Fee is calculated on the Fund’s Managed Assets determined as of each Determination Date. A distribution satisfied in whole or in part by the issuance of Common Shares retains in the Fund assets that would otherwise have been paid out in cash, and therefore results in a higher Investment Management Fee than the same distribution paid entirely in cash. The Adviser determines whether to recommend to the Board that a distribution be declared payable in cash or in Common Shares, and the amount of cash to be made available under any such declaration. The Adviser’s interest in those determinations may conflict with the interests of Common Shareholders, including Common Shareholders who would prefer to receive cash. See “DIVIDENDS AND DISTRIBUTIONS” and “MANAGEMENT OF THE FUND — Investment Management Fee” in the Prospectus.

The Adviser and its affiliates may be entitled to receive fees in connection with the purchase, monitoring or disposition of Fund investments, including Secondary Investments, or from unconsummated transactions. Any such fees earned in respect of the Fund investments, net of any out-of-pocket expenses the Adviser incurred in earning them, shall be for the benefit of the Fund.

Because the Investment Management Fee is calculated on Managed Assets rather than net assets, the Adviser has an incentive to cause the Fund to borrow for investment purposes. See “RISKS — Management Risk” in the Prospectus.

The Adviser bears the organizational expenses of the Fund and the offering costs of this offering, and is not reimbursed by the Fund for those amounts. The Fund reimburses the Adviser for third-party expenses of the Fund’s operations incurred before the Fund commenced operations, including expenses incurred in connection with the in-kind contributions described in this Prospectus and the cost of independent valuations obtained in support of the Fund’s fair value determinations under Rule 2a-5 under the 1940 Act. The Adviser is not reimbursed for its own costs. Those amounts become payable by the Fund only on the closing of the transaction to which they relate, and the Adviser bears the expenses of any transaction that does not close. The Adviser determines which expenses fall into each category, subject to the oversight of the Board. See “SUMMARY OF FUND EXPENSES” in the Prospectus.

[Because expenses the Adviser has incurred in connection with a prospective Secondary Investment become reimbursable by the Fund only if that transaction closes, the Adviser has a financial interest in the completion of transactions it has negotiated on the Fund’s behalf, including those in respect of which the Adviser has submitted a letter of interest. That interest may conflict with the Adviser’s obligation to recommend an investment only where it is in the interests of the Fund. The Board reviews and approves the amounts reimbursable to the Adviser before they are paid. This arrangement applies only to expenses incurred before the Fund commenced operations; the costs of a transaction the Fund pursues after it has commenced operations are expenses of the Fund whether or not the transaction is completed. See “INVESTMENT OBJECTIVE AND STRATEGIES — How the Fund Acquires Interests” in the Prospectus.]

Compensation of the Portfolio Managers

The Portfolio Managers are compensated by the Adviser and receive no compensation from the Fund. Compensation consists of a base salary, a discretionary bonus and a performance bonus. The bonuses are determined by reference to the construction of the Fund’s portfolio and to the Fund’s investment performance.

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Securities Ownership of Portfolio Managers

The following table sets out the dollar range of Common Shares beneficially owned by each of the Portfolio Managers as of the date of this SAI, within the following ranges: None; $1 – $10,000; $10,001 – $50,000; $50,001 – $100,000; $100,001 – $500,000; $500,001 – $1,000,000; or over $1,000,000.

Name	Dollar Range of Common Shares Owned
Robert E. Ghenchev	[•]*
Hamed Alam	None

____________

* Held indirectly through the Adviser, which is the Fund’s sole shareholder as of the date of this SAI.

Limitation of Liability and Indemnification

[The Investment Management Agreement provides that, in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties to the Fund, neither the Adviser nor any of its members, managers, officers, employees or affiliates will be liable to the Fund for any error of judgment, mistake of law, or act or omission in connection with the performance of services to the Fund, except as may otherwise be provided under provisions of applicable state law or federal securities law that cannot be waived or modified. The Investment Management Agreement further provides that the Fund will indemnify the Adviser and those persons against liabilities and expenses reasonably incurred in connection with the performance of their duties under the Investment Management Agreement, other than liabilities and expenses arising from willful misfeasance, bad faith, gross negligence or reckless disregard of their obligations and duties. Expenses may be advanced before final disposition of a proceeding only where the person undertakes to repay the advance if it is ultimately determined that indemnification was not available, and only where the advance is approved in the manner required by the 1940 Act and the rules and interpretations thereunder.]

Transfer Agent

[•] (the “Transfer Agent”), whose principal business address is [•], serves as the Fund’s transfer agent, dividend disbursing agent and registrar. It is expected that the Transfer Agent will also serve as the Plan Administrator under the Fund’s dividend reinvestment plan. In those capacities the Transfer Agent maintains the register of Common Shareholders, processes transfers of Common Shares, disburses distributions, maintains the accounts of participants in the dividend reinvestment plan and furnishes them with confirmations, and performs the related recordkeeping and shareholder communication functions. [The Transfer Agent is paid a fee for those services and is reimbursed for out-of-pocket expenses. The Transfer Agent is not an affiliated person of the Fund or of the Adviser.] See “CUSTODIAN, TRANSFER AND DIVIDEND DISBURSING PAYING AGENT AND REGISTRAR” and “DIVIDEND REINVESTMENT PLAN” in the Prospectus.

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BROKERAGE ALLOCATION AND OTHER PRACTICES

The Fund expects to effect transactions in interests in Underlying Funds primarily through negotiated processes with counterparties or through intermediaries such as investment banks, placement agents and secondary market advisers. The Adviser selects intermediaries with a view toward obtaining favorable terms, considering factors such as price, certainty of execution, timing, transfer restrictions and the overall reasonableness of costs. The Fund may incur transaction-related fees or commissions in connection with those activities. The proportion of the Fund’s acquisitions that will be intermediated is not known. Fees paid to an intermediary in connection with the acquisition of an interest in an Underlying Fund are generally included in the cost of that investment rather than charged to the Fund as an ongoing expense.

The Fund may also hold direct interests in, and co-investments alongside Underlying Funds in, operating companies, and may receive securities of operating companies in distributions in kind from Underlying Funds. Where such a security is publicly traded, a transaction in it would be effected through a broker in the ordinary way, and the Fund would pay brokerage commissions on it. In selecting brokers for those transactions the Adviser seeks best execution, considering the price of the security, the commission, the size and difficulty of the order, the broker’s execution capability and its financial responsibility. See “INVESTMENT OBJECTIVE AND STRATEGIES — Direct Interests in Companies” in the Prospectus.

The Adviser does not currently have any arrangement under which it obtains research or other products or services from a broker in return for, or on the basis of, brokerage commissions paid by the Fund, and does not currently consider the provision of research or other products or services in selecting a broker for the Fund. Section 28(e) of the Securities Exchange Act of 1934 would permit such an arrangement, and the Adviser may enter into one in the future.

The Fund does not expect to effect transactions through a broker that is an affiliated person of the Fund or of the Adviser. Neither the Fund nor the Adviser has an affiliated broker-dealer. Any transaction effected through such a broker would be subject to Section 17(e) of the 1940 Act and the rules under it.

The Fund has not commenced operations and has not paid brokerage commissions to any broker.

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U.S. FEDERAL INCOME TAX MATTERS

The following is a summary discussion of certain U.S. federal income tax consequences that may be relevant to a Common Shareholder (“Common Shareholder” or collectively, “Common Shareholders”) that acquires, holds and/or disposes of Common Shares of the Fund. This discussion only addresses U.S. federal income tax consequences to U.S. Common Shareholders who hold their Common Shares as capital assets and does not address all of the U.S. federal income tax consequences that may be relevant to particular Common Shareholders in light of their individual circumstances. This discussion also does not address the tax consequences to Common Shareholders who are subject to special rules, including, without limitation, banks and other financial institutions, insurance companies, dealers in securities or foreign currencies, traders in securities that have elected to mark-to-market their securities holdings, foreign holders, persons who hold their Common Shares as or in a hedge against currency risk, or as part of a constructive sale, straddle or conversion transaction, or tax-exempt or tax-deferred plans, accounts, or entities. In addition, the discussion does not address any state, local, or foreign tax consequences. The discussion reflects applicable income tax laws of the United States as of the date hereof, which tax laws may be changed or subject to new interpretations by the courts or the Internal Revenue Service (“IRS”) retroactively or prospectively, which could affect the continued validity of this summary. No attempt is made to present a detailed explanation of all U.S. federal income tax concerns affecting the Fund and its Common Shareholders, and the discussion set forth herein does not constitute tax advice. Investors are urged to consult their own tax advisors before making an investment in the Fund to determine the specific tax consequences to them of investing in the Fund, including the applicable federal, state, local and foreign tax consequences as well as the effect of possible changes in tax laws.

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Fund Taxation

The Fund intends to elect to be treated, and to qualify each year, as a “regulated investment company” under Subchapter M of the Code, so that it will generally not pay U.S. federal income tax on income and capital gains timely distributed (or treated as being distributed, as described below) to Common Shareholders. If the Fund qualifies as a regulated investment company and distributes to its Common Shareholders at least 90% of the sum of (i) its “investment company taxable income” as that term is defined in the Code (which includes, among other things, dividends, taxable interest, the excess of any net short-term capital gains over net long-term capital losses and certain net foreign exchange gains as reduced by certain deductible expenses) without regard to the deduction for dividends paid, and (ii) the excess of its gross tax-exempt interest, if any, over certain disallowed deductions, the Fund will be relieved of U.S. federal income tax on any income of the Fund, including long-term capital gains, distributed to Common Shareholders. However, if the Fund retains any investment company taxable income or “net capital gain” (i.e., the excess of net long-term capital gain over net short-term capital loss), it will be subject to U.S. federal income tax at regular corporate federal income tax rates (currently at a rate of 21%) on the amount retained. The Fund intends to distribute at least annually all or substantially all of its investment company taxable income (determined without regard to the deduction for dividends paid), net tax-exempt interest, if any, and net capital gain. Under the Code, the Fund will generally be subject to a nondeductible 4% federal excise tax on the portion of its undistributed ordinary income and capital gains if it fails to meet certain distribution requirements with respect to each calendar year. In order to avoid the 4% federal excise tax, the required minimum distribution is generally equal to the sum of 98% of the Fund’s ordinary income (computed on a calendar year basis, and taking into account certain deferrals and elections), plus 98.2% of the Fund’s capital gain net income (generally computed for the one-year period ending on October 31) plus undistributed amounts from prior years on which the Fund paid no federal income tax. The Fund generally intends to make distributions in a timely manner in an amount at least equal to the required minimum distribution and therefore, under normal circumstances, does not expect to be subject to this excise tax. The Fund intends to distribute, with respect to each calendar year, amounts sufficient to avoid this excise tax. The Fund may be unable to do so in a given year.

In addition to the distribution requirements described above, the Fund must satisfy asset diversification requirements at the close of each quarter of its taxable year in order to qualify as a regulated investment company. Those requirements, the consequences of failing to satisfy them and the statutory cure provisions are described in the Prospectus under “CERTAIN TAX CONSIDERATIONS.”

If for any taxable year the Fund does not qualify as a regulated investment company for U.S. federal income tax purposes, it would be treated as a U.S. corporation subject to U.S. federal income tax, and possibly state and local income tax, and distributions to its Common Shareholders would not be deductible by the Fund in computing its taxable income. In such event, the Fund’s distributions, to the extent derived from the Fund’s current or accumulated earnings and profits, would generally constitute ordinary dividends, which generally would be eligible for the dividends received deduction available to corporate Common Shareholders under Section 243 of the Code, discussed below, and non-corporate Common Shareholders of the Fund generally would be able to treat such distributions as qualified dividend income eligible for reduced rates of U.S. federal income taxation, as discussed below, provided in each case that certain holding period and other requirements are satisfied.

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The Fund will make investments through Underlying Funds, some of which may be taxable as partnerships. An entity that is properly treated as a partnership for tax purposes (rather than a corporation or other entity taxable as a corporation) is not itself subject to federal income tax. Instead, each partner of the partnership must take into account its allocable share of the partnership’s income, gains, losses, deductions and credits (including all such items allocable to that partnership from investments in other partnerships) for each taxable year of the partnership ending with or within the partner’s taxable year, without regard to whether such partner has received or will receive corresponding cash distributions from the partnership. Accordingly, as a partner, the Fund may be required to recognize items of taxable income and gain prior to the time that the Fund receives corresponding cash distributions from an Underlying Fund. In such case, the Fund might have to borrow money or dispose of investments, including interests in Underlying Funds in order to make the distributions required in order to maintain its status as a RIC and to avoid the imposition of a federal income or excise tax.

Under applicable Treasury regulations and guidance published by the IRS, a regulated investment company whose shares are publicly offered may treat a distribution of its own shares as satisfying its distribution requirements where each shareholder may elect to receive its entire distribution in either cash or shares, provided that the aggregate amount of cash to be distributed to all shareholders is not less than 20% of the aggregate amount of the declared distribution and certain other requirements are met. Where those requirements are met, the amount of the distribution paid in shares is equal, for U.S. federal income tax purposes, to the amount of cash that could have been received instead, and the distribution is taken into account in determining whether the Fund has satisfied its distribution requirements and the distribution requirements applicable for purposes of the excise tax described above. The Fund may make distributions of this kind. See “DIVIDENDS AND DISTRIBUTIONS” in the Prospectus.

In addition, the character of a partner’s allocable share of items of partnership income, gain and loss generally will be determined as if the partner had realized such items directly. Underlying Funds classified as partnerships for federal income tax purposes may generate income allocable to the Fund that is not qualifying income for purposes of the source of income requirement described in the Prospectus under “CERTAIN TAX CONSIDERATIONS — Qualification and Taxation of the Fund as a Regulated Investment Company” (the “Source of Income Test”). To meet the Source of Income Test, the Fund may structure some of its investments in a way potentially increasing the taxes imposed thereon or in respect thereof, such as through a subsidiary corporation. Moreover, because the Fund may not have timely or complete information concerning the amount and sources of an Underlying Fund’s income until such income has been earned by the Underlying Fund or until a substantial amount of time thereafter, it may be difficult for the Fund to ensure that it satisfies the Source of Income Test.

If the Fund invests in certain positions such as pay-in-kind securities, zero coupon securities, deferred interest securities or, in general, any other securities with original issue discount (or with market discount if the Fund elects to include market discount in income currently), the Fund must accrue income on such investments for each taxable year, which generally will be prior to the receipt of the corresponding cash payments. However, the Fund must distribute, at least annually, all or substantially all of its net investment income, including such accrued income, to Common Shareholders to avoid U.S. federal income and excise taxes. Therefore, the Fund may have to dispose of its portfolio securities under disadvantageous circumstances to generate cash, or may have to leverage itself by borrowing the cash, to satisfy distribution requirements.

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The Fund may also acquire market discount bonds. A market discount bond is a security acquired in the secondary market at a price below its stated redemption price at maturity (or its adjusted issue price if it is also an original issue discount bond). If the Fund invests in a market discount bond, it will be required for federal income tax purposes to treat any gain recognized on the disposition of such market discount bond as ordinary income (instead of capital gain) to the extent of the accrued market discount unless the Fund elects to include the market discount in income as it accrues.

The Fund may invest in debt obligations that are in the lowest rating categories or are unrated, including debt obligations of issuers not currently paying interest or who are in default. Investments in debt obligations that are at risk of or in default present special tax issues. Tax rules are not entirely clear about issues such as when the Fund may cease to accrue interest, original issue discount or market discount, when and to what extent deductions may be taken for bad debts or worthless securities, how payments received on obligations in default should be allocated between principal and income and whether exchanges of debt obligations in a bankruptcy or workout context are taxable. These and other related issues will be addressed by the Fund when, as and if it invests in such securities, in order to seek to ensure that it distributes sufficient income to preserve its status as a regulated investment company and does not become subject to U.S. federal income or excise taxes.

The Fund may engage in various transactions utilizing options, futures contracts, forward contracts, hedge instruments, straddles, and other similar transactions. Such transactions may be subject to special provisions of the Code that, among other things, affect the character of any income realized by the Fund from such investments, accelerate recognition of income to the Fund, defer Fund losses and affect the determination of whether capital gain or loss is characterized as long-term or short-term capital gain or loss. These rules could therefore affect the character, amount and timing of distributions to Common Shareholders. These provisions may also require the Fund to mark-to-market certain positions in its portfolio (i.e., treat them as if they were closed out), which may cause the Fund to recognize income without receiving cash with which to make distributions in amounts necessary to satisfy the distribution requirements for avoiding U.S. federal income and excise taxes. In addition, certain Fund investments may produce income that will not be qualifying income for purposes of the 90% income test. The Fund will monitor its investments and transactions, will make the appropriate tax elections, and will make the appropriate entries in its books and records when it acquires an option, futures contract, forward contract, hedge instrument or other similar investment in order to mitigate the effect of these rules, prevent disqualification of the Fund as a regulated investment company and minimize the imposition of U.S. federal income and excise taxes, if possible.

The Fund’s transactions in broad based equity index futures contracts, exchange-traded options on such indices and certain other futures contracts (if any) are generally considered “Section 1256 contracts” for federal income tax purposes. Any unrealized gains or losses on such Section 1256 contracts are treated as though they were realized at the end of each taxable year. The resulting gain or loss is treated as sixty percent long-term capital gain or loss and forty percent short-term capital gain or loss. Gain or loss recognized on actual sales of Section 1256 contracts is treated in the same manner. As noted below, distributions of net short-term capital gain are taxable to Common Shareholders as ordinary income while distributions of net long-term capital gain are generally taxable to Common Shareholders as long-term capital gain, regardless of how long the Common Shareholder has held Common Shares of the Fund.

The Fund’s entry into an option or certain other contracts (if any) could be treated as the constructive sale of an appreciated financial position, causing the Fund to realize gain, but not loss, on the position.

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The Fund does not limit its investments by geography and may hold equity interests in non-U.S. corporations that are passive foreign investment companies, directly, through an Underlying Fund classified as a corporation, or through its proportionate share of the stock held by an Underlying Fund classified as a partnership. The consequences for the Fund, the elections that may be available to it and the practical limits on making them are described in the Prospectus under “CERTAIN TAX CONSIDERATIONS — Investments in Passive Foreign Investment Companies.”

The Fund may be subject to withholding and other taxes imposed by foreign countries, including taxes on interest, dividends and capital gains with respect to its investments in those countries (if any), which would, if imposed, reduce the yield on or return from those investments. Tax treaties between certain countries and the U.S. may reduce or eliminate such taxes in some cases. Because the Fund does not expect more than 50% of the value of its total assets to consist of securities of foreign issuers, it does not expect to be eligible to elect to pass foreign taxes through to Common Shareholders.

If the Fund utilizes leverage through borrowing, asset coverage limitations imposed by the 1940 Act as well as additional restrictions that may be imposed by certain lenders on the payment of dividends or distributions could potentially limit or eliminate the Fund’s ability to make distributions on its common stock until the asset coverage is restored. These limitations could prevent the Fund from distributing at least 90% of its investment company taxable income as is required under the Code and therefore might jeopardize the Fund’s qualification as a regulated investment company and/or might subject the Fund to the nondeductible 4% federal excise tax discussed above. Upon any failure to meet the asset coverage requirements imposed by the 1940 Act, the Fund may, in its sole discretion and to the extent permitted under the 1940 Act, purchase or redeem shares of preferred stock, if any, in order to maintain or restore the requisite asset coverage and avoid the adverse consequences to the Fund and its Common Shareholders of failing to meet the distribution requirements. There can be no assurance, however, that any such action would achieve these objectives. The Fund generally will endeavor to avoid restrictions on its ability to distribute dividends.

A RIC is limited in its ability to deduct expenses in excess of its investment company taxable income. If the Fund’s deductible expenses in a given taxable year exceed the Fund’s investment company taxable income, the Fund may incur a net operating loss for that taxable year. However, a RIC is not permitted to carry forward net operating losses to subsequent taxable years and such net operating losses do not pass through to its shareholders. In addition, deductible expenses can be used only to offset investment company taxable income, not net capital gain. A RIC may not use any net capital losses (that is, the excess of realized capital losses over realized capital gains) to offset its investment company taxable income, but may carry forward such net capital losses, and use them to offset future capital gains, indefinitely. In the event that the Fund were to experience an ownership change as defined under the Code, the capital loss carryforwards and other favorable tax attributes of the Fund, if any, may be subject to limitation. If the Fund invests in other investment companies that qualify as RICs, distributions of short-term capital gains by such investment companies will be treated as ordinary income to the Fund and would not be offset by the Fund’s capital loss carryforwards, if any. Additionally, capital loss carryforwards of such underlying RICs would be unavailable to offset capital gains of the Fund.

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The Fund will acquire interests in Underlying Funds in exchange for Common Shares, as described in the Prospectus under “IN-KIND CONTRIBUTIONS OF UNDERLYING FUND INTERESTS.” Section 351(e) of the Code provides that Section 351 does not apply to a transfer of property to an investment company, and a regulated investment company is an investment company for that purpose. Under the regulations under Section 351, a transfer ordinarily results in the diversification of the transferors’ interests, and is therefore a transfer to an investment company, where two or more persons transfer non-identical assets to a corporation in the same exchange. Because the Contributors transfer interests in different Underlying Funds in the same exchange, the Fund expects those contributions not to qualify under Section 351, and expects to take a tax basis in each interest contributed equal to its fair market value at the time of the contribution, with the Contributor recognizing gain or loss on the exchange. No Contributor should assume that any particular transfer will qualify for tax-free treatment. If a contribution does qualify under Section 351, the Fund recognizes no gain or loss on the issuance of Common Shares and takes a carryover tax basis in the interest it acquires, increased by any gain recognized by the Contributor, and the Fund inherits the built-in gain in that interest. In that case, when the Fund subsequently disposes of such an interest, or when the Underlying Fund realizes gain on an underlying investment, the Fund recognizes the appreciation that accrued before the contribution as well as the appreciation that accrued after it, and is required to distribute that gain in order to maintain its status as a regulated investment company and to avoid the excise tax described above. That gain is distributed to the Common Shareholders holding Common Shares at the time of the distribution, including Common Shareholders who did not hold Common Shares when the contribution was made. If a contribution does not qualify under Section 351, the Fund takes a tax basis in the interest contributed equal to its fair market value at the time of the contribution, and the Contributor recognizes gain or loss on the exchange. See “CERTAIN TAX CONSIDERATIONS — In-Kind Contributions of Underlying Fund Interests” in the Prospectus.

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Common Shareholder Taxation

Distributions of investment company taxable income are generally taxable as ordinary income to the extent of the Fund’s current and accumulated earnings and profits. Distributions of net investment income designated by the Fund as derived from qualified dividend income will be taxed in the hands of individuals and other non-corporate taxpayers at the rates applicable to long-term capital gain, provided certain holding period and other requirements are met at both the shareholder and Fund levels. A dividend will not be treated as qualified dividend income (at either the Fund or shareholder level) (i) if the dividend is received with respect to any share of stock held for fewer than 61 days during the 121-day period beginning on the date which is 60 days before the date on which such share becomes ex-dividend with respect to such dividend (or, in the case of certain preferred stock, 91 days during the 181-day period beginning 90 days before such date), (ii) to the extent that the recipient is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property, (iii) if the recipient elects to have the dividend income treated as investment income for purposes of the limitation on deductibility of investment interest, or (iv) if the dividend is received from a foreign corporation that is (a) not eligible for the benefits of a comprehensive income tax treaty with the U.S. which the IRS has approved for these purposes (with the exception of dividends paid on stock of such a foreign corporation that is readily tradable on an established securities market in the U.S.) or (b) treated as a passive foreign investment company. If the Fund receives dividends from another investment company that qualifies as a regulated investment company, and the other investment company designates such dividends as qualified dividend income, then the Fund is permitted in turn to designate a portion of its distributions as qualified dividend income, provided the Fund meets holding period and other requirements with respect to shares of the other investment company. Qualified dividend income does not include interest from fixed income securities and generally does not include income from REITs. If the Fund lends portfolio securities, amounts received by the Fund that is the equivalent of the dividends paid by the issuer on the securities loaned will not be eligible for qualified dividend income treatment. The Fund can provide no assurance regarding the portion of its dividends that will qualify for qualified dividend income treatment.

Under Treasury regulations, certain distributions reported by a regulated investment company as section 163(j) interest dividends may be treated as interest income by shareholders for purposes of the tax rules applicable to interest expense limitations under Code section 163(j). Such treatment by the shareholder is generally subject to holding period requirements and other potential limitations, although the holding period requirements are generally not applicable to dividends declared by money market funds and certain other funds that declare dividends daily and pay such dividends on a monthly or more frequent basis. The Fund’s Common Shareholders will not be eligible for this exception to the holding period requirements. The amount that the Fund is eligible to report as a Section 163(j) dividend for a tax year is generally limited to the excess of the Fund’s business interest income over the sum of the Fund’s (i) business interest expense and (ii) other deductions properly allocable to the Fund’s business interest income.

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Distributions to Common Shareholders of net investment income received by the Fund from taxable investments, if any, including temporary taxable investments, and of net short-term capital gains realized by the Fund, if any, will be taxable to Common Shareholders as ordinary income. Distributions by the Fund of net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss), if any, are taxable as long-term capital gain, regardless of the length of time the Common Shareholder has owned the shares with respect to which such distributions are made. The amount of taxable income allocable to the Fund’s shares will depend upon the amount of such income realized by the Fund. Distributions, if any, in excess of the Fund’s earnings and profits will first reduce the adjusted tax basis of a Common Shareholder’s shares and, after that basis has been reduced to zero, will constitute capital gain to the Common Shareholder (assuming the shares are held as a capital asset). The U.S. federal income tax status of all distributions will be designated by the Fund and reported to Common Shareholders annually.

Certain distributions by the Fund may qualify for the dividends received deduction available to corporate Common Shareholders under Section 243 of the Code, subject to certain holding period and other requirements, but generally only to the extent the Fund earned dividend income from stock investments in U.S. domestic corporations (but not including real estate investment trusts). Additionally, if the Fund receives dividends from another investment company that qualifies as a regulated investment company, and the other investment company designates such dividends as eligible for the dividends received deduction, then the Fund is permitted in turn to designate a portion of its distributions as eligible for the dividends received deduction, provided the Fund meets holding period and other requirements with respect to shares of the other investment company. As long as the Fund qualifies as a RIC under the Code, it is not expected that any significant part of its distributions to Common Shareholders from its investments will qualify for the dividends-received deduction available to corporate Common Shareholders.

A Common Shareholder may elect to have all dividends and distributions automatically reinvested in Common Shares of the Fund. For U.S. federal income tax purposes, all dividends are generally taxable regardless of whether a Common Shareholder takes them in cash or they are reinvested in additional Common Shares of the Fund.

If a Common Shareholder’s distributions are automatically reinvested in additional Common Shares, for U.S. federal income tax purposes, the Common Shareholder will be treated as having received a distribution in the amount of the cash dividend that the Common Shareholder would have received if the Common Shareholder had elected to receive cash, except that, where the Common Shares are issued at a price that is less than 95% of their fair market value, the Common Shareholder will be treated as receiving a distribution equal to the fair market value of the Common Shares received. Common Shares issued under the Plan are newly issued in every case and are issued at the price described in the Prospectus under “DIVIDEND REINVESTMENT PLAN.”

The Fund intends to distribute all realized net capital gains, if any, at least annually. If, however, the Fund were to retain any net capital gain, the Fund may designate the retained amount as undistributed capital gains in a notice to Common Shareholders who, if subject to U.S. federal income tax on long-term capital gains, (i) will be required to include in income, as long-term capital gain, their proportionate share of such undistributed amount, and (ii) will be entitled to credit their proportionate share of the federal income tax paid by the Fund on the undistributed amount against their U.S. federal income tax liabilities, if any, and to claim refunds to the extent the credit exceeds such liabilities. For U.S. federal income tax purposes, the tax basis of Common Shares owned by a Common Shareholder will be increased by the difference between the amount of undistributed net capital gain included in the Common Shareholder’s gross income and the federal income tax deemed paid by the Common Shareholder.

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Any dividend declared by the Fund in October, November or December with a record date in such a month and paid during the following January will be treated for U.S. federal income tax purposes as paid by the Fund and received by Common Shareholders on December 31 of the calendar year in which it is declared.

At the time of an investor’s purchase of the Fund’s Common Shares, a portion of the purchase price may be attributable to realized or unrealized appreciation in the Fund’s portfolio or undistributed taxable income of the Fund. Consequently, subsequent distributions by the Fund with respect to these Common Shares from such appreciation or income may be taxable to such investor even if the net asset value of the investor’s Common Shares is, as a result of the distributions, reduced below the investor’s cost for such Common Shares and the distributions economically represent a return of a portion of the investment. Investors should consider the tax implications of purchasing Common Shares just prior to a distribution.

The IRS has taken the position that if a regulated investment company has two or more classes of shares, it must designate distributions made to each class in any year as consisting of no more than such class’ proportionate share of particular types of income (e.g., ordinary income and net capital gains). Consequently, if both common stock and preferred stock are outstanding, the Fund intends to designate distributions made to each class of particular types of income in accordance with each class’ proportionate share of such income. Thus, the Fund will designate to the extent applicable, dividends qualifying for the corporate dividends received deduction (if any), income not qualifying for the dividends received deduction, qualified dividend income, ordinary income, exempt interest and net capital gain in a manner that allocates such income between the holders of common stock and preferred stock in proportion to the total dividends paid to each class during or for the taxable year, or otherwise as required by applicable law. However, for purposes of determining whether distributions are out of the Fund’s current or accumulated earnings and profits, the Fund’s earnings and profits will be allocated first to the Fund’s preferred stock, if any, and then to the Fund’s common stock. In such a case, since the Fund’s current and accumulated earnings and profits will first be used to pay dividends on the preferred stock, distributions in excess of such earnings and profits, if any, will be made disproportionately to holders of common stock.

In addition, solely for the purpose of satisfying the 90% distribution requirement and the distribution requirement for avoiding federal excise taxes, certain distributions made after the close of a taxable year of the Fund may be “spilled back” and treated as paid during such taxable year. In such case, Common Shareholders will be treated as having received such dividends in the taxable year in which the distribution was actually made.

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Sales, exchanges and other dispositions of the Fund’s Common Shares generally are taxable events for Common Shareholders that are subject to federal income tax. Common Shareholders should consult their own tax advisors regarding their individual circumstances to determine whether any particular transaction in the Fund’s Common Shares is properly treated as a sale or exchange for federal income tax purposes (as the following discussion assumes) and the tax treatment of any gains or losses recognized in such transactions. Generally, gain or loss will be equal to the difference between the amount of cash and the fair market value of other property received (including securities distributed by the Fund) and the Common Shareholder’s adjusted tax basis in the Common Shares sold or exchanged. In general, any gain or loss realized upon a taxable disposition of Common Shares will be treated as long-term capital gain or loss if the Common Shares have been held for more than one year. Otherwise, the gain or loss on the taxable disposition of the Fund’s Common Shares will be treated as short-term capital gain or loss. However, any loss realized by a Common Shareholder upon the sale or other disposition of Common Shares with a tax holding period of six months or less will be treated as a long-term capital loss to the extent of any amounts treated as distributions of long-term capital gain with respect to such Common Shares. For the purposes of calculating the six-month period, the holding period is suspended for any periods during which the Common Shareholder’s risk of loss is diminished as a result of holding one or more other positions in substantially similar or related property or through certain options, short sales or contractual obligations to sell. Long-term capital gain recognized by an individual is subject to a maximum U.S. federal income tax rate of 20%, and to a lower rate where the individual’s income does not exceed certain threshold amounts. The ability to deduct capital losses may be subject to limitations. In addition, losses on sales or other dispositions of Common Shares may be disallowed under the “wash sale” rules in the event a Common Shareholder acquires substantially identical stock or securities (including those made pursuant to reinvestment of dividends) within a period of 61 days beginning 30 days before and ending 30 days after a sale or other disposition of Common Shares. In such a case, the disallowed portion of any loss generally would be included in the U.S. federal income tax basis of the Common Shares acquired.

An additional 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends and capital gain distributions received from the Fund and net gains from redemptions or other taxable dispositions of Common Shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds certain threshold amounts.

From time to time, the Fund may repurchase its Common Shares. Common Shareholders who tender all Common Shares held, and those considered to be held (through attribution rules contained in the Code), by them will be treated as having sold their Common Shares and generally will realize a capital gain or loss. If a Common Shareholder tenders fewer than all of his, her or its Common Shares (including those considered held through attribution), such Common Shareholder may be treated as having received a taxable dividend upon the tender of its Common Shares. If a tender offer is made, there is a risk that non-tendering Common Shareholders will be treated as having received taxable distributions from the Fund. To the extent that the Fund recognizes net gains on the liquidation of portfolio securities to meet such tenders of Common Shares, the Fund will be required to make additional distributions to its Common Shareholders. If the Board determines that a tender offer will be made by the Fund, the federal income tax consequences of such offer will be discussed in materials that will be available at such time in connection with the specific tender offer, if any.

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The Code requires that the Fund withhold, as “backup withholding,” 24% of reportable payments, including dividends, capital gain distributions and the proceeds of sales or other dispositions of the Fund’s stock paid to Common Shareholders who have not complied with IRS regulations. In order to avoid this withholding requirement, Common Shareholders must certify on their account applications, or on a separate IRS Form W-9, that the social security number or other taxpayer identification number they provide is their correct number and that they are not currently subject to backup withholding, or that they are exempt from backup withholding. The Fund may nevertheless be required to withhold if it receives notice from the IRS or a broker that the number provided is incorrect or backup withholding is applicable. Backup withholding is not an additional tax. Any amount withheld may be allowed as a refund or a credit against the Common Shareholder’s U.S. federal income tax liability if the appropriate information (such as the timely filing of the appropriate federal income tax return) is provided to the IRS.

Under Treasury regulations, if a Common Shareholder recognizes a loss with respect to Common Shares of $2 million or more in a single taxable year (or $4 million or more in any combination of taxable years) for an individual Common Shareholder, S corporation or trust or $10 million or more in a single taxable year (or $20 million or more in any combination of years) for a Common Shareholder who is a C corporation, such Common Shareholder will generally be required to file with the IRS a disclosure statement on Form 8886. Direct shareholders of portfolio securities are generally excepted from this reporting requirement, but under current guidance, shareholders of a regulated investment company are not excepted. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all regulated investment companies. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Common Shareholders should consult their tax advisors to determine the applicability of these regulations in light of their individual circumstances.

A Common Shareholder that is exempt from U.S. federal income tax, such as a qualified retirement plan, an individual retirement account, a charitable organization or an endowment, generally is not subject to U.S. federal income tax on distributions from the Fund or on gain from the disposition of Common Shares, unless the Common Shares are debt-financed property in its hands. Because the Fund is a regulated investment company, income and gain allocated to it by an Underlying Fund that is classified as a partnership, including income and gain that would be unrelated business taxable income if realized directly by a tax-exempt investor, does not retain that character when distributed by the Fund. A tax-exempt investor therefore does not incur unrelated business taxable income by holding Common Shares by reason of the Fund’s investments in Underlying Funds. Tax-exempt investors should consult their own tax advisers.

Non-U.S. Common Shareholders

If you are a non-U.S. Common Shareholder (i.e., a Common Shareholder other than a U.S. citizen or resident or a U.S. corporation, partnership, estate or trust), you should be aware that, generally, distributions from the Fund will be characterized as dividends for U.S. federal income tax purposes (other than dividends which the Fund properly reports as capital gain dividends) and will be subject to U.S. federal income taxes, including withholding taxes, subject to certain exceptions described below. Dividends will generally be subject to a U.S. withholding tax of 30% of the distribution.

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However, distributions received by a non-U.S. Common Shareholder from the Fund that are properly reported by the Fund as capital gain dividends may not be subject to U.S. federal income taxes, including withholding taxes. Distributions from the Fund that are properly reported by the Fund as an interest-related dividend attributable to certain interest income received by the Fund or as a short-term capital gain dividend attributable to certain net short-term capital gain income received by the Fund may not be subject to U.S. federal income taxes, including withholding taxes when received by certain non-U.S. Common Shareholders.

In addition, some non-U.S. Common Shareholders may be eligible for a reduction or elimination of U.S. withholding taxes under a treaty.

Any capital gain realized on the sale, redemption, retirement or other taxable disposition of Common Shares by a non-U.S. Common Shareholder will be exempt from U.S. federal income and withholding tax, provided that (i) the gain is not effectively connected with the conduct of a trade or business in the United States by the non-U.S. Common Shareholder and (ii) in the case of an individual non-U.S. Common Shareholder, the non-U.S. Common Shareholder is not present in the United States for 183 days or more in the taxable year and does not otherwise have a “tax home” within the United States.

Separately, the United States, pursuant to the Foreign Account Tax Compliance Act (“FATCA”) imposes a 30% tax on certain non-U.S. entities that receive U.S. source interest or dividends if the non-U.S. entity does not comply with certain U.S. disclosure and reporting requirements.

Backup withholding applies to a non-U.S. Common Shareholder that does not provide one of the IRS forms described below. See “U.S. FEDERAL INCOME TAX MATTERS — Common Shareholder Taxation” above.

To claim a reduction of withholding (including an exclusion from the FATCA tax and backup withholding), a Common Shareholder must provide the institution through which the Common Shareholder has purchased its shares with a U.S. IRS Form W-8BEN, W-8BEN-E, W-8IMY, W-8ECI, or W-8EXP.

If income from the Fund is effectively connected with a U.S. trade or business of the non-U.S. Common Shareholder, the income, although exempt from the withholding tax discussed above, will be subject to U.S. federal income tax at graduated rates. In addition, if the non-U.S. Common Shareholder is a non-U.S. corporation, it will be subject to a branch profits tax equal to 30% of its “effectively connected earnings and profits” within the meaning of the Code for the taxable year, as adjusted for certain items, unless it qualifies for a lower rate or an exemption under an applicable tax treaty. A non-U.S. Common Shareholder other than an individual or corporation (or an entity treated as such for U.S. federal income tax purposes) holding the Common Shares on its own behalf may have substantially increased reporting requirements. In particular, in the case of Common Shares held by a non-U.S. partnership or non-U.S. trust, the partners or beneficiaries, as the case may be, may be required to provide certain additional information.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM; LEGAL COUNSEL

[•], located at [•], serves as the independent registered public accounting firm for the Fund. Its services include auditing the Fund’s financial statements.

Stradley Ronon Stevens & Young, LLP, 2000 K Street, N.W., Suite 700, Washington, D.C. 20006, serves as counsel to the Fund and to the Adviser.

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[•] serves as legal counsel to the underwriters.

ADMINISTRATOR

[•] (the “Administrator”), whose principal business address is [•], provides administrative and accounting services to the Fund under a fund servicing agreement between the Fund and the Administrator (the “Fund Servicing Agreement”). The services the Administrator provides, the Administration Fee payable to it, and the reimbursement of its out-of-pocket expenses, are described in the Prospectus under “ADMINISTRATION — Fund Servicing Agreement.”

[The Fund Servicing Agreement has an initial term of [•] and continues in effect thereafter until terminated. It may be terminated by either party on [•] days’ prior written notice.]

[The Administrator is not an affiliated person of the Fund or of the Adviser.]

CUSTODIAN

[•], which has its principal office at [•] (the “Custodian”), serves as the custodian of the assets of the Fund under a custody agreement between the Fund and the Custodian, and may maintain custody of those assets with U.S. and non-U.S. sub-custodians (which may be banks, trust companies, securities depositories and clearing agencies) in accordance with Section 17(f) of the 1940 Act and the rules thereunder. Assets of the Fund are not held by the Adviser and are not commingled with the assets of other accounts, other than to the extent that securities are held in the name of the Custodian or of a U.S. or non-U.S. sub-custodian in a securities depository, clearing agency or omnibus customer account of that custodian.

The Fund’s investments consist principally of limited partnership and limited liability company interests in Underlying Funds. Those interests are not certificated, are not eligible for deposit in the securities depository system, and are not capable of physical custody. The Custodian therefore maintains records of those interests, and holds the subscription documents, transfer documents, side letters and other instruments evidencing them, rather than holding the interests themselves. The interests are recorded on the books of the relevant Underlying Fund in the name of the Fund or, where the Fund holds an interest through an Intermediate Vehicle, in the name of that Intermediate Vehicle.

PROXY VOTING POLICIES AND PROCEDURES

The Board has adopted proxy voting policies and procedures for the Fund (the “Proxy Voting Policy”) and has delegated to the Adviser the responsibility for voting proxies, and for exercising other voting and consent rights, in respect of the Fund’s investments, subject to the oversight of the Board. The Adviser has adopted proxy voting policies and procedures of its own under Rule 206(4)-6 under the Advisers Act, which the Board has approved and which the Adviser applies in acting for the Fund.

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Matters on Which the Fund Votes

The Fund does not invest principally in the voting securities of public operating companies, and the matters on which it votes differ correspondingly from those a fund investing in listed equities encounters. The Fund’s voting and consent rights arise principally in its capacity as a limited partner or member of an Underlying Fund. Matters submitted to it in that capacity typically include amendments to an Underlying Fund’s partnership agreement or other governing documents; extensions of an Underlying Fund’s term or of its investment period; changes to management fees, carried interest or expense arrangements; the removal or replacement of a general partner or manager, or the early termination of an Underlying Fund; key-person and successor arrangements; consents to transfers of interests; waivers of an Underlying Fund’s investment restrictions or of conflicts of interest; and the election of, and matters put to, a limited partner advisory committee.

The Fund may also hold direct interests in, and co-investments alongside Underlying Funds in, operating companies, and may receive securities of operating companies in distributions in kind from Underlying Funds. Such holdings may carry voting or consent rights, whether the company is privately held or publicly traded.

The Proxy Voting Policy applies to all of the foregoing and to any other matter submitted for the vote or consent of the holders of an interest or security held by the Fund, whether or not it takes the form of a proxy, and whether the Fund holds the interest or security directly or through an Intermediate Vehicle.

How the Adviser Votes

The Adviser votes each matter in the manner it determines in good faith to be in the best interests of the Fund. In reaching a determination the Adviser considers, among other things, the effect of the matter on the value of the Fund’s investment and on the Fund’s ability to realize it, the terms on which the Fund made the investment, the position taken by other investors where that is known to the Adviser, and the Fund’s continuing relationship with the Underlying Fund Manager or company.

The Adviser may determine that it is in the best interests of the Fund not to vote a particular matter, including where the costs of voting, or restrictions or obligations that attach to voting, outweigh the benefit to the Fund. The Fund may also be unable to vote a matter, including where its interest carries no vote on that matter, where it is excluded from voting as an interested or affiliated holder, or where the timetable set by the person soliciting the vote does not permit the Fund to act. The Adviser records the reason in each case.

Conflicts of Interest

A material conflict of interest may arise where the Adviser, or a person affiliated with the Adviser, has an interest in the outcome of a matter that differs from the interest of the Fund. That may occur, among other circumstances, where another client of the Adviser or another vehicle managed by the Adviser holds a different interest in the same Underlying Fund or in the same company, where the Adviser or an affiliate has a business relationship with the Underlying Fund Manager or with the person soliciting the vote, or where the Adviser is seeking a commitment, an allocation or other benefit from that person for the Fund or for another client.

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Where the Adviser identifies a material conflict of interest in respect of a matter, it resolves the conflict in a manner it determines in good faith to be in the best interests of the Fund, and documents the basis for its determination. Depending on the nature and significance of the conflict, the Adviser may refer the matter to the Independent Trustees, together with the relevant facts, the Adviser’s recommendation and the basis for it, and vote as the Independent Trustees direct; may obtain the recommendation of an independent third party; or may abstain. The Adviser reports material conflicts and their resolution to the Board at its next regular meeting. Where the Independent Trustees cannot be convened within the time available, the Adviser does not vote the matter unless a failure to vote would itself be adverse to the Fund, in which case it votes in the manner it determines in good faith to be in the best interests of the Fund and reports the matter to the Independent Trustees at their next regular meeting.

Where the Adviser abstains or obtains the recommendation of an independent third party other than in the circumstances described above, it does so because it has determined that course to be in the best interests of the Fund. The Adviser does not resolve a material conflict of interest by voting in accordance with the recommendation of the Underlying Fund Manager or other sponsor or agent soliciting the vote. See “CONFLICTS OF INTEREST” in the Prospectus.

Records and Board Oversight

The Adviser maintains records of the matters submitted to the Fund for vote or consent, of how each was voted, of the reason any matter was not voted, and of the referral and resolution of any matter involving a material conflict of interest. The Board reviews the Fund’s voting record and the operation of the Proxy Voting Policy at least annually, and the Proxy Voting Policy may be amended only with the approval of the Board.

Availability of Voting Information

The Fund files its complete proxy voting record for the twelve months ended June 30 on Form N-PX no later than August 31 of each year. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge, upon request, by calling the Fund at (415) 663-6897, and on the SEC’s website at sec.gov. Because the Fund does not invest principally in the voting securities of public operating companies, many of the matters on which the Fund votes are not proxies relating to portfolio securities required to be reported on Form N-PX, and the Fund may report for a given period that it voted no proxies required to be reported.

A copy of the Proxy Voting Policy is available without charge, upon request, by calling the Fund at (415) 663-6897.

CALCULATION OF NET ASSET VALUE

The Fund determines its NAV per Common Share as of the last business day of each calendar month (each, a “Determination Date”), and, in addition, as of such other dates as the Board or the Adviser determines in order to permit a transaction that is required to be priced by reference to a recent determination of NAV. See “CALCULATION OF NET ASSET VALUE; VALUATION” in the Prospectus. The NAV of the Fund equals, unless otherwise noted, the value of the total assets of the Fund, less all of its liabilities, including accrued fees and expenses, each determined as of the relevant Determination Date, and the NAV per Common Share is that amount divided by the number of Common Shares outstanding as of that date.

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The Board has approved valuation procedures for the Fund and has designated the Adviser as the Fund’s Valuation Designee under Rule 2a-5 under the 1940 Act, subject to the oversight of the Board. The Fund’s investments consist principally of interests in Underlying Funds, for which market quotations are not readily available and which are accordingly valued at fair value in accordance with the Valuation Policy, generally by reference to the most recent NAV reported by the relevant Underlying Fund Manager, adjusted as the Valuation Policy provides.

The frequency with which the Fund determines its NAV, the Valuation Policy and the valuation methodologies applied under it, the publication of the Fund’s NAV, and the treatment of information that becomes known to the Fund after a NAV has been determined, are described in the Prospectus under “CALCULATION OF NET ASSET VALUE; VALUATION.”

CONTROL PERSONS AND PRINCIPAL SHAREHOLDERS

Under the 1940 Act, a person who beneficially owns, either directly or through one or more controlled companies, more than 25% of the voting securities of a company is presumed to control that company, and a person who owns beneficially 5% or more of the outstanding voting securities of a company is an affiliated person of that company. A person may also be a control person by reason of the power to exercise a controlling influence over the management or policies of a company.

As of the date of this SAI, the Adviser owns all of the outstanding Common Shares, which were issued to it in exchange for the Fund’s initial capital of $100,000, and the Adviser is therefore a control person of the Fund. The Adviser intends to retain those Common Shares following the completion of the offering of Common Shares described in the Prospectus. Upon the completion of that offering, the Adviser’s proportionate holding will fall below the level at which control is presumed, and the Adviser is not expected to be a control person of the Fund thereafter. See “OUTSTANDING SECURITIES” in the Prospectus.

Immediately following the closing of that offering, the Fund will issue Common Shares to the Contributors in exchange for interests in Underlying Funds. The Fund will not issue Common Shares to a Contributor if, immediately following that issuance, the Contributor together with its affiliates would own more than 25% of the outstanding Common Shares. No Contributor will therefore be presumed to control the Fund by reason of the Common Shares issued to it. A Contributor owning 5% or more of the outstanding Common Shares will be a principal Common Shareholder of the Fund and an affiliated person of the Fund for purposes of the 1940 Act. See “IN-KIND CONTRIBUTIONS OF UNDERLYING FUND INTERESTS” in the Prospectus.

The following table sets out each person who, as of the date of this SAI, owns of record, or is known by the Fund to own beneficially, 5% or more of the outstanding Common Shares.

[TABLE — Principal Common Shareholders. Columns: name and address of the holder; number of Common Shares owned of record or beneficially; percentage of the outstanding Common Shares. As of the date of this SAI the Adviser is the only entry, at 100%.]

As of the date of this SAI, the Trustees and officers of the Fund as a group beneficially own all of the outstanding Common Shares. Those Common Shares are held of record by the Adviser, and are attributed to the Trustee who controls the Adviser. The Independent Trustees own no Common Shares. See “BOARD OF TRUSTEES AND OFFICERS — Trustee Ownership of Securities.”

36

FINANCIAL STATEMENTS

The financial statement of the Fund, together with the report of the Fund’s independent registered public accounting firm on it, is set out in Appendix A to this SAI. The Fund has not commenced investment operations, and the financial statement consists of a statement of assets and liabilities as of the date shown, with the notes to it.

37

APPENDIX A — FINANCIAL STATEMENTS

[To be provided by amendment.]

A-1

PART C - OTHER INFORMATION

Capitalized terms used in this Part C and not defined here have the meanings given to them in the Prospectus or the Statement of Additional Information forming part of this Registration Statement.

Item 25: Financial Statements and Exhibits

1. Financial Statements:

The Registrant has not conducted any business as of the date of this filing, other than in connection with its organization and the issuance of Common Shares to Madara Fund Advisors LLC constituting the Registrant’s initial capital. Financial statements indicating that the Registrant has met the net worth requirements of Section 14(a) of the Investment Company Act of 1940, as amended (the “1940 Act”) will be filed by pre-effective amendment.

2. Exhibits:

Exhibit	Description
(a)(1)	Agreement and Declaration of Trust — filed herewith.
(a)(2)	Certificate of Trust — filed herewith.
(b)	By-Laws — filed herewith.
(c)	None.
(d)	None.
(e)	Dividend Reinvestment Plan*
(f)	None.
(g)	Form of Investment Management Agreement between the Registrant and Madara Fund Advisors LLC*
(h)	Form of Underwriting Agreement*
(i)	None.
(j)	Form of Custody Agreement*
(k)(1)	Form of Transfer Agency and Service Agreement*
(k)(2)	Form of Fund Servicing Agreement*
(k)(3)	Form of Structuring Fee Agreement with Underwriter*

Exhibit	Description
(k)(4)	Form of Contribution Agreement*
(k)(5)	Form of Expense Assumption Agreement between the Registrant and Madara Fund Advisors LLC*
(l)	Opinion and Consent of Stradley Ronon Stevens & Young, LLP*
(m)	None.
(n)	Consent of Independent Registered Public Accounting Firm*
(o)	None.
(p)	Form of Subscription Agreement*
(q)	None.
(r)(1)	Code of Ethics of the Registrant*
(r)(2)	Code of Ethics of Madara Fund Advisors LLC*
(s)	Calculation of Filing Fee Table — filed herewith.
(t)	Powers of Attorney*

____________

* To be filed by amendment.

Item 26: Marketing Arrangements

Reference is made to the Form of Underwriting Agreement to be filed as Exhibit (h) to this Registration Statement, to the Form of Structuring Fee Agreement with Underwriter to be filed as Exhibit (k)(3), and to the Form of Expense Assumption Agreement between the Registrant and Madara Fund Advisors LLC to be filed as Exhibit (k)(5). See “UNDERWRITING” in the Prospectus.

Item 27: Other Expenses of Issuance and Distribution

Expense	Amount
Securities and Exchange Commission registration fee	$[•]
Financial Industry Regulatory Authority, Inc. filing fee	$[•]
Printing and engraving expenses	$[•]
Legal fees and expenses	$[•]
Listing fees	$[•]
Accounting expenses	$[•]
Blue sky filing fees and expenses	$[•]
Miscellaneous expenses	$[•]
Total	$[•]

____________

To be completed by amendment. All of the expenses set forth above are either paid by Madara Fund Advisors LLC directly or are amounts Madara Fund Advisors LLC is obliged to bear under the Expense Assumption Agreement, and the Registrant does not reimburse Madara Fund Advisors LLC for any of them. See “SUMMARY OF FUND EXPENSES” in the Prospectus.

Item 28: Persons Controlled by or under Common Control with Registrant

Not applicable.

Item 29: Number of Holders of Securities

As of [•]:

Title of Class	Number of Record Holders
Common Shares of beneficial interest	1

Item 30: Indemnification

Section 3817 of the Delaware Statutory Trust Act permits a statutory trust, subject to such standards and restrictions as are set forth in its governing instrument, to indemnify and hold harmless any trustee, beneficial owner or other person from and against any and all claims and demands whatsoever. The Registrant will indemnify and hold harmless to the fullest extent permitted by law any current or former Trustee, officer or agent of the Registrant against any and all liabilities and expenses reasonably incurred or paid by them in connection with any proceeding in which they become involved by virtue of their being or having been such a trustee, agent or officer, and against amounts paid by them in the settlement thereof. However, in accordance with the 1940 Act and the Declaration of Trust, the Registrant will not indemnify any Trustee, agent or officer for any liability to which such person would be subject by reason of his or her willful misfeasance, bad faith, gross negligence or reckless disregard of the duties of his or her position, or if such trustee, agent or officer did not act in good faith in the reasonable belief that the action was in the best interest of the Registrant. Expenses of a person entitled to indemnification may be advanced from time to time, subject to certain conditions set forth in the Declaration of Trust, by the Registrant prior to final disposition upon receipt of an undertaking by such person that such amount will be paid to the Registrant if it is ultimately determined that he or she is not entitled to indemnification.

Under the Investment Management Agreement, the Registrant will indemnify Madara Fund Advisors LLC and its members, managers, officers, employees and agents against liabilities and expenses incurred in connection with the performance of the Adviser’s duties under that agreement, other than any liability to which such person would be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of those duties, or by reason of reckless disregard of its or his obligations and duties under that agreement. Expenses may be advanced prior to final disposition upon receipt of an undertaking to repay them if it is ultimately determined that the person is not entitled to indemnification. Reference is made to Exhibit (g).

[The Underwriting Agreement will provide for the indemnification of the Registrant, its Trustees and its officers by the underwriters, and of the underwriters by the Registrant, against certain liabilities, including liabilities under the Securities Act of 1933, as amended (the “Securities Act”). Reference is made to Exhibit (h).]

Insofar as indemnification for liabilities arising under the Securities Act may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

Item 31: Business and Other Connections of Investment Advisers

Information as to the business, profession, vocation or employment of a substantial nature of each member, manager and officer of Madara Fund Advisors LLC who also serves as a Trustee or officer of the Registrant is set forth under “BOARD OF TRUSTEES AND OFFICERS” in the Statement of Additional Information. Information as to each other member, manager and officer of Madara Fund Advisors LLC is set forth in Part 1A of the Adviser’s Form ADV (File No. 801-[•]), including Schedules A and D, which is incorporated herein by reference. The Adviser’s application for registration under the Investment Advisers Act of 1940 is pending as of the date of this Registration Statement, and the Registrant will amend this Item to reflect the Adviser’s file number on the effectiveness of that registration.

Item 32: Location of Accounts and Records.

Madara Fund Advisors LLC, 505 Montgomery Street, Suite 1100, San Francisco, CA 94111, maintains the Declaration of Trust, the By-Laws, minutes of meetings of the Trustees and of Common Shareholders and contracts of the Registrant, all advisory material of the investment adviser, all general and subsidiary ledgers, journals, trial balances, records of all portfolio purchases and sales, and all other required records, as required by Section 31(a) of the 1940 Act and the rules thereunder. Certain of those records are maintained by the Registrant’s Administrator, Custodian and Transfer Agent, whose addresses are set forth in the Statement of Additional Information.

Item 33: Management Services

Not applicable.

Item 34: Undertakings

1. The Registrant undertakes to suspend the offering of its Common Shares until it amends its prospectus if (1) subsequent to the effective date of its Registration Statement, the net asset value declines more than 10 percent from its net asset value as of the effective date of the Registration Statement, or (2) the net asset value increases to an amount greater than its net proceeds as stated in the prospectus.

2. Not applicable.

3. Not applicable.

4. The Registrant undertakes that:

a. For purposes of determining any liability under the Securities Act, the information omitted from the form of prospectus filed as part of a registration statement in reliance upon Rule 430A and contained in the form of prospectus filed by the Registrant pursuant to Rule 424(b)(1) under the Securities Act shall be deemed to be part of the Registration Statement as of the time it was declared effective; and

b. For the purpose of determining any liability under the Securities Act, each post-effective amendment that contains a form of prospectus shall be deemed to be a new registration statement relating to the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering thereof.

5. Not applicable.

6. Insofar as indemnification for liabilities arising under the Securities Act may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

7. The Registrant undertakes to send by first class mail or other means designed to ensure equally prompt delivery, within two business days of receipt of a written or oral request, any Prospectus or Statement of Additional Information.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of San Francisco, and State of California, on October 23, 2026.

Madara AI & Frontier Technologies Fund
By:	/s/ Robert E. Ghenchev
Name:	Robert E. Ghenchev
Title:	Sole Trustee, President and Secretary (Principal Executive Officer)

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature	Title	Date
/s/ Robert E. Ghenchev	Sole Trustee, President and Secretary (Principal Executive Officer)	October 23, 2026
Robert E. Ghenchev
/s/ Troy A. Sheets	Treasurer (Principal Financial Officer and Principal Accounting Officer)	October 23, 2026
Troy A. Sheets

EXHIBIT INDEX

Exhibit	Description
(a)(1)	Agreement and Declaration of Trust
(a)(2)	Certificate of Trust
(b)	By-Laws
(s)	Calculation of Filing Fee Table